Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Flex Cap Growth VIP Fund
		Shares	Value
	Common Stocks 89.0%
	Automobiles & Components 0.5%
[a]	Tesla Inc.	2,000	$ 559,720
	Capital Goods 8.3%
	The Boeing Co.	8,000	3,051,360
	Fortive Corp.	35,000	2,936,150
	Raytheon Co.	13,000	2,367,040
	Roper Technologies Inc.	6,000	2,051,820
			10,406,370
	Consumer Durables & Apparel 1.3%
	NIKE Inc., B	20,000	1,684,200
	Diversified Financials 1.2%
	Intercontinental Exchange Inc.	20,000	1,522,800
	Energy 0.9%
	Concho Resources Inc.	10,000	1,109,600
	Food & Staples Retailing 2.9%
	Costco Wholesale Corp.	15,000	3,632,100
	Food, Beverage & Tobacco 1.4%
	Constellation Brands Inc., A	10,000	1,753,300
	Health Care Equipment & Services 9.1%
	Becton, Dickinson and Co.	10,000	2,497,300
	Danaher Corp.	18,000	2,376,360
[a]	IDEXX Laboratories Inc.	9,000	2,012,400
[a]	Intuitive Surgical Inc.	3,500	1,997,030
	UnitedHealth Group Inc.	10,000	2,472,600
			11,355,690
	Household & Personal Products 2.6%
	Estee Lauder Cos. Inc., A	20,000	3,311,000
	Media & Entertainment 10.9%
[a]	Alphabet Inc., C	6,000	7,039,860
[a]	Charter Communications Inc., A	5,006	1,736,632
[a]	Electronic Arts Inc.	13,000	1,321,190
[a]	Netflix Inc.	9,990	3,562,034
			13,659,716
	Pharmaceuticals, Biotechnology & Life Sciences 1.4%
[a]	Elanco Animal Health Inc.	50,000	1,603,500
[a]	Precision BioSciences Inc.	9,300	166,935
			1,770,435
	Real Estate 3.2%
	American Tower Corp.	20,000	3,941,200
	Retailing 9.6%
[a]	Alibaba Group Holding Ltd., ADR (China)	10,000	1,824,500
[a]	Amazon.com Inc.	5,170	9,206,478
[a]	Booking Holdings Inc.	600	1,046,946
			12,077,924
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Flex Cap Growth VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment 7.2%
	Analog Devices Inc.	30,000	$ 3,158,100
	NVIDIA Corp.	8,000	1,436,480
	Xilinx Inc.	35,000	4,437,650
			9,032,230
	Software & Services 28.3%
[a]	Adobe Inc.	10,000	2,664,900
[a]	Elastic NV	1,600	127,792
	Mastercard Inc., A	34,960	8,231,332
	Microsoft Corp.	70,000	8,255,800
[a]	Salesforce.com Inc.	37,000	5,859,690
[a]	ServiceNow Inc.	25,000	6,162,250
	Visa Inc., A	26,470	4,134,349
			35,436,113
	Transportation 0.2%
[a]	Lyft Inc., A	2,500	195,725
	Total Common Stocks (Cost $55,186,148)		111,448,123
	Short Term Investments (Cost $14,306,859) 11.4%
	Money Market Funds 11.4%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	14,306,859	14,306,859
	Total Investments (Cost $69,493,007) 100.4%		125,754,982
	Other Assets, less Liabilities (0.4)%		(476,810)
	Net Assets 100.0%		$125,278,172

See Abbreviations on page 111.
[a]Non-income producing.
[b]See Note 8 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  2

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Founding Funds Allocation VIP Fund
		Shares	Value
	Investments in Underlying Funds 100.0%
	Domestic Equity 33.5%
[a]	Franklin Mutual Shares VIP Fund, Class 1	14,237,673	$277,349,873
	Domestic Hybrid 33.5%
[a]	Franklin Income VIP Fund, Class 1	16,540,453	277,217,989
	Foreign Equity 33.0%
[a]	Templeton Growth VIP Fund, Class 1	20,262,154	272,525,975
	Total Investments in Underlying Funds (Cost $610,838,565)		827,093,837
	Other Assets, less Liabilities 0.0%†		143,957
	Net Assets 100.0%		$827,237,794

†Rounds to less than 0.1% of net assets.
[a]See Note 7 regarding investments in Underlying Funds.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  3

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Global Real Estate VIP Fund
	Country	Shares	Value
Common Stocks 99.6%
Diversified Real Estate Activities 10.5%
CapitaLand Ltd.	Singapore	765,895	$ 2,062,579
Mitsubishi Estate Co. Ltd.	Japan	178,956	3,238,697
Mitsui Fudosan Co. Ltd.	Japan	171,578	4,308,223
New World Development Co. Ltd.	Hong Kong	1,507,585	2,500,495
Nomura Real Estate Holdings Inc.	Japan	53,600	1,027,839
Sun Hung Kai Properties Ltd.	Hong Kong	231,671	3,975,323
			17,113,156
Diversified REITs 7.9%
Activia Properties Inc.	Japan	257	1,066,823
Gecina SA	France	13,921	2,058,540
GPT Group	Australia	508,428	2,241,710
Hulic REIT Inc.	Japan	865	1,473,735
Kenedix Office Investment Corp.	Japan	263	1,825,087
Land Securities Group PLC	United Kingdom	148,247	1,764,038
Premier Investment Corp.	Japan	974	1,227,004
VEREIT Inc.	United States	154,400	1,292,328
			12,949,265
Health Care REITs 6.1%
HCP Inc.	United States	104,189	3,261,116
Physicians Realty Trust	United States	75,500	1,420,155
Ventas Inc.	United States	18,617	1,187,951
Welltower Inc.	United States	52,076	4,041,097
			9,910,319
Hotel & Resort REITs 3.9%
Host Hotels & Resorts Inc.	United States	129,706	2,451,443
MGM Growth Properties LLC, A	United States	42,300	1,364,175
Ryman Hospitality Properties Inc.	United States	17,200	1,414,528
Sunstone Hotel Investors Inc.	United States	79,109	1,139,170
			6,369,316
Hotels, Resorts & Cruise Lines 0.5%
Hilton Worldwide Holdings Inc.	United States	10,014	832,264
Industrial REITs 11.9%
First Industrial Realty Trust Inc.	United States	65,653	2,321,490
GLP J-REIT	Japan	1,360	1,456,770
Goodman Group	Australia	375,681	3,560,893
Mapletree Logistics Trust	Singapore	1,134,971	1,222,605
Prologis Inc.	United States	80,969	5,825,720
Rexford Industrial Realty Inc.	United States	54,074	1,936,390
Segro PLC	United Kingdom	366,025	3,211,034
			19,534,902
Office REITs 12.5%
Alexandria Real Estate Equities Inc.	United States	20,921	2,982,498
Boston Properties Inc.	United States	22,285	2,983,516
Cousins Properties Inc.	United States	139,900	1,351,434
Derwent London PLC	United Kingdom	40,077	1,682,738
Dexus	Australia	297,720	2,692,997
Highwoods Properties Inc.	United States	31,510	1,474,038
Inmobiliaria Colonial SA	Spain	154,332	1,586,945
Kilroy Realty Corp.	United States	27,844	2,115,030
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Global Real Estate VIP Fund  (continued)
	Country	Shares	Value
Common Stocks (continued)
Office REITs (continued)
ORIX JREIT Inc.	Japan	853	$ 1,463,297
Vornado Realty Trust	United States	32,127	2,166,645
			20,499,138
Real Estate Development 2.4%
CK Asset Holdings Ltd.	Hong Kong	445,127	3,957,970
Real Estate Operating Companies 9.4%
ADO Properties SA	Germany	31,403	1,784,531
Aroundtown SA	Germany	246,480	2,032,556
Deutsche Wohnen SE	Germany	76,784	3,724,170
Fabege AB	Sweden	131,876	1,914,700
Hemfosa Fastigheter AB	Sweden	136,157	1,194,167
Hufvudstaden AB, A	Sweden	65,388	1,134,315
Swire Properties Ltd.	Hong Kong	421,000	1,810,043
Vonovia SE	Germany	34,808	1,805,022
			15,399,504
Residential REITs 12.7%
American Homes 4 Rent, A	United States	68,900	1,565,408
AvalonBay Communities Inc.	United States	22,789	4,574,436
Camden Property Trust	United States	30,800	3,126,200
Canadian Apartment Properties REIT	Canada	54,375	2,090,908
Equity Lifestyle Properties Inc.	United States	22,858	2,612,669
Equity Residential	United States	65,033	4,898,285
Unite Group PLC	United Kingdom	159,541	1,906,951
			20,774,857
Retail REITs 15.2%
Agree Realty Corp.	United States	20,721	1,436,794
Brixmor Property Group Inc.	United States	95,100	1,746,987
CapitaLand Mall Trust	Singapore	955,000	1,676,984
Link REIT	Hong Kong	150,337	1,758,092
Realty Income Corp.	United States	44,017	3,237,891
Regency Centers Corp.	United States	32,339	2,182,559
Retail Properties of America Inc., A	United States	114,400	1,394,536
Scentre Group	Australia	252,449	736,671
Simon Property Group Inc.	United States	36,926	6,728,286
SmartCentres REIT	Canada	61,630	1,615,141
Unibail-Rodamco-Westfield	France	14,242	2,335,144
			24,849,085
Specialized REITs 6.6%
American Tower Corp.	United States	8,400	1,655,304
Coresite Realty Corp.	United States	8,069	863,544
CubeSmart	United States	50,993	1,633,816
Digital Realty Trust Inc.	United States	28,768	3,423,392
Extra Space Storage Inc.	United States	20,900	2,129,919
  |  5

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Global Real Estate VIP Fund  (continued)
	Country	Shares	Value
Common Stocks (continued)
Specialized REITs (continued)
Public Storage	United States	5,244	$ 1,142,038
			10,848,013
Total Common Stocks (Cost $102,712,162)			163,037,789
Other Assets, less Liabilities 0.4%			591,332
Net Assets 100.0%			$163,629,121

See Abbreviations on page 111.
  |  6

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Growth and Income VIP Fund
		Country	Shares	Value
	Common Stocks 87.1%
	Communication Services 4.9%
	Comcast Corp., A	United States	40,600	$ 1,623,188
	Rogers Communications Inc., B	Canada	14,344	771,994
	TELUS Corp.	Canada	20,900	773,796
	Verizon Communications Inc.	United States	31,410	1,857,273
				5,026,251
	Consumer Discretionary 3.7%
[a]	Amazon.com Inc.	United States	140	249,305
	Las Vegas Sands Corp.	United States	12,800	780,288
	Lowe’s Cos. Inc.	United States	5,748	629,233
	McDonald’s Corp.	United States	7,800	1,481,220
	Target Corp.	United States	7,680	616,397
				3,756,443
	Consumer Staples 9.2%
	The Coca-Cola Co.	United States	49,000	2,296,140
	Nestle SA	Switzerland	6,300	600,482
	PepsiCo Inc.	United States	18,398	2,254,675
	The Procter & Gamble Co.	United States	25,100	2,611,655
	Walmart Inc.	United States	16,300	1,589,739
				9,352,691
	Energy 9.3%
	Chevron Corp.	United States	21,168	2,607,474
	Exxon Mobil Corp.	United States	20,277	1,638,382
	Occidental Petroleum Corp.	United States	23,400	1,549,080
	ONEOK Inc.	United States	12,700	886,968
	Royal Dutch Shell PLC, A, ADR	United Kingdom	23,813	1,490,456
	Suncor Energy Inc.	Canada	38,882	1,260,943
				9,433,303
	Financials 16.6%
	Arthur J. Gallagher & Co.	United States	9,566	747,105
	Bank of America Corp.	United States	69,200	1,909,228
	BB&T Corp.	United States	36,276	1,687,922
	BlackRock Inc.	United States	1,961	838,073
	JPMorgan Chase & Co.	United States	38,400	3,887,232
	MetLife Inc.	United States	34,000	1,447,380
	Morgan Stanley	United States	51,737	2,183,301
	U.S. Bancorp	United States	35,755	1,723,033
	Wells Fargo & Co.	United States	51,250	2,476,400
				16,899,674
	Health Care 13.2%
	Baxter International Inc.	United States	15,200	1,235,912
	Bristol-Myers Squibb Co.	United States	10,200	486,642
	Eli Lilly & Co.	United States	4,937	640,625
	HCA Holdings Inc.	United States	4,400	573,672
	Johnson & Johnson	United States	16,865	2,357,558
	Medtronic PLC	United States	20,281	1,847,194
	Merck & Co. Inc.	United States	29,900	2,486,783
	Pfizer Inc.	United States	52,963	2,249,339
	UnitedHealth Group Inc.	United States	6,300	1,557,738
				13,435,463
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Growth and Income VIP Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Industrials 10.0%
	3M Co.	United States	2,400	$ 498,672
	Cummins Inc.	United States	3,969	626,586
	Illinois Tool Works Inc.	United States	3,611	518,287
	Lockheed Martin Corp.	United States	4,169	1,251,367
	Norfolk Southern Corp.	United States	8,800	1,644,632
	Raytheon Co.	United States	10,416	1,896,545
	Republic Services Inc.	United States	22,180	1,782,828
	Stanley Black & Decker Inc.	United States	3,632	494,570
	United Technologies Corp.	United States	11,534	1,486,617
				10,200,104
	Information Technology 9.7%
	Analog Devices Inc.	United States	4,500	473,715
	Apple Inc.	United States	6,132	1,164,773
	Cisco Systems Inc.	United States	29,289	1,581,313
	Intel Corp.	United States	19,357	1,039,471
	Microsoft Corp.	United States	31,476	3,712,279
	Oracle Corp.	United States	13,029	699,788
	Texas Instruments Inc.	United States	11,696	1,240,595
				9,911,934
	Materials 2.5%
	BASF SE	Germany	11,637	855,568
	DowDuPont Inc.	United States	21,073	1,123,402
	International Paper Co.	United States	11,220	519,150
				2,498,120
	Real Estate 2.5%
	Equity Residential	United States	10,600	798,392
	Host Hotels & Resorts Inc.	United States	58,941	1,113,985
	Prologis Inc.	United States	9,300	669,135
				2,581,512
	Utilities 5.5%
	Duke Energy Corp.	United States	18,300	1,647,000
	NextEra Energy Inc.	United States	11,254	2,175,624
	Xcel Energy Inc.	United States	32,596	1,832,221
				5,654,845
	Total Common Stocks (Cost $60,631,054)			88,750,340
	Equity-Linked Securities 9.8%
	Communication Services 1.3%
[b]	Goldman Sachs International into Alphabet Inc., 5.00%, A, 144A	United States	1,100	1,304,539
	Consumer Discretionary 2.3%
[b]	Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 6.50%, 144A	United States	750	1,293,866
[b]	Wells Fargo Bank National Assn. into Dollar General Corp., 6.50%, 144A	United States	9,000	1,030,210
				2,324,076
	Energy 0.5%
[b]	Citigroup Global Markets Holdings Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	11,000	502,227
	Financials 1.9%
[b]	Goldman Sachs International into The Charles Schwab Corp., 7.00%, 144A	United States	19,000	826,241
[b]	Morgan Stanley BV into Bank of America Corp., 6.50%, 144A	United States	38,000	1,065,647
				1,891,888
  |  8

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Growth and Income VIP Fund  (continued)
		Country	Shares	Value
	Equity-Linked Securities (continued)
	Health Care 0.8%
[b]	Goldman Sachs International into HCA Holdings Inc., 6.00%, 144A	United States	6,400	$ 852,404
	Information Technology 3.0%
[b]	Credit Suisse AG London into Broadcom Inc., 8.50%, 144A	United States	3,500	988,173
[b]	Goldman Sachs International into Intel Corp., 8.00%, 144A	United States	10,700	551,903
[b]	Merrill Lynch International & Co. CV into Analog Devices Inc., 7.00%, 144A	United States	11,000	1,058,295
[b]	Merrill Lynch International & Co. CV into Cisco System Inc., 7.00%, 144A	United States	9,000	476,085
				3,074,456
	Total Equity-Linked Securities (Cost $9,570,778)			9,949,590
	Convertible Preferred Stocks 2.8%
	Health Care 1.7%
	Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	29,000	1,792,490
	Industrials 0.5%
	Fortive Corp., 5.00%, cvt. pfd., A	United States	510	535,016
	Materials 0.6%
	International Flavors & Fragrances Inc., 6.00%, cvt. pfd.	United States	11,582	578,405
	Total Convertible Preferred Stocks (Cost $2,645,971)			2,905,911
	Total Investments before Short Term Investments (Cost $72,847,803)			101,605,841
			Principal Amount
	Short Term Investments (Cost $386,998) 0.4%
	Repurchase Agreements 0.4%
[c]	Joint Repurchase Agreement, 2.507%, 4/01/19 (Maturity Value $387,079) BNP Paribas Securities Corp. (Maturity Value $344,763) Deutsche Bank Securities Inc. (Maturity Value $19,331) HSBC Securities (USA) Inc. (Maturity Value $22,985) Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 1/20/40 - 11/20/48; U.S. Treasury Notes, 1.375% - 3.125%, 5/15/21 - 8/31/23; and U.S. Treasury Strips, 11/15/34 - 5/15/48 (valued at $394,847)	United States	$386,998	386,998
	Total Investments (Cost $73,234,801) 100.1%			101,992,839
	Other Assets, less Liabilities (0.1)%			(132,004)
	Net Assets 100.0%			$101,860,835

See Abbreviations on page 111.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $9,949,590, representing 9.8% of net assets.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2019, all repurchase agreements had been entered into on March 29, 2019.
  |  9

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Income VIP Fund
		Country	Shares	Value
	Common Stocks 35.7%
	Communication Services 1.8%
	BCE Inc.	Canada	466,000	$ 20,699,484
	Verizon Communications Inc.	United States	1,325,000	78,347,250
				99,046,734
	Consumer Discretionary 3.1%
	Ford Motor Co.	United States	3,138,995	27,560,376
	General Motors Co.	United States	1,425,000	52,867,500
	Target Corp.	United States	1,049,800	84,256,948
				164,684,824
	Consumer Staples 3.1%
	Anheuser-Busch InBev SA/NV, ADR	Belgium	300,000	25,191,000
	The Coca-Cola Co.	United States	245,600	11,508,816
	PepsiCo Inc.	United States	384,000	47,059,200
	Philip Morris International Inc.	United States	350,000	30,936,500
	The Procter & Gamble Co.	United States	500,000	52,025,000
				166,720,516
	Energy 5.2%
	Baker Hughes a GE Co., A	United States	795,000	22,037,400
	BP PLC, ADR	United Kingdom	500,000	21,860,000
	Chevron Corp.	United States	400,000	49,272,000
	Exxon Mobil Corp.	United States	500,000	40,400,000
	Halliburton Co.	United States	839,165	24,587,535
	Occidental Petroleum Corp.	United States	286,000	18,933,200
	Royal Dutch Shell PLC, A, ADR	United Kingdom	1,000,000	62,590,000
	Schlumberger Ltd.	United States	225,000	9,803,250
	TransCanada Corp.	Canada	350,000	15,729,000
	The Williams Cos. Inc.	United States	600,000	17,232,000
				282,444,385
	Financials 4.9%
	Bank of America Corp.	United States	715,000	19,726,850
	Barclays PLC	United Kingdom	10,000,000	20,150,937
	JPMorgan Chase & Co.	United States	600,000	60,738,000
	MetLife Inc.	United States	1,095,108	46,618,747
	Morgan Stanley	United States	250,000	10,550,000
	Wells Fargo & Co.	United States	2,200,000	106,304,000
				264,088,534
	Health Care 4.8%
	AstraZeneca PLC	United Kingdom	900,000	71,931,340
	Bristol-Myers Squibb Co.	United States	200,000	9,542,000
	Johnson & Johnson	United States	230,000	32,151,700
	Medtronic PLC	United States	175,000	15,939,000
	Merck & Co. Inc.	United States	806,100	67,043,337
	Pfizer Inc.	United States	1,499,975	63,703,938
				260,311,315
	Industrials 1.2%
	3M Co.	United States	125,000	25,972,500
[a]	CEVA Logistics AG	Switzerland	283,295	8,521,755
	Cummins Inc.	United States	200,000	31,574,000
				66,068,255
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Information Technology 1.5%
	Apple Inc.	United States	53,317	$ 10,127,564
	Applied Materials Inc.	United States	286,000	11,342,760
	Lam Research Corp.	United States	70,000	12,530,700
	Microchip Technology Inc.	United States	150,000	12,444,000
	Microsoft Corp.	United States	285,500	33,671,870
				80,116,894
	Materials 2.9%
	BASF SE	Germany	700,000	51,464,969
	DowDuPont Inc.	United States	447,500	23,856,225
	Newmont Mining Corp.	United States	217,800	7,790,706
	Rio Tinto PLC, ADR	Australia	1,250,000	73,562,500
				156,674,400
	Real Estate 0.5%
	Host Hotels & Resorts Inc.	United States	1,500,000	28,350,000
	Utilities 6.7%
	Dominion Energy Inc.	United States	1,201,638	92,117,569
	Duke Energy Corp.	United States	577,500	51,975,000
	Sempra Energy	United States	720,000	90,619,200
	The Southern Co.	United States	2,020,000	104,393,600
	Xcel Energy Inc.	United States	400,000	22,484,000
				361,589,369
	Total Common Stocks (Cost $1,609,925,991)			1,930,095,226
	Equity-Linked Securities 8.3%
	Communication Services 1.8%
[b]	Goldman Sachs International into Alphabet Inc., 7.00%, A, 144A	United States	35,000	40,310,988
[b]	Royal Bank of Canada into Alphabet Inc., 6.00%, A, 144A	Belgium	10,000	11,971,096
[b]	Royal Bank of Canada into Comcast Corp., 7.00%, A, 144A	United States	1,270,000	48,334,130
				100,616,214
	Consumer Discretionary 1.2%
[b]	JP Morgan Chase Financial Co. LLC into Amazon.com Inc., 9.00%, 144A	United States	25,000	43,870,521
[b]	Wells Fargo Bank National Assn. into Ford Motor Co., 8.50%, 144A	United States	2,500,000	22,481,680
				66,352,201
	Financials 0.4%
[b]	Credit Suisse AG into Bank of America Corp., 7.00%, 144A	United States	750,000	20,993,132
	Information Technology 4.0%
[b]	Citigroup Global Markets Holdings Inc. into Texas Instruments Inc., 7.00%, 144A	United States	520,000	55,683,400
[b]	Credit Suisse AG into International Business Machines Corp., 9.50%, 144A	United States	110,000	14,887,652
[b,c]	Credit Suisse AG London into Analog Devices Inc., 7.50%, 144A	United States	260,000	27,407,900
[b]	Royal Bank of Canada into Apple Inc., 6.50%, 144A	United States	310,000	58,701,954
[b]	Wells Fargo Bank National Assn. into Intel Corp., 8.00%, 144A	United States	1,100,000	59,472,821
				216,153,727
	Materials 0.9%
[b]	UBS AG London into DowDuPont Inc., 6.50%, 144A	United States	850,000	46,722,117
	Total Equity-Linked Securities (Cost $464,122,498)			450,837,391
  |  11

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
		Country	Shares		Value
	Convertible Preferred Stocks 1.1%
	Financials 1.1%
	Bank of America Corp., 7.25%, cvt. pfd., L	United States	34,600		$ 45,044,702
[a]	FNMA, 5.375%, cvt. pfd.	United States	475		14,487,500
	Total Convertible Preferred Stocks (Cost $65,397,102)				59,532,202
	Preferred Stocks (Cost $15,000,000) 0.3%
	Financials 0.3%
[a]	JPMorgan Chase & Co., 6.00%, pfd., EE	United States	600,000		15,882,000
			Units
	Index-Linked Notes (Cost $14,054,540) 0.3%
	Financials 0.3%
[b,d]	Morgan Stanley Finance LLC, senior note, 144A, 4.90%, 10/03/19	United States	106,000		14,065,140
			Principal Amount*
	Convertible Bonds 1.1%
	Energy 0.7%
	Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	10,000,000		9,290,942
	Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	35,000,000		28,436,644
					37,727,586
	Health Care 0.4%
[b]	Bayer Capital Corp. BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	25,000,000	EUR	20,052,753
	Total Convertible Bonds (Cost $67,563,331)				57,780,339
	Corporate Bonds 38.5%
	Communication Services 5.8%
	AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	5,600,000		5,068,000
	AT&T Inc., senior bond, 4.125%, 2/17/26	United States	12,000,000		12,280,451
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.125%, 2/15/23	United States	10,000,000		10,200,000
	senior bond, 5.75%, 1/15/24	United States	9,000,000		9,258,750
	[b] senior bond, 144A, 5.50%, 5/01/26	United States	10,000,000		10,350,000
	[b] senior bond, 144A, 5.00%, 2/01/28	United States	3,000,000		2,973,750
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	40,000,000		38,862,000
	senior bond, 5.00%, 3/15/23	United States	35,000,000		31,631,250
	senior note, 5.875%, 11/15/24	United States	9,400,000		7,931,250
	Netflix Inc., senior bond, 4.875%, 4/15/28	United States	24,000,000		23,820,000
[b]	Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	4,000,000		4,160,000
	Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	13,500,000		13,567,500
	Sprint Communications Inc.,
	senior bond, 11.50%, 11/15/21	United States	30,000,000		34,875,000
	senior note, 7.00%, 8/15/20	United States	7,500,000		7,762,500
	senior note, 6.00%, 11/15/22	United States	6,300,000		6,364,890
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	37,500,000		39,468,750
	senior bond, 7.125%, 6/15/24	United States	8,200,000		8,343,500
	senior note, 7.625%, 3/01/26	United States	7,500,000		7,631,250
  |  12

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Communication Services (continued)
[b]	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	16,000,000	$ 16,321,250
[b]	Univision Communications Inc.,
	senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	15,000,000	14,325,000
	senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	7,140,000	6,675,900
				311,870,991
	Consumer Discretionary 1.6%
[b]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	6,300,000	6,331,500
	Ford Motor Co., senior note, 4.346%, 12/08/26	United States	18,500,000	17,202,293
	General Motors Co., senior bond, 5.15%, 4/01/38	United States	16,000,000	14,665,337
[b]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	5,000,000	5,037,500
[b]	Shea Homes LP/Shea Homes Funding Corp.,
	senior bond, 144A, 6.125%, 4/01/25	United States	10,000,000	9,575,000
	senior note, 144A, 5.875%, 4/01/23	United States	10,000,000	9,900,000
[b]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	senior bond, 144A, 5.50%, 3/01/25	United States	13,200,000	13,068,000
	senior bond, 144A, 5.25%, 5/15/27	United States	10,000,000	9,475,000
				85,254,630
	Consumer Staples 0.9%
	BAT Capital Corp.,
	senior note, 3.222%, 8/15/24	United Kingdom	10,000,000	9,789,189
	senior note, 3.557%, 8/15/27	United Kingdom	20,000,000	18,972,171
	Kraft Heinz Foods Co., senior bond, 4.625%, 1/30/29	United States	13,000,000	13,397,486
[b]	Post Holdings Inc.,
	senior bond, 144A, 5.00%, 8/15/26	United States	7,500,000	7,321,875
	senior bond, 144A, 5.625%, 1/15/28	United States	2,500,000	2,490,625
				51,971,346
	Energy 6.8%
[b]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note, 144A, 10.00%, 4/01/22	United States	6,500,000	7,151,950
	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 6.50%, 4/15/21	United States	34,000,000	33,490,000
	Chesapeake Energy Corp.,
	senior bond, 6.125%, 2/15/21	United States	16,000,000	16,560,000
	senior bond, 8.00%, 6/15/27	United States	26,000,000	25,740,000
	senior note, 5.375%, 6/15/21	United States	12,875,000	12,875,000
	senior note, 4.875%, 4/15/22	United States	5,000,000	4,950,000
	senior note, 5.75%, 3/15/23	United States	5,000,000	4,887,500
	senior note, 7.00%, 10/01/24	United States	20,000,000	20,025,000
	senior note, 8.00%, 1/15/25	United States	45,000,000	46,125,000
	senior note, 7.50%, 10/01/26	United States	10,000,000	9,873,000
	[e] senior note, FRN, 6.037%, (3-month USD LIBOR + 3.25%), 4/15/19	United States	9,800,000	9,802,450
	HighPoint Operating Corp.,
	senior bond, 7.00%, 10/15/22	United States	17,937,000	16,950,465
	senior note, 8.75%, 6/15/25	United States	26,600,000	25,403,000
	Kinder Morgan Inc.,
	senior bond, 7.75%, 1/15/32	United States	22,000,000	28,762,341
	[b] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	6,400,000	7,019,411
	Talos Production LLC/Talos Production Finance Inc., second lien, 11.00%, 4/03/22	United States	2,500,000	2,637,500
  |  13

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
	Weatherford International Ltd.,
	senior note, 5.125%, 9/15/20	United States	22,500,000	$ 19,856,250
	senior note, 7.75%, 6/15/21	United States	47,500,000	42,750,000
	senior note, 4.50%, 4/15/22	United States	11,900,000	8,389,500
	senior note, 8.25%, 6/15/23	United States	37,500,000	26,718,750
				369,967,117
	Financials 5.0%
	Bank of America Corp.,
	[f] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	8,472,440
	[f] junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	5,000,000	5,028,325
	[f] junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	6,000,000	6,382,500
	senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	18,500,000	18,123,132
	Capital One Financial Corp., senior sub. note, 4.20%, 10/29/25	United States	15,500,000	15,786,821
	Citigroup Inc.,
	[f] junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,852,250
	[f] junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,741,687
	[f] junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,584,375
	[f] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	15,800,000	16,085,743
	[f] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	25,000,000	25,258,625
	[f] junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	10,102,050
	sub. bond, 4.125%, 7/25/28	United States	18,500,000	18,638,203
	The Goldman Sachs Group Inc., senior note, 3.272% to 9/29/24, FRN thereafter, 9/29/25	United States	15,500,000	15,315,039
	HSBC Holdings PLC, senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	28,500,000	29,312,820
[f]	JPMorgan Chase & Co.,
	[e] junior sub. bond, FRN, 6.221%, (3-month USD LIBOR + 3.47%), Perpetual	United States	28,692,000	28,877,781
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,338,128
	junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	9,957,500
[f]	Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	7,429,976
	Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter, 9/15/48	United States	17,000,000	17,229,925
[f]	Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	6,600,000	6,755,331
				269,272,651
	Health Care 13.1%
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	17,000,000	17,197,073
[b]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	9,329,500
	senior note, 144A, 5.50%, 3/01/23	United States	15,000,000	15,128,700
	senior note, 144A, 5.875%, 5/15/23	United States	14,500,000	14,699,375
	senior note, 144A, 9.00%, 12/15/25	United States	5,000,000	5,450,250
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,500,000	4,772,250
	senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	3,000,000	3,108,750
	senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	35,000,000	35,875,000
[b]	Bayer U.S. Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	15,000,000	15,174,419
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	114,415,000	76,658,050
	[b] senior note, 144A, 8.125%, 6/30/24	United States	42,388,000	31,791,000
	[b] senior note, 144A, 11.00% to 6/22/19, 9.875% thereafter, 6/30/23	United States	101,596,000	83,372,725
	senior secured note, first lien, 6.25%, 3/31/23	United States	39,000,000	36,757,500
  |  14

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care (continued)
	CVS Health Corp.,
	senior bond, 4.30%, 3/25/28	United States	8,000,000	$ 8,120,910
	senior bond, 5.05%, 3/25/48	United States	3,900,000	3,936,874
	senior note, 4.10%, 3/25/25	United States	5,100,000	5,243,782
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	5,000,000	4,950,000
	senior bond, 5.00%, 5/01/25	United States	4,000,000	3,848,000
[b]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	7,600,000	5,548,000
	senior note, 144A, 6.00%, 7/15/23	United States	15,000,000	11,625,000
[b]	Cigna Corp., senior secured note, 144A, 3.75%, 7/15/23	United States	20,000,000	20,526,934
	HCA Inc.,
	senior bond, 5.875%, 5/01/23	United States	7,500,000	8,015,625
	senior note, 7.50%, 2/15/22	United States	25,000,000	27,632,500
	senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	11,024,549
	Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	6,000,000	6,197,463
	Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	5,000,000	3,950,000
[b]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
	senior note, 144A, 4.875%, 4/15/20	United States	20,200,000	20,200,000
	senior note, 144A, 5.75%, 8/01/22	United States	23,000,000	21,850,000
	senior note, 144A, 5.625%, 10/15/23	United States	14,300,000	11,922,625
	senior note, 144A, 5.50%, 4/15/25	United States	10,000,000	7,850,000
	Mylan NV, senior note, 3.95%, 6/15/26	United States	13,600,000	13,036,348
[b]	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	8,500,000	8,638,125
	Tenet Healthcare Corp.,
	secured note, second lien, 5.125%, 5/01/25	United States	2,500,000	2,518,875
	senior note, 8.125%, 4/01/22	United States	52,600,000	56,786,960
	senior note, 6.75%, 6/15/23	United States	58,200,000	60,164,250
	[b] senior note, second lien, 144A, 6.25%, 2/01/27	United States	29,000,000	30,123,750
	senior secured note, first lien, 4.50%, 4/01/21	United States	7,000,000	7,140,000
				710,165,162
	Industrials 1.1%
[b]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	18,000,000	18,720,000
	United Rentals North America Inc.,
	senior bond, 5.75%, 11/15/24	United States	3,000,000	3,093,750
	senior bond, 4.875%, 1/15/28	United States	20,000,000	19,504,000
	United Technologies Corp., senior note, 3.95%, 8/16/25	United States	15,000,000	15,602,924
[b]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	4,700,000	4,065,500
				60,986,174
	Information Technology 0.7%
[b]	CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000	9,828,500
[b]	Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	21,100,000	22,497,980
	NCR Corp., senior note, 6.375%, 12/15/23	United States	4,212,000	4,341,224
				36,667,704
	Materials 1.9%
[b]	BWAY Holding Co.,
	secured note, 144A, 5.50%, 4/15/24	United States	10,000,000	9,965,500
	senior note, 144A, 7.25%, 4/15/25	United States	23,000,000	22,266,760
  |  15

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[b]	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000	$ 15,153,863
	DowDuPont Inc., senior note, 4.493%, 11/15/25	United States	28,500,000	30,408,280
[b]	FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 5.125%, 5/15/24	Australia	6,700,000	6,700,000
[b]	Syngenta Finance NV, senior note, 144A, 4.441%, 4/24/23	Switzerland	16,500,000	16,809,457
				101,303,860
	Real Estate 0.5%
	Equinix Inc., senior bond, 5.375%, 5/15/27	United States	11,000,000	11,550,000
	Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	18,000,000	18,225,000
				29,775,000
	Utilities 1.1%
	Calpine Corp.,
	senior bond, 5.75%, 1/15/25	United States	1,000,000	997,500
	senior note, 5.375%, 1/15/23	United States	20,000,000	20,075,000
	senior note, 5.50%, 2/01/24	United States	16,375,000	16,334,062
	Ferrellgas LP/Ferrellgas Finance Corp.,
	senior note, 6.50%, 5/01/21	United States	9,500,000	8,371,875
	senior note, 6.75%, 6/15/23	United States	5,000,000	4,387,500
	Vistra Energy Corp., senior note, 5.875%, 6/01/23	United States	8,000,000	8,210,000
				58,375,937
	Total Corporate Bonds (Cost $2,081,631,655)			2,085,610,572
[e]	Senior Floating Rate Interests 3.0%
	Communication Services 0.5%
	MH Sub I LLC & Micro Holding Corp., Amendment No. 2 Initial Term Loan, 6.236%, (1-month USD LIBOR + 3.75%), 9/15/24	United States	8,874,875	8,768,864
	Securus Technologies Holdings Inc.,
	[c,g] Delayed Draw Term Loan, TBD, 11/01/24	United States	8,800,000	8,758,746
	Initial Term Loan, 6.999%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	2,177,945	2,167,735
	Second Lien Initial Loan, 10.749%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	6,000,000	5,910,000
				25,605,345
	Consumer Discretionary 1.2%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.999%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	13,895,000	13,889,789
	Belk Inc., Closing Date Term Loan, 7.447%, (3-month USD LIBOR + 4.75%), 12/12/22	United States	24,166,874	19,565,138
	PetSmart Inc., Tranche B-2 Loans, 5.49%, (1-month USD LIBOR + 3.00%), 3/11/22	United States	13,856,959	12,464,404
	Stars Group Holdings BV, Stars Group (US), USD Term Loan, 6.101%, (3-month USD LIBOR + 3.50%), 7/10/25	United States	19,290,559	19,288,341
				65,207,672
	Consumer Staples 0.2%
	Almonde Inc., Tahoe Canada Bidco Inc. and Misys Europe SA, Dollar Term Loan, 6.101%, (3-month USD LIBOR + 3.50%), 6/13/24	United States	14,040,695	13,556,951
	Health Care 0.4%
	Amneal Pharmaceuticals LLC, Initial Term Loans, 6.00%, (1-month USD LIBOR + 3.50%), 5/04/25	United States	24,806,722	24,786,009
  |  16

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
		Country	Principal Amount*	Value
[e]	Senior Floating Rate Interests (continued)
	Industrials 0.6%
	Commercial Barge Line Co., Initial Term Loan, 11.249%, (1-month USD LIBOR + 8.75%), 11/12/20	United States	8,500,000	$ 6,003,125
	Vertiv Group Corp., Term B Loans, 6.629%, (3-month USD LIBOR + 4.00%), 11/30/23	United States	8,574,569	8,081,532
	West Corp., Term B Loans, 6.629%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	17,417,198	16,372,166
				30,456,823
	Utilities 0.1%
	Talen Energy Supply LLC, Term B-1 Loans, 6.50%, (1-month USD LIBOR + 4.00%), 7/15/23	United States	5,880,000	5,841,780
	Total Senior Floating Rate Interests (Cost $171,068,928)			165,454,580
	U.S. Government and Agency Securities 7.9%
	U.S. Treasury Bond, 3.00%, 2/15/49	United States	25,000,000	25,958,985
	U.S. Treasury Note,
	1.00%, 6/30/19	United States	50,000,000	49,816,406
	2.25%, 3/31/20	United States	50,000,000	49,928,711
	2.50%, 5/31/20	United States	75,000,000	75,111,328
	2.50%, 6/30/20	United States	50,000,000	50,076,172
	2.375%, 3/15/21	United States	75,000,000	75,149,414
	2.75%, 4/30/23	United States	25,000,000	25,506,836
	2.75%, 5/31/23	United States	50,000,000	51,038,086
	2.875%, 5/31/25	United States	25,000,000	25,831,543
	Total U.S. Government and Agency Securities (Cost $425,025,095)			428,417,481
			Shares
	Escrows and Litigation Trusts (Cost $62,602) 0.0%
[a,h]	Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
	Total Investments before Short Term Investments (Cost $4,913,851,742)			5,207,674,931
	Short Term Investments (Cost $148,506,439) 2.8%
	Money Market Funds 2.8%
[i,j]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	148,506,439	148,506,439
	Total Investments (Cost $5,062,358,181) 99.0%			5,356,181,370
	Other Assets, less Liabilities 1.0%			55,055,000
	Net Assets 100.0%			$5,411,236,370
  |  17

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Income VIP Fund  (continued)
See Abbreviations on page 111.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $1,100,126,008, representing 20.3% of net assets.
[c]Security purchased on a delayed delivery basis.
[d]Security pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.
[e]The coupon rate shown represents the rate at period end.
[f]Perpetual security with no stated maturity date.
[g]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[h]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[i]See Note 8 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day effective yield at period end.
  |  18

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Large Cap Growth VIP Fund
		Shares	Value
	Common Stocks 99.3%
	Communication Services 8.5%
[a]	Alphabet Inc., A	3,499	$ 4,117,938
[a]	Alphabet Inc., C	578	678,173
[a]	Electronic Arts Inc.	9,907	1,006,848
[a]	Facebook Inc., A	6,289	1,048,314
[a]	Liberty Broadband Corp., C	12,084	1,108,586
[a]	Netflix Inc.	2,978	1,061,836
	The Walt Disney Co.	9,912	1,100,529
			10,122,224
	Consumer Discretionary 8.9%
[a]	Alibaba Group Holding Ltd., ADR (China)	3,494	637,480
[a]	Amazon.com Inc.	4,999	8,901,969
	Aptiv PLC	9,519	756,666
[a]	Levi Strauss & Co., A	9,800	230,790
			10,526,905
	Consumer Staples 3.7%
	Constellation Brands Inc., A	7,485	1,312,345
	Lamb Weston Holdings Inc.	18,753	1,405,350
[a]	Monster Beverage Corp.	20,141	1,099,296
[a]	Nomad Foods Ltd. (United Kingdom)	29,410	601,434
			4,418,425
	Energy 0.9%
	Diamondback Energy Inc.	10,689	1,085,254
	Financials 6.7%
[a]	Athene Holding Ltd., A	12,930	527,544
	The Charles Schwab Corp.	35,352	1,511,652
	Intercontinental Exchange Inc.	15,959	1,215,118
	MarketAxess Holdings Inc.	3,517	865,463
	MSCI Inc.	8,833	1,756,354
	S&P Global Inc.	7,507	1,580,599
[a]	SVB Financial Group	2,519	560,125
			8,016,855
	Health Care 15.4%
[a]	ABIOMED Inc.	3,984	1,137,790
[a]	Array BioPharma Inc.	15,047	366,846
[a]	Centene Corp.	17,050	905,355
[a]	Edwards Lifesciences Corp.	10,396	1,989,067
[a]	Elanco Animal Health Inc.	15,960	511,837
[a]	Guardant Health Inc.	8,125	623,187
[a]	GW Pharmaceuticals PLC, ADR (United Kingdom)	3,531	595,221
[a]	Heron Therapeutics Inc.	40,907	999,767
[a]	IDEXX Laboratories Inc.	2,780	621,608
[a]	Illumina Inc.	3,656	1,135,883
[a]	Intuitive Surgical Inc.	2,200	1,255,276
[a]	Nevro Corp.	15,543	971,593
[a]	PTC Therapeutics Inc.	7,975	300,179
[a]	Sage Therapeutics Inc.	4,026	640,335
	UnitedHealth Group Inc.	12,222	3,022,012
[a]	Veeva Systems Inc.	13,022	1,651,971
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  19

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Large Cap Growth VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	West Pharmaceutical Services Inc.	14,590	$ 1,607,818
			18,335,745
	Industrials 12.0%
	The Boeing Co.	3,609	1,376,545
[a]	CoStar Group Inc.	5,916	2,759,341
	Honeywell International Inc.	7,618	1,210,652
[a]	IHS Markit Ltd.	21,246	1,155,357
[a]	Lyft Inc., A	2,400	187,896
	Raytheon Co.	12,537	2,282,737
	Rockwell Automation Inc.	5,089	892,916
	Roper Technologies Inc.	4,104	1,403,445
	Stanley Black & Decker Inc.	5,975	813,616
[a]	Univar Inc.	28,839	639,072
	Verisk Analytics Inc.	11,820	1,572,060
			14,293,637
	Information Technology 38.4%
[a]	2U Inc.	14,831	1,050,776
[a]	Adobe Inc.	10,062	2,681,422
	Analog Devices Inc.	9,403	989,854
	Apple Inc.	17,525	3,328,874
[a]	Autodesk Inc.	7,739	1,205,891
[a]	DocuSign Inc.	5,366	278,173
[a]	Fiserv Inc.	13,549	1,196,106
[a]	Guidewire Software Inc.	6,208	603,169
[a]	InterXion Holding NV (Netherlands)	18,165	1,212,150
	Mastercard Inc., A	29,418	6,926,468
	Microsoft Corp.	52,083	6,142,669
	Monolithic Power Systems	7,356	996,664
	NVIDIA Corp.	6,658	1,195,511
[a]	PayPal Holdings Inc.	14,981	1,555,627
[a]	Salesforce.com Inc.	15,558	2,463,920
[a]	ServiceNow Inc.	14,671	3,616,255
[a]	Twilio Inc., A	10,826	1,398,503
	Visa Inc., A	34,603	5,404,643
	Xilinx Inc.	14,507	1,839,343
[a]	Zendesk Inc.	18,091	1,537,735
			45,623,753
	Materials 0.7%
[a]	Ingevity Corp.	7,924	836,854
	Real Estate 4.1%
	American Tower Corp.	6,830	1,345,920
[a]	SBA Communications Corp., A	17,663	3,526,595
			4,872,515
	Total Common Stocks (Cost $60,714,897)		118,132,167
  |  20

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Large Cap Growth VIP Fund  (continued)
		Principal Amount	Value
	Short Term Investments (Cost $1,440,512) 1.2%
	Repurchase Agreements 1.2%
[b]	Joint Repurchase Agreement, 2.507%, 4/01/19 (Maturity Value $1,440,813) BNP Paribas Securities Corp. (Maturity Value $1,283,303) Deutsche Bank Securities Inc. (Maturity Value $71,954) HSBC Securities (USA) Inc. (Maturity Value $85,556) Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 1/20/40 - 11/20/48; U.S. Treasury Notes, 1.375% - 3.125%, 5/15/21 - 8/31/23; and U.S. Treasury Strips, 11/15/34 - 5/15/48 (valued at $1,469,727)	$1,440,512	$ 1,440,512
	Total Investments (Cost $62,155,409) 100.5%		119,572,679
	Other Assets, less Liabilities (0.5)%		(641,962)
	Net Assets 100.0%		$118,930,717

See Abbreviations on page 111.
[a]Non-income producing.
[b]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2019, all repurchase agreements had been entered into on March 29, 2019.
  |  21

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual Global Discovery VIP Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 89.9%
	Aerospace & Defense 0.8%
	BAE Systems PLC	United Kingdom	755,507	$ 4,747,958
	Auto Components 0.4%
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	424,073	16,108
[a,b,c]	International Automotive Components Group North America LLC	United States	4,052,916	483,107
	Toyo Tire Corp.	Japan	138,565	1,569,274
				2,068,489
	Automobiles 1.3%
	General Motors Co.	United States	198,100	7,349,510
	Banks 12.1%
	Barclays PLC	United Kingdom	1,564,265	3,152,140
	BNP Paribas SA	France	106,948	5,112,787
	CIT Group Inc.	United States	136,169	6,532,027
	Citigroup Inc.	United States	170,950	10,636,509
	Citizens Financial Group Inc.	United States	320,923	10,429,998
	First Horizon National Corp.	United States	353,473	4,941,553
	HSBC Holdings PLC	United Kingdom	568,864	4,619,199
	JPMorgan Chase & Co.	United States	72,586	7,347,881
	Societe Generale SA	France	108,440	3,135,896
	Standard Chartered PLC	United Kingdom	442,523	3,408,826
	Wells Fargo & Co.	United States	209,020	10,099,846
				69,416,662
	Biotechnology 1.4%
[a]	Celgene Corp.	United States	83,100	7,839,654
	Building Products 1.3%
	Johnson Controls International PLC	United States	206,500	7,628,110
	Capital Markets 1.2%
	Credit Suisse Group AG	Switzerland	191,359	2,230,423
	Deutsche Bank AG	Germany	207,029	1,686,325
	Guotai Junan Securities Co. Ltd.	China	1,275,797	2,844,152
				6,760,900
	Chemicals 1.3%
	BASF SE	Germany	105,123	7,728,789
	Communications Equipment 1.2%
	Cisco Systems Inc.	United States	126,180	6,812,458
	Construction Materials 1.1%
	LafargeHolcim Ltd., B	Switzerland	121,811	6,018,062
	Consumer Finance 1.5%
	Ally Financial Inc.	United States	93,416	2,568,006
	Capital One Financial Corp.	United States	70,388	5,749,996
				8,318,002
	Containers & Packaging 1.1%
	International Paper Co.	United States	134,900	6,241,823
	Diversified Financial Services 0.9%
	Voya Financial Inc.	United States	101,650	5,078,434
	Diversified Telecommunication Services 1.3%
	Koninklijke KPN NV	Netherlands	2,340,874	7,422,047
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  22

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery VIP Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Electric Utilities 2.2%
	Enel SpA	Italy	1,929,746	$ 12,349,608
	Energy Equipment & Services 1.2%
	Baker Hughes a GE Co., A	United States	250,264	6,937,318
	Entertainment 2.7%
	The Walt Disney Co.	United States	137,500	15,266,625
	Food & Staples Retailing 1.1%
	Walgreens Boots Alliance Inc.	United States	102,904	6,510,736
	Health Care Equipment & Supplies 3.3%
	Koninklijke Philips NV	Netherlands	41,580	1,694,119
	Medtronic PLC	United States	190,110	17,315,219
				19,009,338
	Health Care Providers & Services 1.0%
	CVS Health Corp.	United States	105,591	5,694,523
	Hotels, Restaurants & Leisure 2.1%
	Accor SA	France	186,049	7,537,518
	Sands China Ltd.	Macau	916,400	4,605,377
				12,142,895
	Independent Power & Renewable Electricity Producers 0.5%
	Vistra Energy Corp.	United States	117,933	3,069,796
	Industrial Conglomerates 1.1%
	General Electric Co.	United States	624,350	6,237,256
	Insurance 9.4%
[a]	Alleghany Corp.	United States	2,730	1,671,852
	American International Group Inc.	United States	177,333	7,635,959
	China Pacific Insurance Group Co. Ltd., H	China	1,523,508	5,977,624
	Chubb Ltd.	United States	66,066	9,254,525
	The Hartford Financial Services Group Inc.	United States	192,796	9,585,817
	MetLife Inc.	United States	67,226	2,861,811
	NN Group NV	Netherlands	280,241	11,642,839
	RSA Insurance Group PLC	United Kingdom	501,149	3,315,283
	T&D Holdings Inc.	Japan	199,721	2,097,868
				54,043,578
	IT Services 1.5%
	Cognizant Technology Solutions Corp., A	United States	117,760	8,531,712
	Machinery 0.4%
	CNH Industrial NV	United Kingdom	239,035	2,430,832
	Media 3.8%
[a]	Charter Communications Inc., A	United States	30,386	10,541,207
[a]	Cumulus Media Inc., A	United States	9,615	173,166
[a]	Cumulus Media Inc., B	United States	14,335	258,174
[a]	DISH Network Corp., A	United States	139,003	4,405,005
[a]	Liberty Global PLC, C	United Kingdom	263,900	6,389,019
				21,766,571
	Metals & Mining 0.1%
	Warrior Met Coal Inc.	United States	16,373	497,739
  |  23

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery VIP Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels 10.2%
	Anadarko Petroleum Corp.	United States	60,325	$ 2,743,581
	BP PLC	United Kingdom	884,587	6,436,130
	Canadian Natural Resources Ltd.	Canada	287,800	7,904,320
	Crescent Point Energy Corp.	Canada	670,900	2,174,562
	JXTG Holdings Inc.	Japan	610,739	2,791,493
	Kinder Morgan Inc.	United States	571,770	11,441,118
	Plains All American Pipeline LP	United States	195,500	4,791,705
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	237,549	7,457,176
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	179,410	5,640,986
	The Williams Cos. Inc.	United States	234,501	6,734,869
				58,115,940
	Pharmaceuticals 9.3%
	Eli Lilly & Co.	United States	65,784	8,536,132
	GlaxoSmithKline PLC	United Kingdom	670,728	13,952,693
	Merck & Co. Inc.	United States	136,718	11,370,836
	Novartis AG, ADR	Switzerland	199,302	19,160,894
				53,020,555
	Semiconductors & Semiconductor Equipment 0.6%
[a]	Renesas Electronics Corp.	Japan	791,797	3,658,350
	Software 4.2%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	5,179	12,948
[a]	Check Point Software Technologies Ltd.	Israel	77,767	9,836,748
[a]	Red Hat Inc.	United States	34,900	6,376,230
	Symantec Corp.	United States	334,461	7,689,258
				23,915,184
	Specialty Retail 0.7%
	Dufry AG	Switzerland	38,027	3,995,002
	Technology Hardware, Storage & Peripherals 4.1%
	Hewlett Packard Enterprise Co.	United States	338,480	5,222,746
	Samsung Electronics Co. Ltd.	South Korea	297,113	11,657,480
	Western Digital Corp.	United States	132,012	6,344,497
				23,224,723
	Tobacco 3.5%
	Altria Group Inc.	United States	107,584	6,178,549
	British American Tobacco PLC	United Kingdom	224,633	9,346,942
	British American Tobacco PLC, ADR	United Kingdom	83,985	3,503,854
	Imperial Brands PLC	United Kingdom	35,205	1,203,683
				20,233,028
	Total Common Stocks and Other Equity Interests (Cost $450,426,129)			514,082,207

	Management Investment Companies (Cost $3,414,384) 0.7%
	Diversified Financial Services 0.7%
[a]	Altaba Inc.	United States	52,100	3,861,652
	Preferred Stocks (Cost $12,172,905) 1.8%
	Automobiles 1.8%
[d]	Volkswagen AG, 2.822%, pfd.	Germany	67,454	10,619,420
  |  24

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery VIP Fund  (continued)
		Country	Principal Amount	Value
	Corporate Notes and Senior Floating Rate Interests 1.3%
[e]	Cumulus Media New Holdings Inc., Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 5/13/22	United States	$ 1,786,995	$ 1,759,911
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	3,610,000	2,770,675
	senior note, 11.00%, 9/15/25	United States	4,065,000	2,698,835
	Total Corporate Notes and Senior Floating Rate Interests (Cost $8,828,855)			7,229,421
	Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 1.4%
[b,c,f]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[e,f]	iHeartCommunications Inc.,
	Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	6,889,154	4,934,356
	Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	2,213,880	1,586,246
[f]	Pacific Gas & Electric Co.,
	senior bond, 4.45%, 4/15/42	United States	446,000	384,675
	senior bond, 3.75%, 8/15/42	United States	225,000	177,750
	senior bond, 4.00%, 12/01/46	United States	295,000	238,581
	senior bond, 3.95%, 12/01/47	United States	761,000	614,508
	Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $10,284,038)			7,936,116
			Shares
	Companies in Liquidation 0.0%†
[a,b,g]	Avaya Holdings Corp., Contingent Distribution	United States	1,270,000	—
[a,b,g]	Avaya Inc., Contingent Distribution	United States	1,668,000	—
[a,b]	NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,b,g]	Tribune Media, Litigation Trust, Contingent Distribution	United States	57,569	—
[a,g]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	5,912,264	11,824
	Total Companies in Liquidation (Cost $187,690)			11,824
	Total Investments before Short Term Investments (Cost $485,314,001)			543,740,640
  |  25

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery VIP Fund  (continued)
		Country	Principal Amount	Value
	Short Term Investments 4.2%
	U.S. Government and Agency Securities 4.2%
[h]	FHLB, 4/01/19	United States	$ 7,000,000	$ 7,000,000
[h]	U.S. Treasury Bill,
	[i] 6/06/19 - 7/18/19	United States	6,500,000	6,460,637
	4/11/19 - 9/12/19	United States	10,500,000	10,445,844
	Total U.S. Government and Agency Securities (Cost $23,901,790)			23,906,481
	Total Investments (Cost $509,215,791) 99.3%			567,647,121
	Securities Sold Short (0.9)%			(4,924,897)
	Other Assets, less Liabilities 1.6%			9,099,557
	Net Assets 100.0%			$571,821,781
			Shares
	Securities Sold Short (0.9)%
	Common Stocks (0.9)%
	Internet & Direct Marketing Retail (0.6)%
	Alibaba Group Holding Ltd., ADR	China	18,756	(3,422,032)
	Pharmaceuticals (0.3)%
	Bristol-Myers Squibb Co.	United States	31,500	(1,502,865)
	Total Securities Sold Short (Proceeds $4,803,778)			$(4,924,897)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The coupon rate shown represents the rate at period end.
[f]Defaulted security or security for which income has been deemed uncollectible.
[g]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[h]The security was issued on a discount basis with no stated coupon rate.
[i]A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2019, the aggregate value of this security pledged amounted to $2,803,117, representing 0.5% of net assets.
  |  26

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery VIP Fund  (continued)
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	189	$26,669,081	6/17/19	$107,560
GBP/USD	Short	139	11,342,400	6/17/19	18,769
Total Futures Contracts					$126,329

*As of period end.

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
South Korean Won	HSBK	Sell	12,657,886,953	$11,232,876	4/12/19	$103,328	$ —
South Korean Won	UBSW	Sell	356,186,851	316,245	4/12/19	3,065	—
Euro	BOFA	Buy	371,614	417,483	4/18/19	154	—
Euro	BOFA	Buy	1,340,183	1,516,240	4/18/19	—	(10,083)
Euro	BOFA	Sell	43,831	49,753	4/18/19	494	—
Euro	HSBK	Buy	687,049	774,864	4/18/19	—	(2,726)
Euro	HSBK	Sell	48,360,169	55,025,476	4/18/19	676,203	—
Euro	UBSW	Buy	519,184	586,249	4/18/19	—	(2,768)
Euro	UBSW	Sell	215,771	245,674	4/18/19	3,182	—
Japanese Yen	HSBK	Buy	4,661,922	42,421	4/22/19	—	(261)
Japanese Yen	HSBK	Buy	7,323,332	66,222	4/22/19	7	—
Japanese Yen	UBSW	Buy	24,601,431	221,625	4/22/19	860	—
Japanese Yen	UBSW	Sell	268,194,706	2,432,881	4/22/19	7,433	—
British Pound	BOFA	Buy	707,933	942,987	4/24/19	—	(19,520)
British Pound	BOFA	Sell	99,946	128,753	4/24/19	—	(1,622)
British Pound	BOFA	Sell	136,084	181,077	4/24/19	3,561	—
British Pound	BONY	Sell	10,604,006	13,710,742	4/24/19	—	(121,728)
British Pound	HSBK	Buy	127,380	169,138	4/24/19	—	(2,976)
British Pound	HSBK	Sell	132,812	171,677	4/24/19	—	(1,570)
British Pound	HSBK	Sell	140,000	184,808	4/24/19	2,184	—
British Pound	UBSW	Sell	134,837	179,499	4/24/19	3,610	—
British Pound	UBSW	Sell	180,557	233,139	4/24/19	—	(2,390)
Swiss Franc	HSBK	Buy	25,493	25,748	5/14/19	—	(30)
Swiss Franc	HSBK	Sell	2,267,604	2,263,351	5/14/19	—	(24,265)
Swiss Franc	UBSW	Buy	76,714	77,444	5/14/19	—	(53)
  |  27

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery VIP Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	UBSW	Sell	42,500	$42,734	5/14/19	$ —	$ (141)
Total Forward Exchange Contracts						$804,081	$(190,133)
Net unrealized appreciation (depreciation)						$613,948

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 111.
  |  28

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual Shares VIP Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 87.4%
	Aerospace & Defense 1.1%
	BAE Systems PLC	United Kingdom	4,916,073	$ 30,894,893
	Huntington Ingalls Industries Inc.	United States	40,378	8,366,322
				39,261,215
	Auto Components 0.4%
	The Goodyear Tire & Rubber Co.	United States	632,638	11,482,379
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	1,730,515	65,732
[a,b,c]	International Automotive Components Group North America LLC	United States	15,382,424	1,833,585
				13,381,696
	Automobiles 1.3%
	General Motors Co.	United States	1,220,030	45,263,113
	Banks 10.0%
	Barclays PLC	United Kingdom	10,424,276	21,005,893
	Cadence Bancorp	United States	447,646	8,303,833
	CIT Group Inc.	United States	721,126	34,592,414
	Citigroup Inc.	United States	958,019	59,607,942
	Citizens Financial Group Inc.	United States	1,812,866	58,918,145
	Independent Bank Group Inc.	United States	133,712	6,858,088
	JPMorgan Chase & Co.	United States	771,220	78,070,601
	Synovus Financial Corp.	United States	520,877	17,897,334
	Wells Fargo & Co.	United States	1,380,060	66,684,499
				351,938,749
	Biotechnology 1.1%
[a]	Celgene Corp.	United States	401,188	37,848,076
	Building Products 1.4%
	Johnson Controls International PLC	United States	1,307,800	48,310,132
	Chemicals 0.0%
[a,b,d]	Dow Corning Corp., Contingent Distribution	United States	100,000	—
	Communications Equipment 1.9%
	Cisco Systems Inc.	United States	1,269,380	68,533,826
	Construction & Engineering 0.7%
	Fluor Corp.	United States	639,982	23,551,338
	Consumer Finance 1.9%
	Ally Financial Inc.	United States	763,354	20,984,601
	Capital One Financial Corp.	United States	545,985	44,601,515
				65,586,116
	Containers & Packaging 1.6%
	International Paper Co.	United States	1,021,675	47,272,902
	WestRock Co.	United States	283,171	10,859,608
				58,132,510
	Diversified Financial Services 1.2%
	Voya Financial Inc.	United States	861,810	43,056,028
	Diversified Telecommunication Services 1.5%
	AT&T Inc.	United States	902,822	28,312,498
	Koninklijke KPN NV	Netherlands	7,561,343	23,974,227
				52,286,725
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  29

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares VIP Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment 1.5%
[a]	Sensata Technologies Holding PLC	United States	1,175,030	$ 52,899,851
	Energy Equipment & Services 1.4%
	Baker Hughes a GE Co., A	United States	1,570,485	43,533,844
[a]	McDermott International Inc.	United States	699,157	5,201,728
				48,735,572
	Entertainment 2.3%
	The Walt Disney Co.	United States	738,500	81,995,655
	Equity Real Estate Investment Trusts (REITs) 1.5%
	Alexander’s Inc.	United States	40,126	15,094,198
	Vornado Realty Trust	United States	557,296	37,584,042
				52,678,240
	Food & Staples Retailing 2.6%
	The Kroger Co.	United States	2,010,460	49,457,316
	Walgreens Boots Alliance Inc.	United States	642,558	40,654,645
				90,111,961
	Health Care Equipment & Supplies 3.7%
	Medtronic PLC	United States	1,412,212	128,624,269
	Health Care Providers & Services 1.3%
	CVS Health Corp.	United States	823,261	44,398,466
	Household Durables 2.6%
	Lennar Corp., A	United States	646,500	31,736,685
	Newell Brands Inc.	United States	2,673,417	41,010,217
	Toll Brothers Inc.	United States	530,900	19,218,580
				91,965,482
	Household Products 0.6%
	Energizer Holdings Inc.	United States	458,300	20,591,419
	Independent Power & Renewable Electricity Producers 0.6%
	Vistra Energy Corp.	United States	805,295	20,961,829
	Industrial Conglomerates 1.0%
	General Electric Co.	United States	3,575,800	35,722,242
	Insurance 8.4%
[a]	Alleghany Corp.	United States	101,088	61,906,291
	American International Group Inc.	United States	1,541,096	66,359,594
[a]	Brighthouse Financial Inc.	United States	623,900	22,641,331
	Chubb Ltd.	United States	392,545	54,987,703
	The Hartford Financial Services Group Inc.	United States	994,778	49,460,362
	MetLife Inc.	United States	971,603	41,361,140
				296,716,421
	IT Services 1.7%
	Cognizant Technology Solutions Corp., A	United States	813,770	58,957,636
	Machinery 0.8%
	CNH Industrial NV	United Kingdom	663,594	6,748,323
	CNH Industrial NV, special voting	United Kingdom	1,844,814	18,760,568
	Wabtec Corp.	United States	18,134	1,336,839
				26,845,730
  |  30

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares VIP Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Media 5.6%
[a]	Charter Communications Inc., A	United States	231,413	$ 80,279,484
	Comcast Corp., A	United States	1,391,500	55,632,170
[a]	Cumulus Media Inc., A	United States	60,894	1,096,701
[a]	Cumulus Media Inc., B	United States	90,790	1,635,128
[a]	Discovery Inc., C	United States	1,300,873	33,068,192
[a]	DISH Network Corp., A	United States	779,583	24,704,985
				196,416,660
	Metals & Mining 0.1%
	Warrior Met Coal Inc.	United States	109,515	3,329,256
	Oil, Gas & Consumable Fuels 9.0%
	Anadarko Petroleum Corp.	United States	855,070	38,888,583
	BP PLC	United Kingdom	3,858,661	28,075,072
	Kinder Morgan Inc.	United States	3,079,740	61,625,597
	Marathon Oil Corp.	United States	2,981,901	49,827,566
	Plains All American Pipeline LP	United States	1,053,000	25,809,030
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,247,949	39,175,817
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	735,364	23,121,220
	The Williams Cos. Inc.	United States	1,725,598	49,559,174
				316,082,059
	Pharmaceuticals 6.8%
	Eli Lilly & Co.	United States	413,886	53,705,847
	GlaxoSmithKline PLC	United Kingdom	853,786	17,760,723
	Merck & Co. Inc.	United States	832,769	69,261,398
	Novartis AG, ADR	Switzerland	1,043,481	100,320,263
				241,048,231
	Software 2.6%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	91,551	228,878
[a]	Red Hat Inc.	United States	187,800	34,311,060
	Symantec Corp.	United States	2,556,761	58,779,935
				93,319,873
	Specialty Retail 0.3%
[a,b]	TRU Kids Parent LLC	United States	2,039	9,789,787
	Technology Hardware, Storage & Peripherals 3.5%
	Hewlett Packard Enterprise Co.	United States	1,950,967	30,103,421
	Samsung Electronics Co. Ltd.	South Korea	1,502,492	58,951,544
[a,b]	Wayne Services Legacy Inc.	United States	2,039	713,354
	Western Digital Corp.	United States	712,700	34,252,362
				124,020,681
	Textiles, Apparel & Luxury Goods 0.7%
	PVH Corp.	United States	215,900	26,329,005
	Tobacco 3.4%
	Altria Group Inc.	United States	627,588	36,042,379
	British American Tobacco PLC	United Kingdom	1,243,149	51,727,224
	British American Tobacco PLC, ADR	United Kingdom	376,733	15,717,300
	Imperial Brands PLC	United Kingdom	479,995	16,411,352
				119,898,255
  |  31

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares VIP Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Wireless Telecommunication Services 1.3%
[a]	T-Mobile U.S. Inc.	United States	673,000	$ 46,504,300
	Total Common Stocks and Other Equity Interests (Cost $2,472,275,817)			3,075,092,404

	Management Investment Companies (Cost $34,970,362) 1.2%
	Diversified Financial Services 1.2%
[a]	Altaba Inc.	United States	559,700	41,484,964
			Principal Amount
	Corporate Notes and Senior Floating Rate Interests 3.4%
[e]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	$ 18,444,000	17,936,790
[f]	Cumulus Media New Holdings Inc., Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 5/13/22	United States	11,317,567	11,146,038
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	22,633,000	17,370,828
	senior note, 11.00%, 9/15/25	United States	25,535,000	16,953,197
	[e] senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	6,148,000	6,363,180
[e]	McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	United States	9,797,000	8,131,510
[f]	Veritas U.S. Inc.,
	Term Loan B1, 6.999%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	13,634,261	12,654,298
	Term Loan B1, 7.101%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	3,823,782	3,548,948
[e]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	2,856,000	2,741,760
	senior note, 144A, 10.50%, 2/01/24	United States	23,445,000	20,983,275
	Total Corporate Notes and Senior Floating Rate Interests (Cost $128,614,279)			117,829,824
	Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 1.7%
[b,c,g]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754	—
[g]	iHeartCommunications Inc.,
	senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	18,911,035
	[f] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	34,746,619	24,887,266
	[f] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	11,168,253	8,002,053
[g]	Pacific Gas & Electric Co.,
	senior bond, 4.45%, 4/15/42	United States	2,644,000	2,280,450
	senior bond, 3.75%, 8/15/42	United States	1,549,000	1,223,710
	senior bond, 4.00%, 12/01/46	United States	1,755,000	1,419,356
	senior bond, 3.95%, 12/01/47	United States	4,144,000	3,346,280
	Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $78,412,456)			60,070,150
			Shares
	Companies in Liquidation 0.0%†
[a,b,d]	Avaya Holdings Corp., Contingent Distribution	United States	30,319,000	—
[a,b,d]	Avaya Inc., Contingent Distribution	United States	34,518,267	—
[a,b,d]	Tribune Media, Litigation Trust, Contingent Distribution	United States	398,509	—
  |  32

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares VIP Fund  (continued)
		Country	Shares	Value
	Companies in Liquidation (continued)
[a,d]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	90,618,406	$ 181,237
	Total Companies in Liquidation (Cost $2,863,235)			181,237
	Total Investments before Short Term Investments (Cost $2,717,136,149)			3,294,658,579
			Principal Amount
	Short Term Investments 5.8%
	U.S. Government and Agency Securities 5.8%
[h]	FHLB, 4/01/19	United States	$ 7,400,000	7,400,000
[h]	U.S. Treasury Bill,
	[i] 6/13/19 - 7/11/19	United States	64,500,000	64,126,088
	4/11/19 - 9/12/19	United States	135,000,000	134,158,867
	Total U.S. Government and Agency Securities (Cost $205,624,544)			205,684,955
	Total Investments (Cost $2,922,760,693) 99.5%			3,500,343,534
	Securities Sold Short (1.4)%			(48,116,354)
	Other Assets, less Liabilities 1.9%			65,006,160
	Net Assets 100.0%			$3,517,233,340
			Shares
	Securities Sold Short (1.4)%
	Common Stocks (1.4)%
	Internet & Direct Marketing Retail (1.1)%
	Alibaba Group Holding Ltd., ADR	China	214,876	(39,204,126)
	Pharmaceuticals (0.3)%
	Bristol-Myers Squibb Co.	United States	186,800	(8,912,228)
	Total Securities Sold Short (Proceeds $43,079,632)			$(48,116,354)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $56,156,515, representing 1.6% of net assets.
[f]The coupon rate shown represents the rate at period end.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]The security was issued on a discount basis with no stated coupon rate.
[i]A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2019, the value of this security pledged amounted to $23,301,967, representing 0.7% of net assets.
  |  33

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares VIP Fund  (continued)
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	257	$36,264,306	6/17/19	$144,602
GBP/USD	Short	845	68,952,000	6/17/19	114,488
Total Futures Contracts					$259,090

*As of period end.

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
South Korean Won	HSBK	Buy	1,859,430,300	$1,640,079	4/12/19	$ —	$ (5,161)
South Korean Won	HSBK	Sell	38,120,779,744	33,831,008	4/12/19	313,009	—
South Korean Won	UBSW	Sell	29,550,452,054	26,213,504	4/12/19	231,034	—
Euro	BOFA	Buy	141,582	159,058	4/18/19	59	—
Euro	BOFA	Sell	461,137	524,589	4/18/19	6,343	—
Euro	HSBK	Buy	96,574	108,629	4/18/19	—	(95)
Euro	HSBK	Sell	20,685,510	23,537,365	4/18/19	290,085	—
Euro	UBSW	Sell	36,280	41,134	4/18/19	361	—
British Pound	BOFA	Buy	759,000	988,377	4/24/19	1,705	—
British Pound	BOFA	Buy	2,665,557	3,510,387	4/24/19	—	(33,282)
British Pound	BOFA	Sell	703,455	905,132	4/24/19	—	(12,495)
British Pound	BOFA	Sell	783,334	1,042,322	4/24/19	20,497	—
British Pound	BONY	Sell	1,301,883	1,733,262	4/24/19	35,012	—
British Pound	BONY	Sell	22,581,716	29,196,924	4/24/19	—	(259,952)
British Pound	HSBK	Sell	410,173	529,608	4/24/19	—	(5,445)
British Pound	UBSW	Sell	387,994	500,169	4/24/19	—	(5,953)
British Pound	UBSW	Sell	1,082,673	1,435,690	4/24/19	23,389	—
Total Forward Exchange Contracts						$921,494	$(322,383)
Net unrealized appreciation (depreciation)						$599,111

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 111.
  |  34

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Rising Dividends VIP Fund
		Shares	Value
	Common Stocks 95.7%
	Aerospace & Defense 6.2%
	The Boeing Co.	42,852	$ 16,344,610
	General Dynamics Corp.	179,400	30,368,832
	Raytheon Co.	118,028	21,490,538
	United Technologies Corp.	227,897	29,373,644
			97,577,624
	Building Products 1.5%
	Johnson Controls International PLC	598,852	22,121,593
[a]	Resideo Technologies Inc.	51,681	996,926
			23,118,519
	Commercial & Professional Services 2.7%
	ABM Industries Inc.	325,036	11,815,059
	Cintas Corp.	113,399	22,919,072
	Matthews International Corp., A	212,992	7,870,054
			42,604,185
	Consumer Durables & Apparel 1.8%
	NIKE Inc., B	333,499	28,083,951
	Consumer Services 2.0%
	McDonald’s Corp.	139,412	26,474,339
	Yum! Brands Inc.	55,463	5,535,762
			32,010,101
	Diversified Financials 0.2%
	State Street Corp.	58,384	3,842,251
	Electrical Equipment 0.7%
	nVent Electric PLC	414,613	11,186,259
	Energy 6.2%
[a]	Apergy Corp.	190,719	7,830,922
	Chevron Corp.	177,152	21,821,583
	EOG Resources Inc.	197,458	18,794,053
	Exxon Mobil Corp.	163,217	13,187,934
	Occidental Petroleum Corp.	321,212	21,264,234
	Schlumberger Ltd.	363,947	15,857,171
			98,755,897
	Food & Staples Retailing 1.9%
	Walgreens Boots Alliance Inc.	163,288	10,331,232
	Walmart Inc.	199,488	19,456,064
			29,787,296
	Food, Beverage & Tobacco 4.0%
	Bunge Ltd.	304,273	16,147,768
	McCormick & Co. Inc.	155,999	23,498,129
	PepsiCo Inc.	198,800	24,362,940
			64,008,837
	Health Care Equipment & Services 14.1%
	Abbott Laboratories	372,879	29,807,947
	Becton, Dickinson and Co.	206,003	51,445,129
	CVS Health Corp.	170,555	9,198,031
	DENTSPLY SIRONA Inc.	60,262	2,988,393
	Medtronic PLC	497,861	45,345,180
	Stryker Corp.	300,281	59,311,503
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  35

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Rising Dividends VIP Fund  (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
West Pharmaceutical Services Inc.	228,602	$ 25,191,941
		223,288,124
Household & Personal Products 2.7%
Colgate-Palmolive Co.	278,562	19,092,640
The Procter & Gamble Co.	226,565	23,574,088
		42,666,728
Industrial Conglomerates 9.7%
Carlisle Cos. Inc.	70,317	8,622,271
Honeywell International Inc.	359,587	57,145,566
Roper Technologies Inc.	258,599	88,433,100
		154,200,937
Insurance 2.2%
Aflac Inc.	260,871	13,043,550
Arthur J. Gallagher & Co.	51,643	4,033,318
Erie Indemnity Co., A	98,049	17,503,708
		34,580,576
Machinery 3.5%
Donaldson Co. Inc.	211,247	10,575,025
Dover Corp.	307,249	28,819,956
Pentair PLC	377,850	16,818,104
		56,213,085
Materials 11.4%
Air Products and Chemicals Inc.	235,264	44,926,014
Albemarle Corp.	614,330	50,362,773
Ecolab Inc.	104,010	18,361,925
Linde PLC (United Kingdom)	317,828	55,915,480
Nucor Corp.	177,494	10,356,775
		179,922,967
Media & Entertainment 0.3%
John Wiley & Sons Inc., A	97,517	4,312,202
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
AbbVie Inc.	137,521	11,082,817
Johnson & Johnson	228,731	31,974,307
Perrigo Co. PLC	121,314	5,842,482
Pfizer Inc.	210,251	8,929,360
		57,828,966
Retailing 3.2%
The Gap Inc.	328,296	8,594,789
Ross Stores Inc.	169,172	15,749,913
Target Corp.	130,217	10,451,217
Tiffany & Co.	155,069	16,367,533
		51,163,452
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices Inc.	472,704	49,761,550
Texas Instruments Inc.	467,889	49,628,986
Versum Materials Inc.	131,028	6,592,019
		105,982,555
  |  36

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Rising Dividends VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Software & Services 9.8%
	Accenture PLC, A	293,820	$ 51,718,196
	Microsoft Corp.	769,540	90,759,548
	Visa Inc., A	81,843	12,783,058
			155,260,802
	Trading Companies & Distributors 0.5%
	W.W. Grainger Inc.	25,696	7,732,697
	Transportation 0.8%
	Norfolk Southern Corp.	22,500	4,205,025
	United Parcel Service Inc., B	78,756	8,800,195
			13,005,220
	Total Common Stocks (Cost $829,512,855)		1,517,133,231
	Short Term Investments (Cost $68,049,400) 4.3%
	Money Market Funds 4.3%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	68,049,400	68,049,400
	Total Investments (Cost $897,562,255) 100.0%		1,585,182,631
	Other Assets, less Liabilities 0.0%†		372,888
	Net Assets 100.0%		$1,585,555,519

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 8 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  37

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Small Cap Value VIP Fund
		Shares	Value
	Common Stocks 94.8%
	Automobiles & Components 2.0%
	Gentex Corp.	36,000	$ 744,480
	LCI Industries	279,370	21,461,203
			22,205,683
	Banks 14.8%
	Bryn Mawr Bank Corp.	455,083	16,442,149
	Chemical Financial Corp.	458,942	18,890,053
	Columbia Banking System Inc.	743,100	24,291,939
	First Horizon National Corp.	1,971,637	27,563,485
	First of Long Island Corp.	614,355	13,472,805
	German American Bancorp Inc.	163,523	4,807,576
	Glacier Bancorp Inc.	209,600	8,398,672
	Lakeland Financial Corp.	516,362	23,349,889
	Peoples Bancorp Inc.	289,712	8,972,381
	TrustCo Bank Corp. NY	782,700	6,073,752
	Union Bankshares Corp.	183,648	5,937,340
	Washington Trust Bancorp Inc.	200,891	9,672,902
			167,872,943
	Building Products 4.6%
[a]	Gibraltar Industries Inc.	806,679	32,759,234
	Insteel Industries Inc.	158,415	3,314,042
	Simpson Manufacturing Co. Inc.	17,360	1,028,927
	Universal Forest Products Inc.	507,240	15,161,404
			52,263,607
	Commercial & Professional Services 3.2%
[a]	Huron Consulting Group Inc.	243,757	11,510,205
	McGrath RentCorp	431,168	24,391,174
			35,901,379
	Consumer Durables & Apparel 1.9%
	Carter’s Inc.	124,193	12,517,413
	Toll Brothers Inc.	171,205	6,197,621
[a]	Unifi Inc.	121,800	2,356,830
			21,071,864
	Consumer Services 1.0%
	Brinker International Inc.	245,240	10,883,751
	Electrical Equipment 3.3%
	Encore Wire Corp.	75,262	4,306,492
	Regal Beloit Corp.	407,900	33,394,773
			37,701,265
	Energy 2.6%
	Hunting PLC (United Kingdom)	3,478,496	26,940,425
[a]	Natural Gas Services Group Inc.	173,987	3,011,715
			29,952,140
	Food, Beverage & Tobacco 6.0%
	Dairy Crest Group PLC (United Kingdom)	3,261,577	26,386,410
[a]	Landec Corp.	848,600	10,420,808
	Maple Leaf Foods Inc. (Canada)	1,377,651	31,876,033
			68,683,251
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  38

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Small Cap Value VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care Equipment & Services 0.2%
[a]	AMN Healthcare Services Inc.	56,700	$ 2,670,003
	Insurance 8.0%
	The Hanover Insurance Group Inc.	329,000	37,561,930
	Horace Mann Educators Corp.	622,478	21,917,450
	Old Republic International Corp.	1,526,100	31,926,012
			91,405,392
	Machinery 8.3%
	Astec Industries Inc.	339,545	12,821,219
	Federal Signal Corp.	309,351	8,040,033
	The Greenbrier Cos. Inc.	246,440	7,942,761
	Kennametal Inc.	478,536	17,586,198
	Mueller Industries Inc.	266,662	8,357,187
	Mueller Water Products Inc., A	2,713,900	27,247,556
	Oshkosh Corp.	172,600	12,967,438
			94,962,392
	Materials 11.7%
	Carpenter Technology Corp.	567,424	26,016,391
	Eagle Materials Inc.	227,700	19,195,110
	Minerals Technologies Inc.	413,852	24,330,359
	OceanaGold Corp. (Australia)	8,858,399	27,850,345
	PH Glatfelter Co.	887,200	12,527,264
	Reliance Steel & Aluminum Co.	252,600	22,799,676
			132,719,145
	Media & Entertainment 0.5%
	Cinemark Holdings Inc.	147,300	5,890,527
	Pharmaceuticals, Biotechnology & Life Sciences 1.0%
[a]	Cambrex Corp.	283,147	11,000,261
	Real Estate 8.0%
	Brandywine Realty Trust	854,700	13,555,542
	Highwoods Properties Inc.	478,400	22,379,552
	LTC Properties Inc.	293,155	13,426,499
	Retail Properties of America Inc., A	1,898,611	23,144,068
	Sunstone Hotel Investors Inc.	1,308,797	18,846,677
			91,352,338
	Retailing 1.6%
	Caleres Inc.	741,699	18,312,548
	Semiconductors & Semiconductor Equipment 4.7%
[a]	Advanced Energy Industries Inc.	341,176	16,949,624
	MKS Instruments Inc.	120,494	11,211,967
[a]	Synaptics Inc.	130,481	5,186,620
	Versum Materials Inc.	404,476	20,349,187
			53,697,398
	Software & Services 0.3%
	LogMeIn Inc.	36,172	2,897,377
  |  39

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Small Cap Value VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Technology Hardware & Equipment 5.8%
[a]	Coherent Inc.	186,808	$ 26,474,430
[a]	Finisar Corp.	633,000	14,666,610
[a]	Plexus Corp.	402,574	24,536,885
			65,677,925
	Transportation 0.6%
	Heartland Express Inc.	373,068	7,192,751
	Utilities 4.7%
	Black Hills Corp.	333,500	24,702,345
	IDACORP Inc.	87,789	8,738,517
	Spire Inc.	243,155	20,009,225
			53,450,087
	Total Common Stocks (Cost $975,419,762)		1,077,764,027
		Principal Amount
	Corporate Bonds 0.7%
	Energy 0.5%
	Unit Corp., senior sub. note, 6.625%, 5/15/21	$ 6,093,000	5,879,745
	Machinery 0.2%
	Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	2,378,000	2,342,330
	Total Corporate Bonds (Cost $8,259,041)		8,222,075
	Total Investments before Short Term Investments (Cost $983,678,803)		1,085,986,102
		Shares
	Short Term Investments (Cost $49,534,866) 4.4%
	Money Market Funds 4.4%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	49,534,866	49,534,866
	Total Investments (Cost $1,033,213,669) 99.9%		1,135,520,968
	Other Assets, less Liabilities 0.1%		1,317,010
	Net Assets 100.0%		$1,136,837,978

[a]Non-income producing.
[b]See Note 8 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  40

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
		Shares	Value
	Common Stocks 97.9%
	Communication Services 0.8%
[a]	IAC/InterActiveCorp	10,300	$ 2,164,133
[a]	Spotify Technology SA	9,500	1,318,600
			3,482,733
	Consumer Discretionary 14.8%
	Aptiv PLC	54,777	4,354,224
[a]	Burlington Stores Inc.	33,000	5,170,440
[a]	Dollar Tree Inc.	31,411	3,299,412
	Domino’s Pizza Inc.	20,500	5,291,050
[a,b,c]	DraftKings Inc.	733,541	1,878,729
	Expedia Group Inc.	33,500	3,986,500
[a]	Five Below Inc.	13,500	1,677,375
[a]	Grand Canyon Education Inc.	41,557	4,758,692
[a]	Levi Strauss & Co., A	38,000	894,900
	MGM Resorts International	108,500	2,784,110
[a]	NVR Inc.	1,582	4,377,394
[a]	O’Reilly Automotive Inc.	15,207	5,904,878
	Tapestry Inc.	53,500	1,738,215
	Tractor Supply Co.	37,237	3,640,289
[a]	Ulta Beauty Inc.	13,500	4,707,855
[a]	Under Armour Inc., A	48,000	1,014,720
	Vail Resorts Inc.	15,600	3,389,880
	VF Corp.	44,000	3,824,040
	Wingstop Inc.	17,500	1,330,525
			64,023,228
	Consumer Staples 2.0%
	Brown-Forman Corp., B	67,000	3,536,260
	Church & Dwight Co. Inc.	10,500	747,915
	Lamb Weston Holdings Inc.	34,000	2,547,960
	McCormick & Co. Inc.	13,200	1,988,316
			8,820,451
	Energy 1.5%
	Cabot Oil & Gas Corp., A	86,749	2,264,149
	Concho Resources Inc.	20,000	2,219,200
	Diamondback Energy Inc.	19,500	1,979,835
			6,463,184
	Financials 7.0%
	Arthur J. Gallagher & Co.	36,508	2,851,275
	CBOE Global Markets Inc.	32,500	3,101,800
	Chemical Financial Corp.	25,000	1,029,000
	MarketAxess Holdings Inc.	22,796	5,609,639
	Moody’s Corp.	24,909	4,510,771
	MSCI Inc.	28,500	5,666,940
	SEI Investments Co.	52,000	2,717,000
[a]	SVB Financial Group	11,878	2,641,192
[a]	Western Alliance Bancorp	50,000	2,052,000
			30,179,617
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  41

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Small-Mid Cap Growth VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care 14.7%
[a]	ABIOMED Inc.	14,500	$ 4,141,055
[a]	Align Technology Inc.	13,500	3,838,455
[a]	Argenx SE, ADR (Netherlands)	5,000	624,200
[a]	Array BioPharma Inc.	61,500	1,499,370
[a]	BioMarin Pharmaceutical Inc.	26,308	2,336,940
[a]	Centene Corp.	71,000	3,770,100
[a]	DexCom Inc.	20,588	2,452,031
[a]	Edwards Lifesciences Corp.	11,821	2,261,712
[a]	GW Pharmaceuticals PLC, ADR (United Kingdom)	12,000	2,022,840
[a]	HealthEquity Inc.	17,000	1,257,660
[a]	Heron Therapeutics Inc.	84,000	2,052,960
[a]	IDEXX Laboratories Inc.	22,000	4,919,200
[a]	Incyte Corp.	25,469	2,190,589
[a]	Ionis Pharmaceuticals Inc.	15,500	1,258,135
[a]	iRhythm Technologies Inc.	23,000	1,724,080
[a]	Jazz Pharmaceuticals PLC	17,500	2,501,625
[a]	Mettler-Toledo International Inc.	9,655	6,980,565
[a]	Neurocrine Biosciences Inc.	20,644	1,818,736
[a]	Penumbra Inc.	24,148	3,549,997
[a]	Precision BioSciences Inc.	32,100	576,195
[a]	Revance Therapeutics Inc.	57,801	910,944
[a]	Sage Therapeutics Inc.	7,500	1,192,875
[a]	Sarepta Therapeutics Inc.	11,000	1,311,090
[a]	Seattle Genetics Inc.	17,500	1,281,700
[a]	Veeva Systems Inc.	22,500	2,854,350
[a]	Waters Corp.	17,500	4,404,925
			63,732,329
	Industrials 17.6%
	BWX Technologies Inc.	71,500	3,544,970
[a]	CoStar Group Inc.	14,935	6,965,982
	Fortive Corp.	77,500	6,501,475
	Harris Corp.	30,500	4,871,155
	IDEX Corp.	36,500	5,538,510
[a]	IHS Markit Ltd.	56,415	3,067,848
[a]	Lyft Inc., A	8,500	665,465
[a]	Mercury Systems Inc.	37,500	2,403,000
	Old Dominion Freight Line Inc.	25,500	3,681,945
	Republic Services Inc.	37,500	3,014,250
	Rockwell Automation Inc.	34,000	5,965,640
	Roper Technologies Inc.	20,743	7,093,484
[a]	Spirit Airlines Inc.	18,500	977,910
	Stanley Black & Decker Inc.	25,296	3,444,556
[a]	TransDigm Group Inc.	6,000	2,723,940
	TransUnion	40,500	2,707,020
[a]	Univar Inc.	130,800	2,898,528
	Verisk Analytics Inc.	56,861	7,562,513
[a]	WABCO Holdings Inc.	21,000	2,768,430
			76,396,621
	Information Technology 34.4%
[a]	2U Inc.	94,979	6,729,262
[a]	Advanced Micro Devices Inc.	99,000	2,526,480
[a]	Adyen NV (Netherlands)	4,200	3,289,109
  |  42

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Small-Mid Cap Growth VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Amphenol Corp., A	66,000	$ 6,233,040
[a]	Arista Networks Inc.	13,000	4,087,980
[a]	Atlassian Corp. PLC	9,500	1,067,705
[a]	Black Knight Inc.	64,500	3,515,250
	Cognex Corp.	37,496	1,907,047
[a]	DocuSign Inc.	15,000	777,600
[a,d]	Elastic NV	34,000	2,715,580
[a]	EPAM Systems Inc.	24,000	4,059,120
	Global Payments Inc.	29,000	3,959,080
[a]	GoDaddy Inc., A	83,617	6,287,162
[a]	Guidewire Software Inc.	38,000	3,692,080
	Jack Henry & Associates Inc.	24,000	3,329,760
	KLA-Tencor Corp.	42,687	5,097,255
	Lam Research Corp.	21,616	3,869,480
[a]	Lattice Semiconductor Corp.	23,195	276,716
	Microchip Technology Inc.	95,627	7,933,216
	Monolithic Power Systems	29,500	3,996,955
[a]	New Relic Inc.	33,000	3,257,100
[a]	Nutanix Inc., A	17,000	641,580
[a]	Paylocity Holding Corp.	12,500	1,114,875
[a]	Pluralsight Inc., A	66,000	2,094,840
[a]	PTC Inc.	35,500	3,272,390
[a]	Q2 Holdings Inc.	36,696	2,541,565
[a]	ServiceNow Inc.	44,437	10,953,276
[a]	Shopify Inc., A (Canada)	9,500	1,962,890
[a]	Silicon Laboratories Inc.	37,500	3,032,250
[a]	Square Inc., A	76,000	5,693,920
[a]	Synopsys Inc.	34,500	3,972,675
	Total System Services Inc.	47,000	4,465,470
[a]	Trimble Inc.	59,500	2,403,800
[a]	Twilio Inc., A	31,000	4,004,580
[a]	ViaSat Inc.	54,866	4,252,115
[a]	WEX Inc.	16,500	3,167,835
[a]	Wix.com Ltd. (Israel)	24,500	2,960,335
[a]	Workday Inc., A	36,643	7,066,602
	Xilinx Inc.	34,500	4,374,255
[a]	Zscaler Inc.	36,500	2,588,945
			149,171,175
	Materials 2.9%
	Celanese Corp.	26,000	2,563,860
[a]	Ingevity Corp.	31,541	3,331,045
	Martin Marietta Materials Inc.	17,000	3,420,060
	Packaging Corp. of America	35,000	3,478,300
			12,793,265
	Real Estate 2.2%
[a]	SBA Communications Corp., A	46,857	9,355,469
	Total Common Stocks (Cost $305,738,851)		424,418,072
  |  43

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Small-Mid Cap Growth VIP Fund  (continued)
		Shares	Value
	Preferred Stocks (Cost $799,998) 0.2%
	Financials 0.2%
[a,b,c]	Bill.com, pfd., H	96,296	$ 799,998
	Total Investments before Short Term Investments (Cost $306,538,849)		425,218,070
	Short Term Investments 2.5%
	Money Market Funds (Cost $10,135,524) 2.3%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	10,135,524	10,135,524
	Investments from Cash Collateral Received for Loaned Securities (Cost $720,250) 0.2%
	Money Market Funds 0.2%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	720,250	720,250
	Total Investments (Cost $317,394,623) 100.6%		436,073,844
	Other Assets, less Liabilities (0.6)%		(2,683,921)
	Net Assets 100.0%		$433,389,923

[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]A portion or all of the security is on loan at March 31, 2019.
[e]See Note 8 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  44

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments, March 31, 2019 (unaudited)
Franklin Strategic Income VIP Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.3%
	Consumer Services 0.0%†
[a,b,c]	Turtle Bay Resort	United States	1,901,449	$ 41,832
	Energy 0.3%
[a]	Birch Permian Holdings Inc.	United States	80,664	927,636
[a]	Halcon Resources Corp.	United States	78,920	106,542
[a]	Halcon Resources Corp., wts., 9/09/20	United States	6,591	66
[a]	Midstates Petroleum Co. Inc.	United States	415	4,055
[a,c]	Midstates Petroleum Co. Inc., wts., 4/21/20	United States	4,005	51
[a]	Riviera Resources Inc.	United States	6,922	96,839
[a]	Roan Resources Inc.	United States	6,922	42,293
				1,177,482
	Materials 0.0%†
[a]	Verso Corp., A	United States	5,620	120,381
[a]	Verso Corp., wts., 7/25/23	United States	592	2,516
				122,897
	Retailing 0.0%†
[a,c,d]	K2016470219 South Africa Ltd., A	South Africa	14,792,309	10,247
[a,c,d]	K2016470219 South Africa Ltd., B	South Africa	1,472,041	1,020
				11,267
	Transportation 0.0%†
[a]	CEVA Logistics AG	Switzerland	7,190	216,281
	Total Common Stocks and Other Equity Interests (Cost $7,576,306)			1,569,759

	Management Investment Companies 5.4%
	Diversified Financials 5.4%
[e]	Franklin Lower Tier Floating Rate Fund	United States	1,430,188	12,442,632
[e]	Franklin Middle Tier Floating Rate Fund	United States	1,358,951	12,121,847
	Total Management Investment Companies (Cost $27,540,113)			24,564,479
			Principal Amount*
	Corporate Bonds 36.7%
	Automobiles & Components 0.2%
	Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	970,000	1,005,269
	Banks 3.3%
	Bank of America Corp.,
	senior bond, 3.248%, 10/21/27	United States	647,000	634,631
	senior note, 3.50%, 4/19/26	United States	2,480,000	2,509,503
	CIT Group Inc., senior bond, 5.00%, 8/15/22	United States	809,000	844,394
	Citigroup Inc.,
	senior note, 3.30%, 4/27/25	United States	243,000	243,055
	senior note, 3.40%, 5/01/26	United States	1,106,000	1,101,368
	senior note, 3.20%, 10/21/26	United States	2,425,000	2,379,374
	sub. bond, 5.50%, 9/13/25	United States	405,000	444,591
	sub. note, 4.05%, 7/30/22	United States	243,000	250,448
Consolidated Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  45

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Banks (continued)
[f]	Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	200,000		$ 209,349
	JPMorgan Chase & Co.,
	[g] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	213,000		222,194
	[g] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	405,000		426,633
	senior bond, 3.30%, 4/01/26	United States	324,000		324,945
	senior bond, 3.20%, 6/15/26	United States	1,213,000		1,207,245
	sub. note, 3.375%, 5/01/23	United States	809,000		818,118
	sub. note, 3.875%, 9/10/24	United States	809,000		830,353
[h]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	500,000	EUR	543,809
	Wells Fargo & Co., senior note, 3.00%, 4/22/26	United States	2,021,000		1,978,385
					14,968,395
	Capital Goods 1.2%
[f]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	1,294,000		1,234,152
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	566,000		541,334
	Legrand France SA, senior bond, 8.50%, 2/15/25	France	100,000		124,667
	Tennant Co., senior note, 5.625%, 5/01/25	United States	809,000		819,113
[f]	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,617,000		1,610,936
[f]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	994,000		994,000
					5,324,202
	Commercial & Professional Services 0.6%
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	1,294,000		1,342,525
[f]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,821,000		1,575,165
					2,917,690
	Consumer Durables & Apparel 0.9%
[f]	Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	1,682,000		1,667,871
	KB Home, senior note, 7.00%, 12/15/21	United States	970,000		1,041,538
	PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	309,000		309,386
	Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	889,000		937,895
					3,956,690
	Consumer Services 1.6%
[f]	1011778 BC ULC/New Red Finance Inc.,
	secured note, second lien, 144A, 5.00%, 10/15/25	Canada	970,000		960,591
	senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	728,000		721,852
[f]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	1,132,000		1,140,490
[f]	International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	1,051,000		1,099,609
[f]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	728,000		744,380
	senior note, 144A, 5.25%, 6/01/26	United States	851,000		861,105
[f]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	566,000		591,470
[f]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	970,000		960,300
					7,079,797
	Diversified Financials 1.9%
	Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	1,617,000		1,585,504
	The Goldman Sachs Group Inc.,
	senior note, 3.50%, 1/23/25	United States	1,725,000		1,721,270
	senior note, 3.75%, 2/25/26	United States	1,213,000		1,219,503
  |  46

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Diversified Financials (continued)
	Morgan Stanley,
	senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	809,000	$ 804,279
	senior note, 3.875%, 1/27/26	United States	2,395,000	2,452,847
	Navient Corp., senior note, 7.25%, 9/25/23	United States	921,000	976,260
				8,759,663
	Energy 4.6%
[f]	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	579,000	456,136
	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	647,000	731,951
	senior secured note, first lien, 5.875%, 3/31/25	United States	566,000	616,940
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	970,000	995,463
	CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	1,051,000	1,063,239
	CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	1,317,000	1,320,293
	Energy Transfer Operating LP,
	senior bond, 5.20%, 2/01/22	United States	809,000	850,266
	senior bond, 4.05%, 3/15/25	United States	200,000	203,393
	senior note, 7.50%, 10/15/20	United States	1,536,000	1,635,940
	Energy Transfer Partners LP/Regency Energy Finance Corp., senior note, 5.00%, 10/01/22	United States	405,000	427,343
[f,i]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	1,020,556	832,667
	Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	324,000	322,699
[f]	Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	1,213,000	1,219,368
	Kinder Morgan Inc.,
	senior bond, 4.30%, 6/01/25	United States	1,617,000	1,688,531
	senior note, 3.15%, 1/15/23	United States	1,213,000	1,216,527
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	1,617,000	1,576,575
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	200,000	185,500
	Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 2/01/21	United States	1,617,000	1,680,637
	Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	243,000	35,235
[f]	Sinopec Group Overseas Development 2016 Ltd., senior note, 144A, 2.75%, 9/29/26	China	1,051,000	997,525
	Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	485,000	493,924
	Weatherford International Ltd.,
	senior note, 7.75%, 6/15/21	United States	647,000	582,300
	senior note, 8.25%, 6/15/23	United States	809,000	576,413
[f]	Woodside Finance Ltd.,
	senior bond, 144A, 3.70%, 3/15/28	Australia	647,000	625,241
	senior note, 144A, 3.70%, 9/15/26	Australia	405,000	398,667
				20,732,773
	Food & Staples Retailing 0.8%
[f]	Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	647,000	645,952
	Kroger Co., senior bond, 2.65%, 10/15/26	United States	1,132,000	1,043,825
	Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	2,087,000	2,129,429
				3,819,206
  |  47

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Food, Beverage & Tobacco 1.5%
	Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	200,000	$ 179,893
[f]	Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	1,698,000	1,695,546
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	1,940,000	1,815,689
[f]	Lamb Weston Holdings Inc.,
	senior note, 144A, 4.625%, 11/01/24	United States	485,000	491,063
	senior note, 144A, 4.875%, 11/01/26	United States	1,132,000	1,153,225
[f]	Post Holdings Inc.,
	senior bond, 144A, 5.625%, 1/15/28	United States	405,000	403,481
	senior note, 144A, 5.50%, 3/01/25	United States	809,000	821,135
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	200,000	205,673
				6,765,705
	Health Care Equipment & Services 1.9%
[f]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	1,417,000	1,473,680
	Centene Corp.,
	senior note, 4.75%, 5/15/22	United States	1,374,000	1,401,480
	[f] senior note, 144A, 5.375%, 6/01/26	United States	324,000	338,580
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	183,000	122,610
	senior secured note, first lien, 6.25%, 3/31/23	United States	405,000	381,713
	CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	809,000	821,227
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	405,000	400,950
	senior bond, 5.00%, 5/01/25	United States	728,000	700,336
	senior note, 5.75%, 8/15/22	United States	309,000	315,566
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	243,000	255,308
	HCA Inc., senior bond, 5.875%, 5/01/23	United States	1,213,000	1,296,394
[f]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	600,000	608,250
[f,i]	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	200,000	198,050
	Stryker Corp., senior bond, 3.50%, 3/15/26	United States	405,000	410,939
				8,725,083
	Materials 5.4%
	ArcelorMittal,
	senior note, 5.50%, 3/01/21	France	1,455,000	1,521,392
	senior note, 6.125%, 6/01/25	France	243,000	269,958
[f]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	900,000	903,375
[f]	BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,278,000	1,237,257
[f]	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	500,000	515,437
[f]	Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	1,213,000	1,246,509
	The Chemours Co., senior note, 6.625%, 5/15/23	United States	837,000	868,463
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	566,000	570,132
[f]	First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	1,294,000	1,268,120
[f]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 5.125%, 3/15/23	Australia	324,000	325,711
	senior note, 144A, 5.125%, 5/15/24	Australia	647,000	647,000
	Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	1,217,000	1,195,702
  |  48

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[f]	Glencore Funding LLC,
	senior note, 144A, 4.125%, 5/30/23	Switzerland	485,000	$ 494,278
	senior note, 144A, 4.625%, 4/29/24	Switzerland	250,000	258,483
[f]	INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	1,536,000	1,550,072
	LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	1,698,000	1,738,973
[f]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	566,000	452,800
[f]	Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	324,000	285,930
[f]	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	1,359,000	1,355,602
[f]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	1,132,000	1,164,545
	senior note, 144A, 5.875%, 8/15/23	United States	566,000	594,951
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	[f] senior note, 144A, 7.00%, 7/15/24	United States	105,000	108,360
	senior secured note, first lien, 5.75%, 10/15/20	United States	548,375	549,746
	[f] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	566,000	575,905
[f]	SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	600,000	624,279
[f]	Sealed Air Corp.,
	senior bond, 144A, 5.125%, 12/01/24	United States	809,000	842,137
	senior bond, 144A, 5.50%, 9/15/25	United States	124,000	130,845
	senior note, 144A, 4.875%, 12/01/22	United States	485,000	502,334
	Steel Dynamics Inc.,
	senior bond, 5.50%, 10/01/24	United States	809,000	837,315
	senior note, 5.125%, 10/01/21	United States	609,000	615,090
[f]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	1,100,000	1,116,500
				24,367,201
	Media & Entertainment 3.7%
[f]	Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	200,000	198,000
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	889,000	907,336
	[f] senior bond, 144A, 5.375%, 5/01/25	United States	728,000	753,480
	Clear Channel Worldwide Holdings Inc.,
	senior note, 6.50%, 11/15/22	United States	809,000	830,236
	[f] senior sub. note, 144A, 9.25%, 2/15/24	United States	300,000	318,750
[f]	CSC Holdings LLC, senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	1,378,000	1,419,753
	DISH DBS Corp.,
	senior bond, 6.75%, 6/01/21	United States	405,000	418,568
	senior note, 5.875%, 11/15/24	United States	970,000	818,438
[j]	iHeartCommunications Inc.,
	senior secured bond, first lien, 9.00%, 3/01/21	United States	485,000	344,350
	senior secured note, first lien, 9.00%, 9/15/22	United States	324,000	231,660
	Netflix Inc., senior bond, 5.875%, 2/15/25	United States	1,400,000	1,516,410
[f]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	1,417,000	1,441,797
[f]	Sirius XM Radio Inc.,
	senior bond, 144A, 6.00%, 7/15/24	United States	389,000	404,560
	senior bond, 144A, 5.375%, 4/15/25	United States	647,000	666,410
	Tegna Inc.,
	[f] senior bond, 144A, 5.50%, 9/15/24	United States	405,000	410,569
	senior note, 5.125%, 7/15/20	United States	205,000	205,769
  |  49

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
	Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	2,021,000		$ 1,916,241
[f]	Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,174,000		1,222,427
[f]	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	1,621,000		1,515,635
[f]	Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	1,036,000		1,063,195
					16,603,584
	Pharmaceuticals, Biotechnology & Life Sciences 1.6%
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	1,778,000		1,798,611
	Amgen Inc., senior bond, 4.95%, 10/01/41	United States	200,000		213,456
[f]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	243,000		241,178
	senior note, 144A, 4.50%, 5/15/23	United States	400,000	EUR	453,730
	senior note, 144A, 8.50%, 1/31/27	United States	809,000		859,562
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000		212,100
[f]	Bayer U.S. Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	889,000		885,145
[f,i]	Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	566,000		572,368
[f]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	970,000		708,100
	senior note, 144A, 6.00%, 7/15/23	United States	328,000		254,200
[f]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	970,000		990,612
					7,189,062
	Real Estate 1.1%
	American Tower Corp., senior bond, 3.375%, 10/15/26	United States	1,940,000		1,894,113
	Equinix Inc.,
	senior bond, 5.375%, 4/01/23	United States	1,317,000		1,344,986
	senior bond, 5.875%, 1/15/26	United States	100,000		105,595
	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	647,000		668,836
	senior bond, 5.00%, 10/15/27	United States	889,000		906,780
					4,920,310
	Retailing 0.3%
[c,d,i]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	933,786		1,159
[c,d,i]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	247,597		9,321
[f]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	485,000		483,788
[f]	PetSmart Inc., senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	809,000		681,582
					1,175,850
	Semiconductors & Semiconductor Equipment 0.0%†
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	100,000		100,361
	Software & Services 0.4%
	Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	485,000		499,093
[f]	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	1,378,000		1,381,813
					1,880,906
  |  50

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Technology Hardware & Equipment 0.4%
[f]	CommScope Technologies LLC,
	senior bond, 144A, 6.00%, 6/15/25	United States	324,000	$ 316,710
	senior bond, 144A, 5.00%, 3/15/27	United States	1,374,000	1,221,733
	Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	100,000	103,977
	Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	200,000	202,660
				1,845,080
	Telecommunication Services 1.5%
[f]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	486,000	166,166
[f]	Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	1,000,000	842,390
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	994,000	976,605
	Sprint Communications Inc.,
	senior note, 6.00%, 11/15/22	United States	405,000	409,172
	[f] senior note, 144A, 7.00%, 3/01/20	United States	647,000	665,601
	Sprint Corp., senior bond, 7.875%, 9/15/23	United States	405,000	426,262
	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	405,000	421,200
	senior bond, 6.375%, 3/01/25	United States	1,051,000	1,097,034
	senior note, 6.00%, 4/15/24	United States	200,000	209,000
	Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	1,617,000	1,779,181
				6,992,611
	Transportation 0.3%
[f]	DAE Funding LLC, senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	1,294,000	1,311,793
	Utilities 3.5%
	Calpine Corp.,
	senior bond, 5.75%, 1/15/25	United States	970,000	967,575
	senior note, 5.375%, 1/15/23	United States	551,000	553,066
[f]	Clearway Energy Operating LLC, senior note, 144A, 5.75%, 10/15/25	United States	1,132,000	1,140,490
[f]	Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	700,000	689,049
	Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	889,000	856,663
[f,g]	EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	2,425,000	2,447,128
	Exelon Corp., senior bond, 3.95%, 6/15/25	United States	1,455,000	1,508,374
[f]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	700,000	635,250
[f]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	1,000,000	1,010,730
	The Southern Co., senior bond, 3.25%, 7/01/26	United States	2,410,000	2,366,988
[f]	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	1,051,000	1,054,621
[f]	Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	1,374,000	1,483,920
[f]	Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.15%, 6/02/26	China	1,051,000	1,029,581
	Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	85,000	109,795
				15,853,230
	Total Corporate Bonds (Cost $168,893,946)			166,294,461
  |  51

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
[k]	Senior Floating Rate Interests 13.8%
	Automobiles & Components 1.0%
	Allison Transmission Inc., New Term Loans, 4.24%, (1-month USD LIBOR + 1.75%), 9/23/22	United States	519,785	$ 519,974
	Thor Industries Inc., Initial USD Term Loans, 6.25%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	2,444,546	2,342,152
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.999%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	1,707,469	1,685,400
				4,547,526
	Capital Goods 0.1%
	Altra Industrial Motion Corp., Term Loan, 4.499%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	245,807	242,324
	Doncasters U.S. Finance LLC, Second Lien Term Loan, 10.851%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	76,701	61,265
	Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	229,688	229,186
				532,775
	Commercial & Professional Services 0.4%
	KAR Auction Services Inc., Tranche B-5 Term Loans, 5.125%, (3-month USD LIBOR + 2.50%), 3/09/23	United States	680,856	678,297
	United Rentals North America Inc., Initial Term Loans, 4.249%, (1-month USD LIBOR + 1.75%), 10/30/25	United States	1,318,012	1,314,717
				1,993,014
	Consumer Services 0.7%
	Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	880,321	865,107
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.50%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	1,016,448	996,118
	Eldorado Resorts Inc., Initial Term Loan, 4.875%, (2-month USD LIBOR + 2.25%), 4/17/24	United States	345,096	342,508
	Las Vegas Sands LLC, Term B Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/27/25	United States	841,500	827,826
				3,031,559
	Diversified Financials 0.2%
	Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.249%, (1-month USD LIBOR + 1.75%), 8/09/22	United States	801,976	795,962
	Energy 1.8%
	Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD LIBOR + 5.25%), 4/11/22	United States	4,096,974	3,930,022
	Foresight Energy LLC, Term Loans, 8.379%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	1,147,018	1,125,798
	Wolverine Fuels Holding LLC,
	Initial Term Loan, first lien, 8.379%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	1,966,367	1,936,871
	Initial Term Loan, second lien, 13.379%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	1,248,332	1,189,037
				8,181,728
  |  52

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
[k]	Senior Floating Rate Interests (continued)
	Food & Staples Retailing 0.3%
	Aramark Corp., U.S. Term B-3 Loan, 4.249%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	359,644	$ 357,394
	Smart & Final Stores LLC, First Lien Term Loan, 6.129%, (3-month USD LIBOR + 3.50%), 11/15/22	United States	1,157,580	1,109,347
				1,466,741
	Food, Beverage & Tobacco 0.5%
	JBS USA LUX SA, New Initial Term Loans, 4.982% - 4.999%, (1-month USD LIBOR + 2.50%), 10/30/22	United States	2,116,411	2,104,770
	Health Care Equipment & Services 0.8%
	DaVita Healthcare Partners Inc., Tranche B Term Loan, 5.249%, (1-month USD LIBOR + 2.75%), 6/24/21	United States	1,105,492	1,107,047
	HCA Inc., Term Loan B11, 4.249%, (1-month USD LIBOR + 1.75%), 3/18/23	United States	487,635	487,559
	IQVIA Inc.,
	Term B-2 Dollar Loans, 4.601%, (3-month USD LIBOR + 2.00%), 1/20/25	United States	1,142,225	1,139,226
	Term B-3 Dollar Loans, 4.249%, (1-month USD LIBOR + 1.75%), 6/11/25	United States	696,809	686,574
	U.S. Renal Care Inc., Initial Term Loan, 6.851%, (3-month USD LIBOR + 4.25%), 12/31/22	United States	465,089	464,682
				3,885,088
	Materials 1.5%
	Ashland LLC, Term B Loan, 4.236% - 4.249%, (1-month USD LIBOR + 1.75%), 5/17/24	United States	2,426,684	2,421,382
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.351%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	571,013	559,772
	Chemours Co., Tranche B-2 US$ Term Loan, 4.25%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,333,306	1,318,290
	Crown Americas LLC, Dollar Term B Loan, 4.484%, (1-month USD LIBOR + 2.00%), 4/03/25	United States	795,370	798,477
	Oxbow Carbon LLC,
	Tranche A Term Loan, 4.749%, (1-month USD LIBOR + 2.25%), 1/04/22	United States	1,181,250	1,175,344
	Tranche B Term Loan, 5.999%, (1-month USD LIBOR + 3.50%), 1/04/23	United States	525,000	526,969
				6,800,234
	Media & Entertainment 1.7%
	AMC Entertainment Holdings Inc.,
	2016 Incremental Term Loans, 4.734%, (1-month USD LIBOR + 2.25%), 12/15/23	United States	730,471	729,215
	Initial Term Loans, 4.734%, (1-month USD LIBOR + 2.25%), 12/15/22	United States	981,508	979,820
	Charter Communications Operating LLC, Term A-2 Loan, 4.00%, (1-month USD LIBOR + 1.50%), 3/31/23	United States	880,707	873,882
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.734%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,212,601	1,181,370
	Gray Television Inc.,
	Term B-2 Loan, 4.732%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	843,033	834,302
	Term C Loan, 4.982%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	629,691	623,690
  |  53

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
[k]	Senior Floating Rate Interests (continued)
	Media & Entertainment (continued)
	Lions Gate Capital Holdings LLC, Term A Loan, 4.499%, (1-month USD LIBOR + 2.00%), 3/22/23	Canada	255,897	$ 253,019
	Live Nation Entertainment Inc., Term B-3 Loans, 4.25%, (1-month USD LIBOR + 1.75%), 10/31/23	United States	572,695	570,781
	Mediacom Illinois LLC, Tranche N Term Loan, 4.16%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	1,657,960	1,639,308
				7,685,387
	Pharmaceuticals, Biotechnology & Life Sciences 0.9%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	2,220,766	2,186,761
	Valeant Pharmaceuticals International,
	First Incremental Term Loan, 5.231%, (1-month USD LIBOR + 2.75%), 11/27/25	United States	1,425,000	1,410,928
	Initial Term Loans, 5.481%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	290,794	289,056
				3,886,745
	Retailing 1.4%
	Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	2,931,300	2,574,048
	General Nutrition Centers, Inc.,
	Tranche B-2 Term Loans, 11.25%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	260,188	252,187
	Tranche B-2 Term Loans, 11.50%, (3-month USD LIBOR + 8.75%), 3/04/21	United States	262,774	254,694
	Tranche B-2 Term Loans, 13.25%, (Prime + 7.75%), 3/04/21	United States	6,938	6,725
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.999%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	1,963,344	1,922,441
	Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	1,323,363	1,315,919
				6,326,014
	Semiconductors & Semiconductor Equipment 0.4%
	MKS Instruments Inc.,
	Tranche B-4 Term Loan, 4.499%, (1-month USD LIBOR + 2.00%), 4/29/23	United States	262,472	262,555
	Tranche B-5 Term Loans, 4.739%, (1-month USD LIBOR + 2.25%), 2/01/26	United States	314,261	314,325
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	1,139,956	1,130,186
				1,707,066
	Software & Services 0.2%
	LegalZoom.com Inc., 2018 Term Loans, 6.986%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	185,020	185,252
	Wex Inc., Term B-2 Loan, 4.749%, (1-month USD LIBOR + 2.25%), 7/01/23	United States	644,965	640,450
				825,702
  |  54

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*		Value
[k]	Senior Floating Rate Interests (continued)
	Technology Hardware & Equipment 0.2%
	CommScope Inc.,
	[l,m] Initial Term Loans, TBD, 2/06/26	United States	647,567		$ 649,024
	Tranche 5 Term Loans, 4.499%, (1-month USD LIBOR + 2.00%), 12/29/22	United States	448,054		448,054
					1,097,078
	Telecommunication Services 0.1%
	Global Tel*Link Corp., First Lien Term Loan, 6.749%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	270,832		269,816
	Transportation 0.8%
	Allegiant Travel Co., Class B Term Loans, 7.233%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	233,292		233,000
	Hertz Corp., Tranche B-1 Term Loan, 5.25%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	1,667,639		1,639,497
	International Seaways Operating Corp., Initial Term Loans, 8.50%, (1-month USD LIBOR + 6.00%), 6/22/22	United States	662,173		669,623
	Navios Maritime Midstream Partners LP, Initial Term Loan, 7.14%, (3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	1,256,193		1,170,354
					3,712,474
	Utilities 0.8%
	EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.86%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	2,787,229		2,769,461
	NRG Energy Inc., Term Loan B, 4.249%, (1-month USD LIBOR + 1.75%), 6/30/23	United States	846,075		838,077
					3,607,538
	Total Senior Floating Rate Interests (Cost $63,396,461)				62,457,217
	Foreign Government and Agency Securities 2.8%
	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	Brazil	2,900[n]	BRL	773,218
	10.00%, 1/01/23	Brazil	2,800[n]	BRL	755,313
[f]	The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	1,455,000		1,434,705
	Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	1,213,000		1,249,299
	Government of Indonesia,
	senior bond, FR64, 6.125%, 5/15/28	Indonesia	26,500,000,000	IDR	1,687,886
	senior bond, FR70, 8.375%, 3/15/24	Indonesia	19,648,000,000	IDR	1,446,831
	Government of Mexico, senior bond, M, 6.50%, 6/10/21	Mexico	293,000[o]	MXN	1,471,191
[f]	Government of Serbia, senior note, 144A, 4.875%, 2/25/20	Serbia	2,233,000		2,258,490
[f]	Government of Ukraine,
	144A, 7.75%, 9/01/22	Ukraine	200,000		197,765
	144A, 7.75%, 9/01/23	Ukraine	369,000		360,236
	144A, 7.75%, 9/01/24	Ukraine	369,000		356,209
	[a,p] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	978,000		626,781
	Total Foreign Government and Agency Securities (Cost $12,267,577)				12,617,924
	U.S. Government and Agency Securities 6.9%
	U.S. Treasury Bond,
	7.875%, 2/15/21	United States	728,000		802,080
	6.50%, 11/15/26	United States	1,940,000		2,500,819
	3.875%, 8/15/40	United States	2,800,000		3,342,336
  |  55

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	U.S. Government and Agency Securities (continued)
	U.S. Treasury Bond, (continued)
	3.00%, 11/15/45	United States	4,041,000	$ 4,204,534
	U.S. Treasury Note,
	2.75%, 2/15/24	United States	809,000	828,103
	3.125%, 11/15/28	United States	8,700,000	9,239,502
	[q] Index Linked, 0.625%, 1/15/24	United States	2,973,470	3,003,950
	[q] Index Linked, 0.125%, 7/15/24	United States	7,299,060	7,212,699
	Total U.S. Government and Agency Securities (Cost $30,789,029)			31,134,023
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 25.2%
	Banks 0.5%
	Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%, 10/15/49	United States	234,692	227,361
[r]	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.614%, 7/10/38	United States	565,000	514,044
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	740,000	760,651
[r]	CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 5.21%, 3/25/34	United States	827,510	832,926
[s]	Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 2.866%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	91,829	92,132
				2,427,114
	Diversified Financials 24.7%
[s]	American Express Credit Account Master Trust, 2017-2, A, FRN, 2.934%, (1-month USD LIBOR + 0.45%), 9/16/24	United States	670,000	673,341
[f,s]	AMMC CLO XI Ltd.,
	2012-11A, BR2, 144A, FRN, 4.351%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	350,000	345,188
	2012-11A, DR2, 144A, FRN, 5.601%, (3-month USD LIBOR + 2.85%), 4/30/31	United States	300,000	284,814
[f,s]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.411%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	1,455,000	1,419,629
[f,s]	Ares CLO Ltd., 2018-48A, D, 144A, FRN, 5.461%, (3-month USD LIBOR + 2.70%), 7/20/30	United States	400,000	377,284
[f,r]	ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 4.478%, 1/15/32	United States	500,000	497,555
[f,r]	ARES LII CLO Ltd.,
	2019-52A, A2, 144A, FRN, 4/22/31	United States	250,000	249,980
	2019-52A, B, 144A, FRN, 4/22/31	United States	500,000	499,960
[f,s]	Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 4.007%, (3-month USD LIBOR + 1.22%), 10/15/29	United States	432,000	431,693
[f,s]	Atrium VIII,
	8A, BR, 144A, FRN, 4.672%, (3-month USD LIBOR + 1.90%), 10/23/24	United States	350,000	350,143
	8A, CR, 144A, FRN, 5.272%, (3-month USD LIBOR + 2.50%), 10/23/24	United States	470,000	470,230
[f,r]	Atrium XIV LLC, 14A, D, 144A, FRN, 5.729%, 8/23/30	United States	750,000	716,025
	Banc of America Commercial Mortgage Trust,
	2015-UBS7, A3, 3.441%, 9/15/48	United States	849,000	868,667
	2015-UBS7, A4, 3.705%, 9/15/48	United States	946,000	981,670
	[r] 2015-UBS7, B, FRN, 4.362%, 9/15/48	United States	615,000	650,775
  |  56

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[f,r]	BBC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.911%, 10/20/30	United States	700,000	$ 676,851
[f,r]	BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.79%, 5/26/35	United States	241,929	236,074
[f]	Betony CLO 2 Ltd.,
	[r] 2018-1A, A1, 144A, FRN, 3.831%, 4/30/31	United States	1,250,000	1,236,275
	[s] 2018-1A, C, 144A, FRN, 5.651%, (3-month USD LIBOR + 2.90%), 4/30/31	United States	400,000	382,972
[f,r]	BlueMountain CLO Ltd.,
	2012-2A, BR2, 144A, FRN, 4.094%, 11/20/28	United States	510,000	505,114
	2012-2A, CR2, 144A, FRN, 4.644%, 11/20/28	United States	270,000	268,520
	2018-1A, D, 144A, FRN, 5.801%, 7/30/30	United States	1,000,000	976,640
[f,s]	BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.961%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	1,455,000	1,452,177
[f,s]	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN, 3.937%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	200,000	195,232
[f]	Burnham Park CLO Ltd.,
	[s] 2016-1A, A, 144A, FRN, 4.191%, (3-month USD LIBOR + 1.43%), 10/20/29	United States	350,000	350,696
	[r] 2016-1A, BR, 144A, FRN, 4.261%, 10/20/29	United States	460,000	453,781
	[r] 2016-1A, CR, 144A, FRN, 4.911%, 10/20/29	United States	460,000	452,599
[f,r]	Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 4.887%, 10/15/31	United States	1,408,860	1,368,722
[s]	Capital One Multi-Asset Execution Trust,
	2016-A2, A2, FRN, 3.114%, (1-month USD LIBOR + 0.63%), 2/15/24	United States	3,225,000	3,252,440
	2016-A7, A7, FRN, 2.994%, (1-month USD LIBOR + 0.51%), 9/16/24	United States	320,000	322,433
[f,s]	Carlyle Global Market Strategies CLO Ltd.,
	2012-4A, BR, 144A, FRN, 4.661%, (3-month USD LIBOR + 1.90%), 1/20/29	United States	500,000	500,980
	2012-4A, C1R, 144A, FRN, 5.361%, (3-month USD LIBOR + 2.60%), 1/20/29	United States	480,000	480,211
	2014-4RA, C, 144A, FRN, 5.687%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	300,000	288,219
[f,r]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.987%, 10/15/31	United States	1,213,000	1,166,845
[f,s]	Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 3.981%, (3-month USD LIBOR + 1.22%), 7/20/31	United States	1,150,000	1,147,941
[f,s]	Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.73%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	1,253,000	1,253,451
[f,r]	CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%, 3/13/35	United States	704,000	713,742
[f,r]	CIM Trust, 2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	1,700,000	1,727,809
[r]	Citibank Credit Card Issuance Trust,
	2016-A3, A3, FRN, 2.971%, 12/07/23	United States	350,000	352,597
	2017-A7, A7, FRN, 2.862%, 8/08/24	United States	2,685,000	2,691,039
[f,r]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.361%, 10/20/28	United States	270,000	268,758
[r]	COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47	United States	704,000	738,271
[f]	Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	1,081,627	1,089,696
[r]	Discover Card Execution Note Trust, 2017-A7, A7, FRN, 2.844%, 4/15/25	United States	390,000	389,928
  |  57

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[f,r]	Dryden 38 Senior Loan Fund,
	2015-38A, CR, 144A, FRN, 4.787%, 7/15/30	United States	863,000	$ 847,086
	2015-38A, DR, 144A, FRN, 5.787%, 7/15/30	United States	557,000	543,504
[f,s]	Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.717%, (3-month USD LIBOR + 2.93%), 7/15/30	United States	1,294,000	1,248,645
[f,s]	Dryden 55 CLO Ltd.,
	2018-55A, A1, 144A, FRN, 3.807%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	500,000	494,520
	2018-55A, D, 144A, FRN, 5.637%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	300,000	287,073
[f,s]	Dryden 64 CLO Ltd., 2018-64A, D, 144A, FRN, 5.43%, (3-month USD LIBOR + 2.65%), 4/18/31	United States	300,000	284,607
[f,r]	Eaton Vance CLO Ltd.,
	2014-1RA, C, 144A, FRN, 4.887%, 7/15/30	United States	315,610	304,845
	2014-1RA, D, 144A, FRN, 5.837%, 7/15/30	United States	462,825	450,532
[f,r]	Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	1,091,000	1,122,836
	FHLMC Structured Agency Credit Risk Debt Notes,
	[s] 2013-DN2, M2, FRN, 6.736%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	1,925,016	2,103,951
	[s] 2014-DN1, M2, FRN, 4.686%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	883,324	898,719
	[s] 2014-DN2, M3, FRN, 6.086%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	2,290,000	2,474,910
	[s] 2014-DN3, M3, FRN, 6.486%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	192,525	208,641
	[s] 2014-DN4, M3, FRN, 7.036%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	1,439,352	1,582,992
	[s] 2014-HQ1, M3, FRN, 6.586%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	375,658	407,681
	[s] 2014-HQ2, M2, FRN, 4.686%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	636,983	649,539
	[s] 2014-HQ3, M3, FRN, 7.236%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	758,659	841,708
	[s] 2015-DNA1, M3, FRN, 5.786%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	250,000	274,237
	[s] 2015-DNA3, M3, FRN, 7.186%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	1,819,000	2,098,260
	[s] 2015-HQ1, M3, FRN, 6.286%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	953,296	1,005,058
	[s] 2015-HQA1, M3, FRN, 7.186%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	1,835,000	2,069,673
	[s] 2016-DNA2, M3, FRN, 7.136%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	1,673,000	1,868,966
	[r] 2017-DNA1, M2, FRN, 5.736%, 7/25/29	United States	990,000	1,063,534
	[r] 2017-DNA2, M2, FRN, 5.936%, 10/25/29	United States	1,340,000	1,449,782
	[s] 2017-DNA3, M2, FRN, 4.986%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	2,920,000	2,993,741
	[r] 2017-HQA1, M2, FRN, 6.036%, 8/25/29	United States	1,180,000	1,270,440
  |  58

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[f,s]	Flagship CLO VIII Ltd.,
	2014-8A, ARR, 144A, FRN, 3.629%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	540,000	$ 539,266
	2014-8A, DR, 144A, FRN, 5.829%, (3-month USD LIBOR + 3.05%), 1/16/26	United States	350,000	344,218
	FNMA Connecticut Avenue Securities,
	[s] 2013-C01, M2, FRN, 7.736%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	346,513	391,643
	[s] 2014-C01, M2, FRN, 6.886%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	498,000	557,882
	[s] 2014-C02, 1M2, FRN, 5.086%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	1,415,000	1,484,655
	[s] 2014-C02, 2M2, FRN, 5.086%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	756,172	785,469
	[s] 2014-C03, 1M2, FRN, 5.486%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	2,956,286	3,140,887
	[s] 2014-C03, 2M2, FRN, 5.386%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	151,273	158,511
	[s] 2015-C01, 1M2, FRN, 6.786%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	995,863	1,086,584
	[s] 2015-C01, 2M2, FRN, 7.036%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	909,109	973,485
	[s] 2015-C02, 1M2, FRN, 6.486%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	2,185,447	2,361,511
	[s] 2015-C02, 2M2, FRN, 6.486%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	1,068,650	1,144,889
	[s] 2015-C03, 1M2, FRN, 7.486%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	3,195,616	3,563,489
	[s] 2015-C03, 2M2, FRN, 7.486%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	1,560,419	1,715,166
	[r] 2016-C04, 1M2, FRN, 6.736%, 1/25/29	United States	1,590,000	1,750,753
	[s] 2017-C01, 1M2, FRN, 6.036%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	1,858,000	1,997,781
	[r] 2017-C03, 1M2, FRN, 5.486%, 10/25/29	United States	230,000	242,970
	[r] 2017-C03, 2M2, FRN, 5.336%, 11/25/29	United States	450,000	467,028
[f]	Galaxy XVIII CLO Ltd.,
	[r] 2018-28A, A2, 144A, FRN, 3.857%, 7/15/31	United States	900,000	895,401
	[s] 2018-28A, C, 144A, FRN, 4.737%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	250,000	241,390
[f,r]	Galaxy XXV CLO Ltd., 2018-25A, D, 144A, FRN, 5.437%, 10/25/31	United States	852,270	826,250
[f,r]	Galaxy XXVI CLO Ltd., 2018-26A, A, 144A, FRN, 3.852%, 11/22/31	United States	700,000	695,394
[f,s]	Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 5.433%, (3-month USD LIBOR + 2.75%), 5/16/31	United States	600,000	574,254
	GS Mortgage Securities Trust,
	[r] 2016-GS3, B, FRN, 3.395%, 10/10/49	United States	728,000	721,921
	2017-GS6, B, 3.869%, 5/10/50	United States	704,000	717,375
  |  59

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[f,r]	J.P. Morgan Chase Commercial Mortgage Securities Trust, 2016-NINE, B, 144A, FRN, 2.854%, 10/06/38	United States	970,000	$ 915,687
	JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B, 3.946%, 7/15/50	United States	841,000	859,297
[f,s]	LCM 26 Ltd., 26A, B, 144A, FRN, 4.161%, (3-month USD LIBOR + 1.40%), 1/20/31	United States	250,000	244,708
[f,r]	LCM XVI LP, 2016A, BR2, 144A, FRN, 4.537%, 10/15/31	United States	351,320	351,018
[f,r]	LCM XVII LP,
	2017A, BRR, 144A, FRN, 4.387%, 10/15/31	United States	350,000	346,237
	2017A, CRR, 144A, FRN, 4.887%, 10/15/31	United States	320,000	313,907
[f,s]	LCM XVIII LP, 2018A, DR, 144A, FRN, 5.561%, (3-month USD LIBOR + 2.80%), 4/20/31	United States	770,000	739,192
[f,s]	LCM XXIV Ltd., 24A, A, 144A, FRN, 4.071%, (3-month USD LIBOR + 1.31%), 3/20/30	United States	480,000	479,698
[f,s]	Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 4.465%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	400,000	399,580
	2017-23A, C, 144A, FRN, 5.115%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	500,000	499,700
[f,r]	Mill City Mortgage Loan Trust, 2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	1,470,000	1,487,963
[s]	MortgageIT Trust, 2004-1, A2, FRN, 3.386%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	147,902	145,590
[f,r]	Mountain View Funding CLO,
	2019-1A, A1, 144A, FRN, 4/15/29	United States	500,000	500,000
	2019-1A, C, 144A, FRN, 4/15/29	United States	500,000	500,000
[f,s]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.196%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	2,182,000	2,147,001
[f,r]	Octagon Investment Partners 24 Ltd., 2015-1A, BS, 144A, FRN, 4.529%, 4/21/31	United States	390,000	389,294
[f,r]	Octagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN, 4.579%, 10/24/30	United States	250,000	250,290
[f,s]	Octagon Investment Partners 30 Ltd., 144A, FRN, 4.081%, (3-month USD LIBOR + 1.32%), 3/17/30	United States	480,000	480,288
[f,s]	Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN, 5.621%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	400,000	384,724
[f,r]	Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN, 5.711%, 7/20/30	United States	1,000,000	968,720
[f,s]	Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN, 5.773%, (3-month USD LIBOR + 3.00%), 7/17/30	United States	400,000	388,816
[f,s]	Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN, 3.828%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	667,496	668,397
[f,s]	Octagon Investment Partners XXIII Ltd.,
	2015-1A, BR, 144A, FRN, 3.987%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	400,000	390,200
	2015-1A, DR, 144A, FRN, 5.337%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	800,000	777,680
  |  60

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[s]	Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 2.796%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	178,404	$ 177,637
[f,r]	Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 5.016%, 1/15/31	United States	1,300,000	1,310,491
[s]	Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.989%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	145,644	144,726
[r]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.526%, 4/25/45	United States	126,598	128,140
[f,r]	Voya CLO 2015-2 Ltd., 2A, BR, 144A, FRN, 4.272%, 7/23/27	United States	820,000	814,793
[f]	Voya CLO Ltd.,
	[s] 2013-2A, BR, 144A, FRN, 4.621%, (3-month USD LIBOR + 1.85%), 4/25/31	United States	780,000	752,560
	[s] 2014-1A, CR2, 144A, FRN, 5.58%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	1,000,000	959,030
	[r] 2016-3A, A1R, 144A, FRN, 3.97%, 10/18/31	United States	900,000	895,950
	[s] 2017-2A, B, 144A, FRN, 5.137%, (3-month USD LIBOR + 2.35%), 6/07/30	United States	1,455,000	1,455,524
	[s] 2018-2A, D, 144A, FRN, 5.537%, (3-month USD LIBOR + 2.75%), 7/15/31	United States	300,000	286,179
	Wells Fargo Mortgage Backed Securities Trust,
	[r] 2004-W, A9, FRN, 4.845%, 11/25/34	United States	271,138	279,280
	2007-3, 3A1, 5.50%, 4/25/22	United States	56,652	57,611
				111,870,527
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $115,358,933)			114,297,641
	Mortgage-Backed Securities 10.5%
[t]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 4.929%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	United States	8,766	9,057
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.2%
	FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	992	993
[u]	FHLMC Gold 30 Year, 3.50%, 4/01/49	United States	6,600,000	6,695,906
[u]	FHLMC Gold 30 Year, 4.00%, 4/01/49	United States	8,480,000	8,730,922
[u]	FHLMC Gold 30 Year, 4.50%, 4/01/49	United States	2,800,000	2,922,719
	FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	198,860	214,215
	FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	152,479	165,632
	FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	93,278	102,071
	FHLMC Gold 30 Year, 6.50%, 11/01/27 - 6/01/36	United States	25,581	28,353
	FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	8,019	8,462
	FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	934	984
				18,870,257
[t]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
	FNMA, 4.622%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	United States	68,848	72,347
	Federal National Mortgage Association (FNMA) Fixed Rate 4.0%
	FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	207,029	206,961
	FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	1,646	1,675
	FNMA 30 Year, 3.00%, 9/01/48	United States	3,609,093	3,599,739
	FNMA 30 Year, 3.00%, 11/01/48	United States	4,435,643	4,422,750
	FNMA 30 Year, 3.50%, 11/01/47	United States	2,840,198	2,885,908
  |  61

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
[u]	FNMA 30 Year, 3.50%, 4/01/49	United States	3,976,000	$ 4,031,447
[u]	FNMA 30 Year, 4.50%, 4/01/49	United States	2,800,000	2,917,838
	FNMA 30 Year, 5.00%, 4/01/30	United States	48,726	51,557
	FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	129,144	145,821
				18,263,696
	Government National Mortgage Association (GNMA) Fixed Rate 2.3%
	GNMA I SF 30 Year, 4.50%, 9/20/48	United States	3,949,095	4,104,835
	GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	203,689	218,820
	GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	14,311	14,443
	GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,181	1,352
[u]	GNMA II SF 30 Year, 4.50%, 3/01/49	United States	200,000	207,722
	GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	54,126	57,930
[u]	GNMA II SF 30 Year, 5.00%, 3/01/49	United States	5,300,000	5,537,568
	GNMA II SF 30 Year, 6.00%, 11/20/34	United States	70,230	79,393
	GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	35,714	40,564
	GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	9,106	10,216
				10,272,843
	Total Mortgage-Backed Securities (Cost $47,036,924)			47,488,200
	Municipal Bonds 1.4%
	California State GO, Various Purpose, Refunding, 5.00%, 9/01/29	United States	1,335,000	1,610,250
	New York City HDC Capital Fund Grant Program Revenue, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	405,000	441,940
	Orlando Health Obligated Group, 3.777%, 10/01/28	United States	330,000	339,220
	Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	1,205,000	1,296,472
[j]	Puerto Rico Electric Power Authority Power Revenue,
	Series A, 6.75%, 7/01/36	United States	2,805,000	2,051,156
	Series XX, 5.25%, 7/01/40	United States	165,000	117,150
	San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.25%, 8/01/29	United States	440,000	440,211
	Total Municipal Bonds (Cost $6,662,802)			6,296,399
			Shares
	Escrows and Litigation Trusts 0.0%†
[a,c]	Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	1,500,000	—
[a,c]	NewPage Corp., Litigation Trust	United States	2,500,000	—
[a,c]	T-Mobile USA Inc., Escrow Account	United States	1,654,665	—
[a]	Vistra Energy Corp., Escrow Account	United States	3,000,000	9,750
	Total Escrows and Litigation Trusts (Cost $83,572)			9,750
	Total Investments before Short Term Investments (Cost $479,605,663)			466,729,853
  |  62

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
		Country	Shares	Value
	Short Term Investments (Cost $5,060,341) 1.1%
	Money Market Funds 1.1%
[e,v]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	5,060,341	$ 5,060,341
	Total Investments (Cost $484,666,004) 104.1%			471,790,194
	Other Assets, less Liabilities (4.1)%			(18,565,897)
	Net Assets 100.0%			$453,224,297

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 9.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 6 regarding restricted securities.
[e]See Note 8 regarding investments in affiliated management investment companies.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees.At March 31, 2019 , the aggregate value of these securities was $131,951,622, representing 29.1%of net assets.
[g]Perpetual security with no stated maturity date.
[h]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $543,809, representing 0.1% of net assets.
[i]Income may be received in additional securities and/or cash.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]The coupon rate shown represents the rate at period end.
[l]Security purchased on a delayed delivery basis.
[m]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[n]Principal amount is stated in 1,000 Brazilian Real Units.
[o]Principal amount is stated in 100 Mexican Peso Units.
[p]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[q]Principal amount of security is adjusted for inflation.
[r]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[s]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[t]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[u]Security purchased on a to-be-announced (TBA) basis.
[v]The rate shown is the annualized seven-day effective yield at period end.
  |  63

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
Ultra 10 Yr. U.S. Treasury Note	Long	201	$26,689,031	6/19/19	$546,287

*As of period end.

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Chinese Yuan Renminbi	JPHQ	Sell	12,750,000	$1,832,244	4/11/19	$ —	$ (64,219)
Philippine Peso	JPHQ	Buy	65,000,000	1,242,592	4/11/19	—	(10,450)
Philippine Peso	JPHQ	Sell	65,000,000	1,181,067	4/11/19	—	(51,075)
Australian Dollar	JPHQ	Sell	2,000,000	1,430,694	5/10/19	9,529	—
Norwegian Krone	JPHQ	Buy	14,500,000	1,683,912	5/20/19	373	—
Indonesian Rupiah	JPHQ	Sell	7,200,000,000	498,442	6/20/19	—	(516)
Indian Rupee	DBAB	Buy	101,793,000	1,406,175	6/21/19	43,889	—
Indian Rupee	DBAB	Sell	23,093,000	330,183	6/21/19	1,218	—
Indian Rupee	DBAB	Sell	78,700,000	1,120,125	6/21/19	—	(973)
Indian Rupee	JPHQ	Buy	58,338,000	803,886	6/21/19	27,152	—
Indian Rupee	JPHQ	Sell	58,338,000	834,891	6/21/19	3,853	—
Mexican Peso	JPHQ	Buy	38,500,000	1,984,076	6/21/19	—	(26,556)
South Korean Won	JPHQ	Sell	1,700,000,000	1,526,032	6/21/19	28,182	—
Australian Dollar	JPHQ	Sell	3,050,000	2,185,432	7/26/19	15,041	—
Canadian Dollar	JPHQ	Sell	4,000,000	3,024,323	7/26/19	21,496	—
Euro	JPHQ	Buy	586,600	667,929	9/18/19	—	(125)
Euro	JPHQ	Sell	2,451,900	2,800,193	9/18/19	8,873	—
Swedish Krona	JPHQ	Buy	13,400,000	1,440,605	9/18/19	19,190	—
Swiss Franc	JPHQ	Sell	200,000	202,018	9/18/19	—	(2,171)
Total Forward Exchange Contracts						$178,796	$(156,085)
Net unrealized appreciation (depreciation)						$22,711

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

  |  64

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
At March 31, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	$10,200,000	$ (356,372)	$(413,095)	$ 56,723	Investment
									Grade
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/24	$1,810,000	$(306,994)	$(299,174)	$(7,820)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	1,500,000	4,882	13,798	(8,916)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	966,667	15,727	32,653	(16,926)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	1,530,000	194,297	178,954	15,343
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	MSCO	6/20/23	4,300,000	(398,233)	362,650	(760,883)	B
Government of Colombia	1.00%	Quarterly	CITI	6/20/24	1,700,000	(6,516)	(16,156)	9,640	BBB-
Government of Indonesia	1.00%	Quarterly	CITI	6/20/24	2,300,000	(3,067)	(7,832)	4,765	BBB-
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	1,500,000	(48,407)	(60,509)	12,102	NR
Government of Mexico	1.00%	Quarterly	JPHQ	6/20/24	3,500,000	(37,467)	(60,772)	23,305	BBB+
Government of Vietnam	1.00%	Quarterly	BZWS	6/20/24	1,200,000	(17,889)	(19,490)	1,601	BB-
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	750,000	9,288	—	9,288	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2, Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	300,000	7,646	—	7,646	Non-
									Investment Grade
[f]Citibank Bespoke Bogota, Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	750,000	4,866	—	4,866	Non-
									Investment Grade
[f]Citibank Bespoke Broker Index, Tranche 3-7%	1.30%	Quarterly	CITI	6/20/19	1,600,000	607	—	607	Non-
									Investment Grade
[f]Citibank Bespoke Broker Index, Tranche 3-7%	1.40%	Quarterly	CITI	6/20/19	1,300,000	830	—	830	Non-
									Investment Grade
  |  65

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
Credit Default Swap Contracts  (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Broker Index, Tranche Index 0-3%	0.00%	Quarterly	CITI	6/20/20	$ 450,000	$ (77,939)	$ (87,787)	$ 9,848	Non-
									Investment Grade
[f]Citibank Bespoke Cambridge Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	2,900,000	(355,112)	(171,693)	(183,419)	Non-
									Investment Grade
[f]Citibank Bespoke Lisbon Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/19	530,000	(16,889)	(13,915)	(2,974)	Non-
									Investment Grade
[f]Citibank Bespoke Palma Index, Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	620,000	7,502	—	7,502	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	300,000	(38,288)	(51,265)	12,977	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	1,100,000	(101,357)	(79,942)	(21,415)	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	3,100,000	4,644	—	4,644	Non-
									Investment Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	2,270,000	35,329	21,720	13,609	Investment
									Grade
Total OTC Swap Contracts						$(1,122,540)	$(258,760)	$(863,780)
Total Credit Default Swap Contracts						$(1,478,912)	$(671,855)	$(807,057)

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
  |  66

Franklin Templeton Variable Insurance Products Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Strategic Income VIP Fund  (continued)
Counterparty	Collateral Pledged (Received)
BOFA	$250,000
CITI	430,000
GSCO	110,000
JPHQ	210,000
MSCO	160,000
Total collateral	$1,170,000

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying issuers.

At March 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			464,800	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	400,000	EUR	$11,428

At March 31, 2019, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	BOFA	6/20/19	$6,000,000	$352,375
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	CITI	6/20/19	4,100,000	231,372
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	6/20/19	3,150,000	68,845
Total Total Return Swap Contracts						$652,592

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 111.
  |  67

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin U.S. Government Securities VIP Fund
		Principal Amount	Value
	Mortgage-Backed Securities 79.2%
[a]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.1%
	FHLMC, 4.193%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/37	$ 595,691	$ 627,354
	FHLMC, 4.216% - 4.41%, (12-month USD LIBOR +/- MBS Margin), 3/01/36 - 5/01/38	6,048,614	6,330,163
	FHLMC, 4.553%, (12-month USD LIBOR +/- MBS Margin), 4/01/40	5,405,875	5,676,844
			12,634,361
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.9%
	FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	858,549	879,048
	FHLMC Gold 30 Year, 3.00%, 5/01/43	426,296	426,847
	FHLMC Gold 30 Year, 3.00%, 6/01/46	34,603,176	34,519,304
	FHLMC Gold 30 Year, 3.00%, 10/01/46	24,474,243	24,414,921
	FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	3,327,349	3,425,033
	FHLMC Gold 30 Year, 3.50%, 12/01/47	7,323,231	7,448,580
	FHLMC Gold 30 Year, 3.50%, 1/01/48	13,788,002	14,017,185
	FHLMC Gold 30 Year, 4.00%, 9/01/40 - 12/01/41	6,556,116	6,808,959
	FHLMC Gold 30 Year, 4.00%, 1/01/48 - 5/01/48	8,271,246	8,546,227
	FHLMC Gold 30 Year, 4.00%, 7/01/48	12,934,279	13,354,610
	FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	2,078,835	2,197,475
	FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40	4,524,671	4,886,575
	FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	1,039,263	1,140,929
	FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	728,694	795,630
	FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	369,065	408,969
	FHLMC Gold 30 Year, 7.00%, 4/01/24 - 9/01/31	117,162	127,516
	FHLMC Gold 30 Year, 7.50%, 12/01/22	347	349
	FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22	1,761	1,841
	FHLMC Gold 30 Year, 8.50%, 7/01/31	222,774	258,040
	FHLMC PC 30 Year, 8.50%, 9/01/20	33	34
			123,658,072
[a]	Federal National Mortgage Association (FNMA) Adjustable Rate 3.6%
	FNMA, 3.994% - 4.456%, (12-month USD LIBOR +/- MBS Margin), 5/01/33 - 1/01/40	9,700,786	10,093,274
	FNMA, 4.639%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	12,870,733	13,544,780
	FNMA, 4.46% - 5.005%, (12-month USD LIBOR +/- MBS Margin), 1/01/32 - 3/01/47	5,107,555	5,325,274
	FNMA, 3.597% - 5.38%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/19 - 10/01/44	10,482,053	10,966,385
	FNMA, 2.306% - 5.41%, (11th District COF +/- MBS Margin), 6/01/25 - 6/01/38	138,486	139,879
	FNMA, 3.21% - 5.758%, (US 3 Year CMT T-Note +/- MBS Margin), 3/01/20 - 3/01/29	28,428	29,253
	FNMA, 3.554% - 6.043%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 7/01/37	961,446	983,907
			41,082,752
	Federal National Mortgage Association (FNMA) Fixed Rate 12.3%
	FNMA 15 Year, 2.64%, 7/01/25	2,471,537	2,467,203
	FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,519,254
	FNMA 15 Year, 2.99%, 11/01/24	2,934,745	2,994,339
	FNMA 15 Year, 3.14%, 10/01/25	4,000,000	4,066,625
	FNMA 15 Year, 3.28%, 7/01/27	4,000,000	4,098,268
	FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,141,926
	FNMA 15 Year, 5.50%, 1/01/25	716,675	745,077
	FNMA 30 Year, 3.00%, 12/01/42	178,251	178,367
	FNMA 30 Year, 3.00%, 9/01/47	18,529,657	18,470,502
	FNMA 30 Year, 3.50%, 7/01/45	32,105,855	32,679,972
	FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	7,011,181	7,275,876
	FNMA 30 Year, 4.00%, 4/01/48	41,696,209	43,071,272
	FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	7,273,730	7,691,483
	FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	3,889,806	4,192,438
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  68

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin U.S. Government Securities VIP Fund  (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	$ 1,651,258	$ 1,797,124
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	1,726,388	1,883,580
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	322,016	359,803
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	14,696	15,003
FNMA 30 Year, 8.00%, 3/01/22 - 12/01/24	63,525	64,274
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	168	169
FNMA 30 Year, 9.00%, 10/01/26	47,121	48,039
FNMA PL 30 Year, 5.50%, 4/01/34	1,046,171	1,110,132
		139,870,726
Government National Mortgage Association (GNMA) Fixed Rate 51.3%
GNMA I SF 30 Year, 3.00%, 7/15/42	485,714	490,382
GNMA I SF 30 Year, 4.00%, 10/15/40 - 8/15/46	9,975,797	10,367,160
GNMA I SF 30 Year, 4.50%, 1/15/39 - 6/15/40	9,859,344	10,396,950
GNMA I SF 30 Year, 4.50%, 7/15/40 - 6/15/41	4,015,107	4,234,909
GNMA I SF 30 Year, 5.00%, 6/15/30 - 11/15/39	10,057,455	10,781,120
GNMA I SF 30 Year, 5.00%, 11/15/39 - 9/15/40	10,028,830	10,755,004
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	5,019,564	5,468,511
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	2,352,422	2,585,697
GNMA I SF 30 Year, 6.50%, 6/15/23 - 9/15/38	1,273,454	1,408,506
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	304,624	317,761
GNMA I SF 30 Year, 7.50%, 2/15/22 - 8/15/33	353,613	394,619
GNMA I SF 30 Year, 8.00%, 12/15/21 - 7/15/23	69,239	70,496
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	30,081	30,555
GNMA I SF 30 Year, 9.00%, 3/15/20	170	171
GNMA I SF 30 Year, 9.50%, 4/15/20 - 12/15/20	7,430	7,458
GNMA I SF 30 Year, 10.00%, 12/15/19 - 8/15/21	1,500	1,505
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	2,260,935	2,284,403
GNMA II SF 30 Year, 3.00%, 9/20/45	9,254,351	9,318,704
GNMA II SF 30 Year, 3.00%, 4/20/46	26,803,669	26,990,037
GNMA II SF 30 Year, 3.00%, 7/20/47	21,007,488	21,134,597
GNMA II SF 30 Year, 3.50%, 12/20/40 - 8/20/43	2,287,807	2,347,275
GNMA II SF 30 Year, 3.50%, 8/20/42	6,394,626	6,559,390
GNMA II SF 30 Year, 3.50%, 9/20/42	18,642,496	19,122,672
GNMA II SF 30 Year, 3.50%, 10/20/42	5,670,901	5,817,041
GNMA II SF 30 Year, 3.50%, 11/20/42	11,167,778	11,455,623
GNMA II SF 30 Year, 3.50%, 12/20/42	8,454,574	8,672,297
GNMA II SF 30 Year, 3.50%, 1/20/43	14,185,105	14,550,458
GNMA II SF 30 Year, 3.50%, 3/20/43	5,074,494	5,227,047
GNMA II SF 30 Year, 3.50%, 4/20/43	6,334,241	6,497,246
GNMA II SF 30 Year, 3.50%, 5/20/43	11,702,443	12,003,884
GNMA II SF 30 Year, 3.50%, 6/20/43	5,335,685	5,473,095
GNMA II SF 30 Year, 3.50%, 9/20/47	87,558,654	89,585,107
GNMA II SF 30 Year, 3.50%, 10/20/47	7,202,418	7,368,323
GNMA II SF 30 Year, 3.50%, 11/20/47	130,047,874	133,032,151
GNMA II SF 30 Year, 4.00%, 11/20/39 - 7/20/41	10,136,321	10,571,775
GNMA II SF 30 Year, 4.00%, 9/20/41 - 2/20/44	3,717,533	3,860,500
GNMA II SF 30 Year, 4.00%, 11/20/41	6,200,535	6,461,528
GNMA II SF 30 Year, 4.00%, 4/20/48	20,217,089	20,898,988
GNMA II SF 30 Year, 4.00%, 9/20/48	26,630,253	27,528,460
GNMA II SF 30 Year, 4.00%, 11/20/48	21,761,716	22,495,714
GNMA II SF 30 Year, 4.50%, 10/20/39 - 6/20/41	9,525,438	10,033,972
  |  69

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin U.S. Government Securities VIP Fund  (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 4.50%, 7/20/41 - 2/20/44	$ 9,554,067	$ 10,062,274
GNMA II SF 30 Year, 4.50%, 9/20/41	4,879,982	5,139,522
GNMA II SF 30 Year, 4.50%, 10/20/44	2,579,148	2,715,110
GNMA II SF 30 Year, 5.00%, 9/20/33 - 6/20/44	10,576,857	11,326,561
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	4,087,176	4,473,611
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	2,596,032	2,912,123
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	404,886	454,628
GNMA II SF 30 Year, 7.00%, 5/20/32	7,602	8,840
GNMA II SF 30 Year, 7.50%, 9/20/22 - 11/20/26	60,343	65,529
GNMA II SF 30 Year, 8.00%, 8/20/26	4,649	5,250
GNMA II SF 30 Year, 9.50%, 4/20/25	1,835	1,840
		583,766,379
Total Mortgage-Backed Securities (Cost $910,624,077)		901,012,290
U.S. Government and Agency Securities 18.0%
Federal Agricultural Mortgage Corp.,
4.30%, 5/13/19	1,010,000	1,012,341
1.41%, 3/06/20	10,000,000	9,906,308
2.66%, 4/12/22	7,000,000	7,072,876
FHLB, 2.625%, 9/12/25	20,000,000	20,191,722
FICO, D-P, Strip, 9/26/19	7,605,000	7,507,956
Israel Government Agency for International Development Bond,
5.50%, 9/18/23	12,000,000	13,617,359
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	5,167,254
New Valley Generation IV, secured bond, 4.687%, 1/15/22	1,057,021	1,089,662
Overseas Private Investment Corp.,
A, zero cpn., 11/15/20	2,575,000	3,206,035
senior bond, 4.01%, 5/15/30	1,860,000	1,986,749
Petroleos Mexicanos, 2.378%, 4/15/25	2,138,500	2,128,331
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	9,098,795
secured note, 4.30%, 12/15/21	1,865,000	1,950,637
secured note, LL, 2.25%, 3/15/20	1,700,000	1,695,420
senior secured note, MM, 2.30%, 9/15/20	3,500,000	3,497,089
Reliance Industries Ltd., senior bond, 2.512%, 1/15/26	9,187,500	9,163,450
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	7,015,071
TVA,
1.875%, 8/15/22	6,000,000	5,907,154
5.88%, 4/01/36	5,000,000	6,719,069
Strip, 6/15/19	5,973,000	5,941,222
Strip, 6/15/20	6,138,000	5,948,301
U.S. Treasury Bond,
2.50%, 2/15/46	4,000,000	3,771,484
[b] Index Linked, 2.00%, 1/15/26	1,902,205	2,099,840
[b] Index Linked, 1.75%, 1/15/28	9,611,487	10,625,252
[b] Index Linked, 3.625%, 4/15/28	7,780,900	9,887,496
U.S. Treasury Note,
2.375%, 8/15/24	22,000,000	22,125,469
2.25%, 8/15/27	6,000,000	5,949,023
[b] Index Linked, 0.125%, 7/15/24	16,430,251	16,235,853
  |  70

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin U.S. Government Securities VIP Fund  (continued)
		Principal Amount	Value
	U.S. Government and Agency Securities (continued)
	Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	$ 5,000,000	$ 5,005,150
	Total U.S. Government and Agency Securities (Cost $204,203,894)		205,522,368
	Total Investments before Short Term Investments (Cost $1,114,827,971)		1,106,534,658
	Short Term Investments (Cost $28,525,875) 2.5%
	Repurchase Agreements 2.5%
[c]	Joint Repurchase Agreement, 2.507%, 4/01/19 (Maturity Value $28,531,835) BNP Paribas Securities Corp. (Maturity Value $25,412,735) Deutsche Bank Securities Inc. (Maturity Value $1,424,880) HSBC Securities (USA) Inc. (Maturity Value $1,694,220) Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 1/20/40 - 11/20/48; U.S. Treasury Notes, 1.375% - 3.125%, 5/15/21 - 8/31/23; and U.S. Treasury Strips, 11/15/34 - 5/15/48 (valued at $29,104,411)	28,525,875	28,525,875
	Total Investments (Cost $1,143,353,846) 99.7%		1,135,060,533
	Other Assets, less Liabilities 0.3%		3,093,314
	Net Assets 100.0%		$1,138,153,847

See Abbreviations on page 111.
[a]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[b]Principal amount of security is adjusted for inflation.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2019, all repurchase agreements had been entered into on March 29, 2019.
  |  71

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin VolSmart Allocation VIP Fund
		Shares	Value
	Common Stocks 52.2%
	Capital Goods 11.6%
	The Boeing Co.	1,800	$ 686,556
	Carlisle Cos. Inc.	6,460	792,125
	Donaldson Co. Inc.	12,630	632,258
	Dover Corp.	17,644	1,655,007
	General Dynamics Corp.	10,300	1,743,584
	Honeywell International Inc.	21,800	3,464,456
	Johnson Controls International PLC	36,892	1,362,790
	nVent Electric PLC	25,100	677,198
	Pentair PLC	24,200	1,077,142
	Raytheon Co.	4,700	855,776
[a]	Resideo Technologies Inc.	3,666	70,717
	Roper Technologies Inc.	16,900	5,779,293
	United Technologies Corp.	14,200	1,830,238
	W.W. Grainger Inc.	2,450	737,279
			21,364,419
	Commercial & Professional Services 1.0%
	Cintas Corp.	6,900	1,394,559
	Matthews International Corp., A	11,670	431,206
			1,825,765
	Consumer Durables & Apparel 1.0%
	NIKE Inc., B	21,300	1,793,673
	Consumer Services 1.2%
	McDonald’s Corp.	8,880	1,686,312
	Yum! Brands Inc.	4,800	479,088
			2,165,400
	Diversified Financials 0.1%
	State Street Corp.	3,450	227,045
	Energy 3.3%
[a]	Apergy Corp.	12,150	498,879
	Chevron Corp.	10,190	1,255,204
	EOG Resources Inc.	12,730	1,211,642
	Exxon Mobil Corp.	11,300	913,040
	Occidental Petroleum Corp.	19,100	1,264,420
	Schlumberger Ltd.	21,300	928,041
			6,071,226
	Food & Staples Retailing 1.0%
	Walgreens Boots Alliance Inc.	10,600	670,662
	Walmart Inc.	12,990	1,266,915
			1,937,577
	Food, Beverage & Tobacco 2.2%
	Bunge Ltd.	19,100	1,013,637
	McCormick & Co. Inc.	10,350	1,559,020
	PepsiCo Inc.	12,700	1,556,385
			4,129,042
	Health Care Equipment & Services 7.9%
	Abbott Laboratories	24,060	1,923,356
	Becton, Dickinson and Co.	13,600	3,396,328
	CVS Health Corp.	10,950	590,534
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  72

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin VolSmart Allocation VIP Fund  (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
DENTSPLY SIRONA Inc.	12,400	$ 614,916
Medtronic PLC	29,400	2,677,752
Stryker Corp.	18,900	3,733,128
West Pharmaceutical Services Inc.	14,100	1,553,820
		14,489,834
Household & Personal Products 1.5%
Colgate-Palmolive Co.	18,300	1,254,282
The Procter & Gamble Co.	14,480	1,506,644
		2,760,926
Insurance 0.9%
Aflac Inc.	14,440	722,000
Chubb Ltd.	2,781	389,563
Erie Indemnity Co., A	2,720	485,574
		1,597,137
Materials 6.0%
Air Products and Chemicals Inc.	15,700	2,998,072
Albemarle Corp.	38,500	3,156,230
Ecolab Inc.	6,760	1,193,410
Linde PLC (United Kingdom)	18,200	3,201,926
Nucor Corp.	9,500	554,325
		11,103,963
Media & Entertainment 0.1%
John Wiley & Sons Inc., A	6,400	283,008
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
AbbVie Inc.	8,540	688,239
Johnson & Johnson	14,900	2,082,871
Perrigo Co. PLC	7,440	358,310
Pfizer Inc.	12,810	544,041
		3,673,461
Retailing 2.3%
The Gap Inc.	15,720	411,550
Ross Stores Inc.	19,300	1,796,830
Target Corp.	8,340	669,368
Tiffany & Co.	13,123	1,385,133
		4,262,881
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices Inc.	29,714	3,127,993
Texas Instruments Inc.	28,800	3,054,816
Versum Materials Inc.	5,495	276,453
		6,459,262
Software & Services 6.0%
Accenture PLC, A	19,400	3,414,788
Microsoft Corp.	50,400	5,944,176
Visa Inc., A	11,100	1,733,709
		11,092,673
  |  73

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin VolSmart Allocation VIP Fund  (continued)
		Shares	Value
	Common Stocks (continued)
	Transportation 0.6%
	Norfolk Southern Corp.	100	$ 18,689
	United Parcel Service Inc., B	9,200	1,028,008
			1,046,697
	Total Common Stocks (Cost $72,067,764)		96,283,989
	Investments in Underlying Funds and Exchange Traded Funds 43.6%
	Domestic Equity 5.1%
[a,b]	Franklin DynaTech Fund, Class R6	113,058	9,399,642
	Domestic Fixed Income 28.5%
[b]	Franklin Low Duration Total Return Fund, Class R6	3,214,591	31,277,973
[b]	Franklin Strategic Income Fund, Class R6	2,212,781	21,264,827
			52,542,800
	Domestic Hybrid 8.0%
[b]	Franklin Income Fund, Class R6	6,428,952	14,786,589
	Foreign Equity 2.0%
	iShares Core MSCI EAFE ETF	61,700	3,749,509
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $76,173,289)		80,478,540
	Total Investments before Short Term Investments (Cost $148,241,053)		176,762,529
	Short Term Investments (Cost $7,716,995) 4.2%
	Money Market Funds 4.2%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	7,716,995	7,716,995
	Total Investments (Cost $155,958,048) 100.0%		184,479,524
	Other Assets, less Liabilities (0.0)%†		(57,950)
	Net Assets 100.0%		$184,421,574

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  74

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin VolSmart Allocation VIP Fund  (continued)
At March 31, 2019, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Dynamic VIX Backwardation (BEFSDVB1)	0.00%	Monthly	BZWS	2/21/20	$19,100,000	$(2,204)

[a]The Fund receives the total return on the underlying instrument and pays a fixed financing rate.
See Abbreviations on page 111.
  |  75

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Developing Markets VIP Fund
		Industry	Shares	Value
	Common Stocks 93.2%
	Argentina 0.2%
	BBVA Banco Frances SA, ADR	Banks	58,700	$ 558,237
	Brazil 2.7%
[a]	B2W Cia Digital	Internet & Direct Marketing Retail	115,300	1,242,541
	B3 SA - Brasil Bolsa Balcao	Capital Markets	307,500	2,521,065
	Lojas Americanas SA	Multiline Retail	169,200	570,946
	M. Dias Branco SA	Food Products	136,200	1,510,533
	Mahle-Metal Leve SA	Auto Components	136,600	847,267
	Totvs SA	Software	212,000	2,132,040
				8,824,392
	Cambodia 1.3%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	2,949,800	4,125,989
	China 22.9%
[a]	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	87,685	15,998,128
	BAIC Motor Corp. Ltd., H	Automobiles	1,686,100	1,101,879
[a]	Baidu Inc., ADR	Interactive Media & Services	9,411	1,551,403
	Brilliance China Automotive Holdings Ltd.	Automobiles	11,138,700	11,039,444
	China Construction Bank Corp., H	Banks	7,168,000	6,145,344
	China Merchants Bank Co. Ltd., A	Banks	337,500	1,705,589
	China Mobile Ltd.	Wireless Telecommunication Services	447,000	4,555,443
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	3,077,500	2,426,732
	China Resources Cement Holdings Ltd.	Construction Materials	1,245,200	1,284,864
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	2,000,500	3,746,183
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	847,238	915,239
	Dah Chong Hong Holdings Ltd.	Distributors	1,746,100	629,490
[a]	Health & Happiness H&H International Holdings Ltd.	Food Products	189,000	1,183,364
	NetEase Inc., ADR	Entertainment	6,922	1,671,317
	Ping An Bank Co. Ltd., A	Banks	2,604,800	4,975,162
	Ping An Insurance Group Co. of China Ltd., A	Insurance	273,623	3,143,054
	Poly Culture Group Corp. Ltd., H	Entertainment	229,200	321,174
	Tencent Holdings Ltd.	Interactive Media & Services	208,500	9,588,405
	Uni-President China Holdings Ltd.	Food Products	2,099,700	2,059,591
	Weifu High-Technology Co. Ltd., B	Auto Components	334,339	714,255
				74,756,060
	Czech Republic 0.4%
	Moneta Money Bank AS	Banks	390,403	1,347,124
	Hong Kong 0.6%
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	98,933	830,048
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	603,200	1,261,733
				2,091,781
	Hungary 0.9%
	Richter Gedeon Nyrt	Pharmaceuticals	161,270	3,041,183
	India 7.3%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	35,390	1,747,658
	Biocon Ltd.	Biotechnology	290,552	2,564,089
	Coal India Ltd.	Oil, Gas & Consumable Fuels	309,877	1,062,410
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	292,323	2,734,573
	ICICI Bank Ltd.	Banks	1,806,409	10,456,989
	Infosys Ltd.	IT Services	306,365	3,293,916
	Tata Chemicals Ltd.	Chemicals	174,200	1,482,532
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  76

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Developing Markets VIP Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
[a]	Tata Motors Ltd., A	Automobiles	401,271	$ 496,188
				23,838,355
	Indonesia 2.4%
	Astra International Tbk PT	Automobiles	8,085,700	4,159,252
[b]	Bank Danamon Indonesia Tbk PT	Banks	5,707,000	3,806,592
				7,965,844
	Kenya 0.3%
	Equity Group Holdings PLC	Banks	2,127,994	897,220
	Macau 0.7%
	Sands China Ltd.	Hotels, Restaurants & Leisure	469,600	2,359,979
	Mexico 2.2%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	Banks	947,361	6,413,634
	Nemak SAB de CV	Auto Components	1,403,100	812,090
				7,225,724
	Nigeria 0.0%†
	Nigerian Breweries PLC	Beverages	170,327	29,536
	Pakistan 0.4%
	Habib Bank Ltd.	Banks	1,460,000	1,373,935
	Peru 1.3%
	Compania de Minas Buenaventura SA, ADR	Metals & Mining	150,470	2,600,122
[c]	Intercorp Financial Services Inc., Reg S	Banks	31,950	1,453,725
				4,053,847
	Philippines 0.3%
	BDO Unibank Inc.	Banks	327,469	831,726
	Russia 8.1%
	Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	666,900	3,010,387
	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	95,250	8,534,400
[a,c]	Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	112,799	2,792,903
	MMC Norilsk Nickel PJSC, ADR	Metals & Mining	37,800	798,336
	Sberbank of Russia PJSC, ADR	Banks	498,847	6,614,711
[a]	Yandex NV, A	Interactive Media & Services	136,818	4,698,330
				26,449,067
	Singapore 0.2%
	DBS Group Holdings Ltd.	Banks	25,706	478,520
	South Africa 7.0%
	Massmart Holdings Ltd.	Food & Staples Retailing	389,267	2,143,801
[a]	MultiChoice Group Ltd.	Media	90,505	756,745
	Naspers Ltd., N	Internet & Direct Marketing Retail	86,172	19,891,113
				22,791,659
	South Korea 15.7%
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	78,760	5,398,360
	Hankook Tire Co. Ltd.	Auto Components	21,600	710,832
	Hankook Tire Worldwide Co. Ltd.	Diversified Financial Services	37,500	512,417
	Hanon Systems	Auto Components	94,741	944,921
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	56,247	2,505,930
	Hite Jinro Co. Ltd.	Beverages	64,320	1,045,633
	Interpark Holdings Corp.	Internet & Direct Marketing Retail	142,053	297,091
  |  77

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Developing Markets VIP Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	KT Skylife Co. Ltd.	Media	166,071	$ 1,722,017
	LG Corp.	Industrial Conglomerates	62,473	4,254,569
	Naver Corp.	Interactive Media & Services	48,310	5,264,053
	POSCO	Metals & Mining	13,592	3,021,798
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	589,877	23,144,323
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	37,980	2,476,398
				51,298,342
	Taiwan 9.0%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	341,000	2,619,166
	CTBC Financial Holding Co. Ltd.	Banks	2,244,000	1,487,225
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	1,759,800	851,883
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	895,200	2,132,396
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	7,900	1,177,729
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,658,000	21,147,880
				29,416,279
	Thailand 3.6%
	Kasikornbank PCL, fgn.	Banks	619,500	3,670,532
	Kiatnakin Bank PCL, fgn.	Banks	1,009,800	2,211,821
	Land and Houses PCL, fgn.	Real Estate Management & Development	3,605,200	1,215,747
	PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	102,300	404,622
	Siam Commercial Bank PCL, fgn.	Banks	306,400	1,274,655
	Thai Beverage PCL, fgn.	Beverages	4,816,500	3,002,872
				11,780,249
	United Kingdom 3.0%
	Unilever PLC	Personal Products	169,735	9,718,324
	United States 2.7%
	Cognizant Technology Solutions Corp., A	IT Services	81,091	5,875,043
[a]	IMAX Corp.	Entertainment	125,255	2,840,783
				8,715,826
	Total Common Stocks (Cost $224,066,341)			303,969,198
	Preferred Stocks 4.4%
	Brazil 4.4%
[d]	Banco Bradesco SA, 2.767%, ADR, pfd.	Banks	690,596	7,534,402
[d]	Itau Unibanco Holding SA, 8.128%, ADR, pfd.	Banks	776,943	6,844,868
	Total Preferred Stocks (Cost $5,860,346)			14,379,270
	Total Investments before Short Term Investments (Cost $229,926,687)			318,348,468
  |  78

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Developing Markets VIP Fund  (continued)
		Shares	Value
	Short Term Investments (Cost $8,112,979) 2.5%
	Money Market Funds 2.5%
	United States 2.5%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	8,112,979	$ 8,112,979
	Total Investments (Cost $238,039,666) 100.1%		326,461,447
	Other Assets, less Liabilities (0.1)%		(426,263)
	Net Assets 100.0%		$326,035,184

See Abbreviations on page 111.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $4,246,628, representing 1.3% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]See Note 8 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  79

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Foreign VIP Fund
		Country	Shares	Value
	Common Stocks 97.4%
	Aerospace & Defense 1.4%
	BAE Systems PLC	United Kingdom	2,077,723	$ 13,057,379
[a]	Cobham PLC	United Kingdom	4,423,766	6,356,657
				19,414,036
	Auto Components 1.2%
	Cie Generale des Etablissements Michelin SCA	France	67,168	7,942,853
	Sumitomo Rubber Industries Ltd.	Japan	712,200	8,534,960
				16,477,813
	Automobiles 0.4%
	Hero Motocorp Ltd.	India	154,059	5,685,275
	Banks 17.1%
	Bangkok Bank PCL, fgn.	Thailand	3,144,600	21,406,669
	Bank of Ireland Group PLC	Ireland	2,346,131	13,977,203
	Barclays PLC	United Kingdom	8,453,430	17,034,453
	BNP Paribas SA	France	740,192	35,385,834
	Hana Financial Group Inc.	South Korea	494,927	15,830,845
	HSBC Holdings PLC	United Kingdom	3,012,800	24,524,732
	ING Groep NV	Netherlands	1,966,362	23,791,228
	Kasikornbank PCL, fgn.	Thailand	1,860,000	11,020,485
	KB Financial Group Inc., ADR	South Korea	437,706	16,221,384
	Standard Chartered PLC	United Kingdom	4,786,838	36,873,782
	Sumitomo Mitsui Financial Group Inc.	Japan	382,800	13,389,278
				229,455,893
	Beverages 1.0%
	Suntory Beverage & Food Ltd.	Japan	293,800	13,786,581
	Building Products 0.8%
	Compagnie de Saint-Gobain	France	288,331	10,452,058
	Capital Markets 1.2%
	UBS Group AG	Switzerland	1,326,231	16,077,545
	Chemicals 2.1%
	Johnson Matthey PLC	United Kingdom	494,842	20,255,073
	Lotte Chemical Corp.	South Korea	29,003	7,403,730
				27,658,803
	Construction & Engineering 1.3%
	Sinopec Engineering Group Co. Ltd.	China	17,492,000	17,068,735
	Construction Materials 1.8%
	CRH PLC	Ireland	294,271	9,128,851
	Taiheiyo Cement Corp.	Japan	452,700	15,074,340
				24,203,191
	Diversified Telecommunication Services 4.4%
	China Telecom Corp. Ltd., H	China	50,418,357	28,003,241
	Singapore Telecommunications Ltd.	Singapore	8,893,300	19,816,111
	Telefonica Deutschland Holding AG	Germany	3,443,999	10,815,321
				58,634,673
	Electric Utilities 0.5%
[a]	Korea Electric Power Corp.	South Korea	267,802	7,036,336
	Electrical Equipment 1.1%
	Vestas Wind Systems AS	Denmark	169,868	14,292,853
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  80

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Foreign VIP Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components 0.6%
[b]	Landis+Gyr Group AG	Switzerland	120,834	$ 7,645,801
	Energy Equipment & Services 2.2%
	SBM Offshore NV	Netherlands	1,147,815	21,834,497
	Tenaris SA	Italy	570,849	8,015,408
				29,849,905
	Entertainment 0.9%
	NetEase Inc., ADR	China	48,100	11,613,745
	Food & Staples Retailing 1.0%
	Seven & i Holdings Co. Ltd.	Japan	360,100	13,570,163
	Food Products 0.7%
	Ezaki Glico Co. Ltd.	Japan	177,800	9,338,050
	Health Care Equipment & Supplies 0.7%
	Shandong Weigao Group Medical Polymer Co. Ltd., H	China	9,924,000	9,481,589
	Health Care Providers & Services 1.7%
	Shanghai Pharmaceuticals Holding Co. Ltd., H	China	5,083,800	11,074,336
	Sinopharm Group Co. Ltd., H	China	2,794,800	11,642,107
				22,716,443
	Household Durables 1.3%
	Panasonic Corp.	Japan	2,048,800	17,641,700
	Industrial Conglomerates 2.3%
	CK Hutchison Holdings Ltd.	Hong Kong	2,353,000	24,714,151
	Siemens AG	Germany	63,215	6,804,455
				31,518,606
	Insurance 2.6%
	AXA SA	France	722,428	18,180,146
	China Life Insurance Co. Ltd., H	China	6,261,000	16,829,037
				35,009,183
	Interactive Media & Services 1.7%
[a]	Baidu Inc., ADR	China	138,230	22,787,216
	Marine 0.5%
	A.P. Moeller-Maersk AS, B	Denmark	5,208	6,605,955
	Media 0.7%
	SES SA, IDR	Luxembourg	649,032	10,096,236
	Metals & Mining 5.4%
	Alamos Gold Inc., A	Canada	3,063,752	15,563,860
	Barrick Gold Corp.	Canada	843,220	11,560,546
	Sumitomo Metal Mining Co. Ltd.	Japan	357,100	10,537,536
	Wheaton Precious Metals Corp.	Canada	1,450,800	34,545,960
				72,207,902
	Multi-Utilities 2.4%
	E.ON SE	Germany	1,516,092	16,860,108
	Veolia Environnement SA	France	671,188	15,008,075
				31,868,183
	Oil, Gas & Consumable Fuels 10.9%
	BP PLC	United Kingdom	6,149,858	44,745,497
	Cenovus Energy Inc.	Canada	1,082,702	9,401,410
	Eni SpA	Italy	1,507,144	26,639,072
  |  81

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Foreign VIP Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
[b]	Husky Energy Inc.	Canada	1,163,600	$ 11,541,058
	Royal Dutch Shell PLC, A	United Kingdom	16,803	528,318
	Royal Dutch Shell PLC, B	United Kingdom	1,165,213	36,856,584
	Total SA	France	306,006	17,001,377
				146,713,316
	Pharmaceuticals 13.7%
	Astellas Pharma Inc.	Japan	1,323,300	19,805,018
	Bayer AG	Germany	215,217	13,908,253
	Merck KGaA	Germany	151,830	17,315,637
	Novartis AG	Switzerland	128,920	12,401,906
	Roche Holding AG	Switzerland	143,560	39,557,762
	Sanofi	France	370,668	32,745,680
	Takeda Pharmaceutical Co. Ltd.	Japan	565,194	23,058,630
[a]	Teva Pharmaceutical Industries Ltd., ADR	Israel	1,610,544	25,253,330
				184,046,216
	Real Estate Management & Development 1.3%
	Mitsui Fudosan Co. Ltd.	Japan	604,000	15,166,088
	Swire Pacific Ltd., A	Hong Kong	201,500	2,592,564
				17,758,652
	Semiconductors & Semiconductor Equipment 3.9%
	Infineon Technologies AG	Germany	590,665	11,719,790
	NXP Semiconductors NV	Netherlands	221,300	19,560,707
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	2,587,000	20,582,982
				51,863,479
	Specialty Retail 1.2%
	Kingfisher PLC	United Kingdom	5,347,092	16,355,989
	Technology Hardware, Storage & Peripherals 3.9%
	Samsung Electronics Co. Ltd.	South Korea	1,337,964	52,496,149
	Trading Companies & Distributors 1.1%
	Travis Perkins PLC	United Kingdom	856,731	15,301,817
	Wireless Telecommunication Services 2.4%
	China Mobile Ltd.	China	1,821,000	18,558,080
	Vodafone Group PLC, ADR	United Kingdom	772,203	14,038,651
				32,596,731
	Total Common Stocks (Cost $1,214,100,619)			1,309,326,818
	Short Term Investments 3.4%
	Money Market Funds (Cost $26,972,783) 2.0%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	26,972,783	26,972,783
  |  82

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Foreign VIP Fund  (continued)
		Country	Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities (Cost $19,141,195) 1.4%
	Money Market Funds 1.4%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	19,141,195	$ 19,141,195
	Total Investments (Cost $1,260,214,597) 100.8%			1,355,440,796
	Other Assets, less Liabilities (0.8)%			(10,303,588)
	Net Assets 100.0%			$1,345,137,208

See Abbreviations on page 111.
[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2019.
[c]See Note 8 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  83

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Global Bond VIP Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 41.9%
Argentina 2.4%
Argentina Treasury Bill,
Strip, 4/30/20	207,735,000	ARS	$ 5,305,778
Strip, 7/31/20	18,619,000	ARS	413,642
Argentine Bonos del Tesoro,
18.20%, 10/03/21	820,823,000	ARS	13,638,063
16.00%, 10/17/23	844,288,000	ARS	14,529,624
senior note, 15.50%, 10/17/26	1,668,306,000	ARS	26,875,418
Government of Argentina,
[a] FRN, 54.47%, (ARPP7DRR), 6/21/20	10,990,000	ARS	280,911
[a] FRN, 44.503%, (ARS Badlar + 2.00%), 4/03/22	24,036,000	ARS	539,223
[b] Index Linked, 4.00%, 3/06/20	4,138,000	ARS	134,468
senior note, 4.50%, 2/13/20	9,351,000		8,604,089
			70,321,216
Brazil 9.7%
Brazil Notas do Tesouro Nacional,
10.00%, 1/01/21	38,520[c]	BRL	10,270,464
10.00%, 1/01/23	522,145[c]	BRL	140,851,098
10.00%, 1/01/25	69,029[c]	BRL	18,700,961
10.00%, 1/01/27	194,573[c]	BRL	52,709,946
Letra Tesouro Nacional,
Strip, 7/01/19	102,840[c]	BRL	25,857,395
Strip, 7/01/20	118,041[c]	BRL	27,773,975
Strip, 7/01/21	24,360[c]	BRL	5,286,175
			281,450,014
Colombia 1.6%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,386,000,000	COP	782,916
senior bond, 4.375%, 3/21/23	362,000,000	COP	108,221
senior bond, 9.85%, 6/28/27	576,000,000	COP	223,752
Titulos de Tesoreria,
senior bond, B, 11.00%, 7/24/20	9,167,000,000	COP	3,106,385
senior bond, B, 7.00%, 5/04/22	10,237,000,000	COP	3,369,461
senior bond, B, 10.00%, 7/24/24	40,977,000,000	COP	15,296,308
senior bond, B, 7.50%, 8/26/26	35,134,200,000	COP	11,910,747
senior bond, B, 6.00%, 4/28/28	29,113,600,000	COP	8,877,875
senior note, B, 7.00%, 9/11/19	4,056,000,000	COP	1,286,489
			44,962,154
Ghana 1.4%
Government of Ghana,
24.75%, 3/01/21	690,000	GHS	136,236
16.25%, 5/17/21	7,250,000	GHS	1,252,027
24.50%, 6/21/21	80,000	GHS	15,880
24.75%, 7/19/21	1,190,000	GHS	237,744
18.75%, 1/24/22	26,840,000	GHS	4,828,762
17.60%, 11/28/22	370,000	GHS	64,453
19.75%, 3/25/24	26,840,000	GHS	4,956,738
19.00%, 11/02/26	80,510,000	GHS	14,390,794
senior bond, 19.75%, 3/15/32	80,510,000	GHS	14,128,344
senior note, 21.50%, 3/09/20	1,270,000	GHS	236,673
senior note, 18.50%, 6/01/20	500,000	GHS	90,644
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  84

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 18.25%, 9/21/20	480,000	GHS	$ 86,715
senior note, 16.50%, 3/22/21	1,730,000	GHS	301,252
			40,726,262
India 8.4%
Government of India,
senior bond, 8.20%, 2/15/22	500,000,000	INR	7,508,853
senior bond, 8.35%, 5/14/22	212,700,000	INR	3,211,452
senior bond, 8.08%, 8/02/22	1,783,000,000	INR	26,769,097
senior bond, 8.13%, 9/21/22	28,000,000	INR	421,390
senior bond, 9.15%, 11/14/24	2,409,000,000	INR	38,057,917
senior note, 8.27%, 6/09/20	1,222,000,000	INR	18,021,343
senior note, 7.80%, 4/11/21	1,980,300,000	INR	29,298,622
senior note, 8.79%, 11/08/21	653,000,000	INR	9,911,329
senior note, 8.15%, 6/11/22	1,621,000,000	INR	24,371,583
senior note, 6.84%, 12/19/22	98,000,000	INR	1,419,608
senior note, 7.16%, 5/20/23	133,700,000	INR	1,948,675
senior note, 8.83%, 11/25/23	2,983,900,000	INR	46,213,898
senior note, 7.68%, 12/15/23	1,376,000,000	INR	20,487,354
senior note, 6.79%, 5/15/27	1,142,800,000	INR	15,880,336
			243,521,457
Indonesia 4.1%
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	324,406,000,000	IDR	25,578,862
senior bond, FR35, 12.90%, 6/15/22	71,229,000,000	IDR	5,839,375
senior bond, FR39, 11.75%, 8/15/23	5,491,000,000	IDR	451,215
senior bond, FR40, 11.00%, 9/15/25	46,856,000,000	IDR	3,863,315
senior bond, FR43, 10.25%, 7/15/22	147,832,000,000	IDR	11,369,256
senior bond, FR44, 10.00%, 9/15/24	4,454,000,000	IDR	348,250
senior bond, FR46, 9.50%, 7/15/23	226,780,000,000	IDR	17,287,190
senior bond, FR47, 10.00%, 2/15/28	12,000,000	IDR	966
senior bond, FR52, 10.50%, 8/15/30	6,960,000,000	IDR	583,437
senior bond, FR59, 7.00%, 5/15/27	47,752,000,000	IDR	3,225,103
senior bond, FR61, 7.00%, 5/15/22	244,849,000,000	IDR	17,241,728
senior bond, FR63, 5.625%, 5/15/23	258,951,000,000	IDR	17,304,608
senior bond, FR64, 6.125%, 5/15/28	37,000,000	IDR	2,357
senior bond, FR70, 8.375%, 3/15/24	78,915,000,000	IDR	5,811,111
senior bond, FR71, 9.00%, 3/15/29	51,222,000,000	IDR	3,897,046
senior bond, FR73, 8.75%, 5/15/31	60,845,000,000	IDR	4,542,438
			117,346,257
Mexico 7.6%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	3,814,000[d]	MXN	19,718,876
senior bond, M, 6.50%, 6/10/21	18,568,200[d]	MXN	93,233,364
senior bond, M, 8.00%, 12/07/23	41,600[d]	MXN	215,851
senior note, M, 5.00%, 12/11/19	18,742,300[d]	MXN	94,617,569
senior note, M, 7.25%, 12/09/21	1,528,900[d]	MXN	7,770,222
  |  85

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico (continued)
[e]	Mexican Udibonos,
	Index Linked, 4.00%, 6/13/19		484,760[f]	MXN	$ 2,477,256
	Index Linked, 2.50%, 12/10/20		381,773[f]	MXN	1,922,875
					219,956,013
	Philippines 1.0%
	Government of the Philippines,
	senior note, 3.375%, 8/20/20		1,102,110,000	PHP	20,378,052
	senior note, 7-56, 3.875%, 11/22/19		396,880,000	PHP	7,460,523
					27,838,575
	South Korea 5.1%
	Korea Monetary Stabilization Bond,
	senior note, 2.06%, 12/02/19		91,389,000,000	KRW	80,462,220
	senior note, 2.14%, 6/02/20		14,858,000,000	KRW	13,115,498
	senior note, 2.05%, 10/05/20		31,280,000,000	KRW	27,615,783
	Korea Treasury Bond,
	senior note, 1.25%, 12/10/19		18,280,000,000	KRW	16,008,408
	senior note, 1.75%, 6/10/20		7,615,000,000	KRW	6,693,069
	senior note, 3.00%, 3/10/23		3,919,000,000	KRW	3,607,637
					147,502,615
[g]	Supranational 0.3%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		200,000,000	MXN	10,107,820
	Ukraine 0.3%
[h,i,j]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40		14,069,000		9,016,541
	Total Foreign Government and Agency Securities (Cost $1,375,207,114)				1,212,748,924
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $738) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	69,000	AUD	495
	Total Investments before Short Term Investments (Cost $1,375,207,852)				1,212,749,419
			Principal Amount*
	Short Term Investments 54.2%
	Foreign Government and Agency Securities 18.6%
	Argentina 1.7%
[k]	Argentina Treasury Bill, 4/30/19 - 2/28/20		1,748,935,000	ARS	48,165,948
  |  86

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Mexico 13.5%
[k]	Mexico Treasury Bill,
	5/23/19		328,255,360[l]	MXN	$ 167,271,034
	6/06/19 - 2/27/20		72,729,190[l]	MXN	35,752,027
	7/04/19		368,765,587[l]	MXN	185,962,176
					388,985,237
	South Korea 3.4%
	Korea Monetary Stabilization Bond,
	senior note, 1.85%, 10/02/19		59,950,000,000	KRW	52,700,936
	senior note, 1.87%, 11/09/19		45,390,000,000	KRW	39,910,488
	senior note, 2.16%, 2/02/20		7,615,000,000	KRW	6,713,779
					99,325,203
	Total Foreign Government and Agency Securities (Cost $552,934,113)				536,476,388
	U.S. Government and Agency Securities 12.2%
	United States 12.2%
[k]	U.S. Treasury Bill, 5/02/19 - 9/26/19		52,062,000		51,831,521
	U.S. Treasury Note, 1.625%, 6/30/19		303,000,000		302,325,352
	Total U.S. Government and Agency Securities (Cost $354,184,078)				354,156,873
	Total Investments before Money Market Funds (Cost $2,282,326,043)				2,103,382,680
			Shares

	Money Market Funds (Cost $675,945,178) 23.4%
	United States 23.4%
[m,n]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		675,945,178		675,945,178
	Total Investments (Cost $2,958,271,221) 96.1%				2,779,327,858
	Options Written (0.0)%†				(526)
	Other Assets, less Liabilities 3.9%				111,538,139
	Net Assets 100.0%				$2,890,865,471
		Number of Contracts	Notional Amount*
	Options Written (Premiums received $694) (0.0)%†
	Calls - Over-the-Counter
	Currency Options (0.0)%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	69,000	AUD	(526)
  |  87

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]Redemption price at maturity and coupon payment are adjusted for inflation.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Principal amount is stated in 100 Mexican Peso Units.
[e]Principal amount of security is adjusted for inflation.
[f]Principal amount is stated in 100 Unidad de Inversion Units.
[g]A supranational organization is an entity formed by two or more central governments through international treaties.
[h]Non-income producing.
[i]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $9,016,541, representing 0.3% of net assets.
[j]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]Principal amount is stated in 10 Mexican Peso Units.
[m]See Note 8 regarding investments in affiliated management investment companies.
[n]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	206,375,000	42,453,509	EUR	4/01/19	$ 5,025,087	$ —
Brazilian Real	CITI	Sell	206,375,000	46,480,856	EUR	4/01/19	—	(505,463)
Euro	GSCO	Sell	17,044,025	19,521,033		4/04/19	388,817	—
Indian Rupee	HSBK	Buy	721,903,000	10,482,111		4/04/19	—	(63,687)
Indian Rupee	HSBK	Sell	721,903,000	10,085,261		4/04/19	—	(333,163)
Indian Rupee	BNDP	Sell	845,797,600	11,793,544		4/05/19	—	(409,801)
Euro	BOFA	Sell	17,079,724	19,417,768		4/08/19	239,012	—
Euro	DBAB	Sell	8,136,104	9,349,294		4/08/19	213,295	—
Euro	GSCO	Sell	2,045,000	2,350,278		4/08/19	53,955	—
Japanese Yen	DBAB	Sell	114,245,484	1,052,178		4/08/19	20,291	—
Japanese Yen	JPHQ	Sell	424,150,000	3,911,831		4/08/19	80,828	—
Euro	UBSW	Sell	8,311,299	9,606,283		4/09/19	272,770	—
Japanese Yen	JPHQ	Sell	2,831,950,000	26,325,036		4/09/19	744,021	—
Japanese Yen	GSCO	Sell	329,010,000	3,050,173		4/10/19	77,957	—
Japanese Yen	HSBK	Sell	2,816,800,000	26,121,438		4/10/19	674,977	—
South Korean Won	HSBK	Sell	42,561,000,000	38,152,481		4/10/19	733,520	—
Australian Dollar	JPHQ	Sell	5,243,250	3,763,448		4/11/19	39,788	—
Euro	BZWS	Sell	7,003,000	7,887,514		4/11/19	21,883	—
Euro	HSBK	Sell	33,800,018	38,981,054		4/11/19	1,017,543	—
Euro	JPHQ	Sell	14,342,996	16,563,464		4/11/19	453,695	—
Indian Rupee	HSBK	Sell	372,565,670	5,232,443		4/11/19	—	(134,804)
Japanese Yen	DBAB	Sell	770,370,000	7,168,900		4/11/19	208,889	—
Japanese Yen	HSBK	Sell	257,235,537	2,310,433		4/11/19	—	(13,596)
Japanese Yen	JPHQ	Sell	2,831,950,000	26,230,746		4/11/19	645,115	—
Euro	DBAB	Sell	25,440,500	28,646,130		4/12/19	69,454	—
Japanese Yen	BZWS	Sell	1,258,658,389	11,366,839		4/12/19	—	(5,704)
Japanese Yen	DBAB	Sell	595,700,000	5,375,422		4/12/19	—	(6,995)
Australian Dollar	CITI	Sell	19,379,733	13,691,782		4/15/19	—	(72,429)
  |  88

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	60,630,000	43,667,415	4/15/19	$ 605,723	$ —
Euro	BOFA	Sell	17,769,000	20,628,921	4/15/19	664,396	—
Euro	DBAB	Sell	25,440,500	29,422,116	4/15/19	838,207	—
Euro	GSCO	Sell	1,789,884	2,070,537	4/15/19	59,497	—
Indian Rupee	CITI	Sell	643,506,000	9,021,395	4/15/19	—	(239,639)
Indian Rupee	HSBK	Sell	642,936,949	9,021,524	4/15/19	—	(231,320)
Japanese Yen	CITI	Sell	755,114,665	6,822,349	4/15/19	—	(2,298)
Japanese Yen	DBAB	Sell	1,406,600,000	12,699,015	4/15/19	—	(13,689)
Euro	BOFA	Sell	5,251,819	6,067,321	4/16/19	166,094	—
Euro	HSBK	Sell	8,692,000	10,045,344	4/16/19	278,543	—
Indian Rupee	CITI	Sell	33,509,000	469,119	4/16/19	—	(13,004)
Japanese Yen	CITI	Sell	138,680,000	1,287,806	4/16/19	34,318	—
Japanese Yen	HSBK	Sell	1,798,900,000	16,698,692	4/16/19	438,954	—
Japanese Yen	JPHQ	Sell	1,666,680,000	15,522,757	4/16/19	458,118	—
Euro	SCNY	Sell	657,000	754,893	4/17/19	16,590	—
Japanese Yen	HSBK	Sell	536,380,000	4,874,033	4/17/19	25,411	—
Japanese Yen	DBAB	Sell	1,825,131,000	16,390,026	4/18/19	—	(109,785)
Japanese Yen	GSCO	Sell	565,234,451	5,115,383	4/18/19	5,469	—
Japanese Yen	GSCO	Sell	565,336,378	5,076,610	4/18/19	—	(34,225)
Japanese Yen	HSBK	Sell	1,245,390,000	11,168,465	4/18/19	—	(90,288)
Japanese Yen	MSCO	Sell	300,000,000	2,691,066	4/18/19	—	(21,037)
Japanese Yen	CITI	Sell	1,372,892,008	12,343,931	4/22/19	—	(71,968)
Japanese Yen	HSBK	Sell	1,106,730,400	10,022,825	4/22/19	13,988	—
Japanese Yen	JPHQ	Sell	1,886,055,000	17,026,229	4/22/19	—	(30,515)
Euro	DBAB	Sell	8,405,717	9,647,577	4/23/19	196,877	—
Euro	GSCO	Sell	1,231,111	1,414,325	4/23/19	30,164	—
Euro	JPHQ	Sell	28,236,000	32,447,682	4/23/19	701,435	—
Euro	UBSW	Sell	1,922,305	2,209,344	4/23/19	48,061	—
Japanese Yen	JPHQ	Sell	2,504,432,000	22,627,990	4/23/19	—	(23,160)
Euro	DBAB	Sell	14,940,282	17,106,175	4/24/19	307,126	—
Euro	UBSW	Sell	11,641,500	13,318,225	4/24/19	228,370	—
South Korean Won	HSBK	Sell	13,984,825,441	12,510,467	4/24/19	208,011	—
Euro	DBAB	Sell	4,518,681	5,177,053	4/25/19	95,760	—
Euro	HSBK	Sell	19,488,000	22,304,113	4/25/19	389,701	—
Euro	JPHQ	Sell	14,818,028	16,965,234	4/25/19	302,243	—
Japanese Yen	JPHQ	Sell	1,407,000,000	12,896,248	4/25/19	168,441	—
Japanese Yen	JPHQ	Sell	1,976,888,329	17,837,895	4/25/19	—	(45,156)
Japanese Yen	SCNY	Sell	937,086,000	8,474,013	4/25/19	—	(2,924)
Indonesian Rupiah	JPHQ	Buy	1,721,000,000,000	109,778,657	4/26/19	10,490,814	—
Indonesian Rupiah	JPHQ	Sell	500,000,000,000	35,075,412	4/26/19	133,672	—
Japanese Yen	BZWS	Sell	2,063,184,840	18,857,646	4/26/19	192,265	—
Japanese Yen	CITI	Sell	1,866,452,000	17,030,728	4/26/19	145,165	—
Japanese Yen	DBAB	Sell	115,414,516	1,043,168	4/26/19	—	(973)
Japanese Yen	DBAB	Sell	2,181,107,000	19,881,292	4/26/19	149,084	—
Japanese Yen	GSCO	Sell	944,420,000	8,537,979	4/26/19	—	(6,073)
Japanese Yen	HSBK	Sell	2,783,834,488	25,495,363	4/26/19	310,353	—
Japanese Yen	MSCO	Sell	287,615,000	2,651,734	4/26/19	49,716	—
Euro	BOFA	Sell	33,910,663	38,787,864	4/29/19	642,009	—
Euro	CITI	Sell	77,832,770	89,425,961	4/29/19	1,872,450	—
Euro	GSCO	Sell	2,855,793	3,280,507	4/29/19	68,046	—
  |  89

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	8,274,880,977	7,371,503	4/29/19	$ 90,704	$ —
Euro	BOFA	Sell	33,910,663	39,020,321	4/30/19	871,086	—
Euro	BZWS	Sell	22,495,166	25,898,459	4/30/19	591,570	—
Euro	DBAB	Sell	14,776,109	17,027,767	4/30/19	404,757	—
Euro	GSCO	Sell	13,037,050	14,997,079	4/30/19	330,498	—
Euro	HSBK	Sell	25,974,891	29,897,697	4/30/19	676,143	—
Euro	JPHQ	Sell	11,263,000	12,963,702	4/30/19	292,913	—
Euro	SCNY	Sell	12,300,264	14,153,668	4/30/19	315,965	—
South Korean Won	HSBK	Sell	15,755,000,000	13,998,223	4/30/19	135,600	—
Euro	JPHQ	Sell	32,859,900	37,798,743	5/02/19	825,053	—
Japanese Yen	CITI	Sell	708,852,119	6,383,927	5/07/19	—	(34,089)
Euro	JPHQ	Sell	9,220,500	10,580,063	5/08/19	199,711	—
Australian Dollar	CITI	Sell	19,311,633	13,661,436	5/13/19	—	(61,859)
Australian Dollar	JPHQ	Sell	5,243,250	3,712,981	5/13/19	—	(12,994)
Euro	JPHQ	Sell	6,147,005	7,023,292	5/13/19	99,981	—
Euro	HSBK	Sell	1,800,000	2,048,103	5/14/19	20,601	—
Australian Dollar	CITI	Sell	19,311,633	13,736,848	5/15/19	13,027	—
Australian Dollar	JPHQ	Sell	50,143,500	35,662,559	5/15/19	28,059	—
Euro	CITI	Sell	37,063,039	42,162,913	5/15/19	411,774	—
Euro	JPHQ	Sell	6,894,178	7,839,853	5/15/19	73,630	—
Japanese Yen	CITI	Sell	866,760,000	7,875,877	5/15/19	23,841	—
Japanese Yen	JPHQ	Sell	1,893,380,000	17,204,412	5/15/19	52,158	—
South Korean Won	DBAB	Sell	13,920,000,000	12,358,503	5/16/19	106,104	—
Euro	BOFA	Sell	10,878,191	12,374,921	5/20/19	115,309	—
Euro	GSCO	Sell	1,898,500	2,156,525	5/20/19	16,935	—
Euro	JPHQ	Sell	30,863,836	35,089,867	5/20/19	306,633	—
Indian Rupee	HSBK	Sell	425,720,000	5,922,237	5/20/19	—	(166,407)
Japanese Yen	BZWS	Sell	490,853,752	4,380,335	5/20/19	—	(67,868)
Japanese Yen	GSCO	Sell	565,234,451	5,142,749	5/20/19	20,496	—
Japanese Yen	HSBK	Sell	1,658,953,000	15,098,892	5/20/19	65,170	—
Japanese Yen	SCNY	Sell	340,600,700	3,097,863	5/20/19	11,280	—
Australian Dollar	CITI	Sell	13,307,000	9,497,871	5/21/19	40,159	—
Euro	BOFA	Sell	7,066,000	8,069,725	5/21/19	105,707	—
Euro	GSCO	Sell	1,230,811	1,403,518	5/21/19	16,284	—
Euro	JPHQ	Sell	52,722,591	59,925,506	5/21/19	502,399	—
Euro	SCNY	Sell	4,975,000	5,673,739	5/21/19	66,466	—
Euro	UBSW	Sell	2,600,555	2,959,328	5/21/19	28,268	—
Japanese Yen	BOFA	Sell	903,250,850	8,233,752	5/21/19	47,773	—
Japanese Yen	BOFA	Sell	2,190,917,500	19,701,964	5/21/19	—	(153,876)
Japanese Yen	CITI	Sell	1,975,555,500	17,978,964	5/21/19	74,906	—
Japanese Yen	DBAB	Sell	1,635,382,000	14,891,002	5/21/19	69,868	—
Indian Rupee	JPHQ	Sell	451,390,000	6,258,935	5/22/19	—	(195,118)
Japanese Yen	SCNY	Sell	707,660,000	6,429,415	5/22/19	15,596	—
Euro	BZWS	Sell	11,247,583	12,854,300	5/28/19	169,377	—
Euro	GSCO	Sell	6,309,207	7,220,635	5/28/19	105,168	—
Euro	MSCO	Sell	30,744,500	35,142,040	5/28/19	468,669	—
Indian Rupee	JPHQ	Sell	1,087,029,000	15,082,124	5/28/19	—	(447,971)
Indian Rupee	SCNY	Sell	945,558,000	13,161,083	5/28/19	—	(347,853)
Japanese Yen	BNDP	Sell	287,615,000	2,613,316	5/28/19	5,467	—
Japanese Yen	BZWS	Sell	735,200,000	6,688,720	5/28/19	22,549	—
  |  90

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BZWS	Sell	1,920,010,000	17,393,128	5/28/19	$ —	$ (15,897)
Japanese Yen	CITI	Sell	913,412,000	8,315,538	5/28/19	33,492	—
Japanese Yen	DBAB	Sell	858,140,000	7,807,057	5/28/19	26,170	—
Japanese Yen	JPHQ	Sell	773,728,000	6,975,550	5/28/19	—	(39,960)
Japanese Yen	JPHQ	Sell	7,105,349,700	64,680,525	5/28/19	255,231	—
South Korean Won	HSBK	Sell	35,277,000,000	31,443,979	5/28/19	384,814	—
Indonesian Rupiah	HSBK	Buy	424,000,000,000	29,764,830	5/29/19	—	(308,385)
Euro	DBAB	Sell	14,781,916	16,906,196	5/31/19	231,157	—
Japanese Yen	DBAB	Sell	9,952,316,552	90,434,498	5/31/19	174,066	—
Japanese Yen	HSBK	Sell	1,339,587,000	12,178,673	5/31/19	29,571	—
Japanese Yen	JPHQ	Sell	1,375,249,000	12,502,264	5/31/19	29,733	—
Indian Rupee	SCNY	Sell	1,135,539,000	15,793,310	6/03/19	—	(418,022)
Japanese Yen	SCNY	Sell	1,720,000,000	15,656,703	6/03/19	53,852	—
Australian Dollar	GSCO	Sell	127,700,540	90,800,192	6/04/19	16,550	—
Euro	BOFA	Sell	27,627,938	31,702,506	6/04/19	525,963	—
Euro	GSCO	Sell	17,044,025	19,549,838	6/04/19	316,633	—
Japanese Yen	HSBK	Sell	1,247,125,000	11,278,187	6/04/19	—	(35,903)
Japanese Yen	JPHQ	Sell	424,150,000	3,845,613	6/04/19	—	(2,334)
Euro	GSCO	Sell	8,105,300	9,294,915	6/05/19	147,794	—
Euro	JPHQ	Sell	6,775,311	7,770,401	6/05/19	124,220	—
Euro	SCNY	Sell	17,972,751	20,642,424	6/05/19	359,531	—
Euro	UBSW	Sell	6,231,299	7,148,577	6/05/19	116,333	—
Indian Rupee	BNDP	Sell	852,858,400	11,852,746	6/06/19	—	(318,514)
Indian Rupee	HSBK	Sell	718,737,000	9,977,608	6/06/19	—	(279,586)
Indian Rupee	JPHQ	Sell	1,986,473,600	27,638,278	6/06/19	—	(710,959)
Indian Rupee	SCNY	Sell	2,362,358,000	32,902,710	6/06/19	—	(810,825)
Euro	BOFA	Sell	17,090,572	19,509,571	6/07/19	219,064	—
Euro	DBAB	Sell	8,136,104	9,272,473	6/07/19	89,073	—
South Korean Won	GSCO	Sell	44,346,000,000	40,059,621	6/07/19	1,003,740	—
South Korean Won	DBAB	Sell	13,919,000,000	12,521,591	6/10/19	261,881	—
Euro	DBAB	Sell	13,483,000	15,243,880	6/11/19	20,292	—
Indian Rupee	HSBK	Sell	639,544,904	8,921,289	6/11/19	—	(200,212)
Indian Rupee	BNDP	Sell	237,955,000	3,331,070	6/12/19	—	(62,348)
Japanese Yen	CITI	Sell	310,702,000	2,817,034	6/13/19	—	(3,691)
Japanese Yen	JPHQ	Sell	335,950,000	3,045,978	6/13/19	—	(3,963)
Euro	JPHQ	Sell	6,775,311	7,701,395	6/14/19	49,529	—
Indian Rupee	HSBK	Sell	320,909,148	4,526,541	6/14/19	—	(48,757)
Japanese Yen	SCNY	Sell	366,681,000	3,321,476	6/14/19	—	(7,719)
Indian Rupee	HSBK	Sell	640,177,000	9,051,637	6/17/19	—	(72,243)
Euro	BOFA	Sell	5,439,095	6,195,456	6/18/19	50,648	—
Euro	DBAB	Sell	5,008,730	5,704,257	6/18/19	45,654	—
Euro	GSCO	Sell	1,789,884	2,038,472	6/18/19	16,354	—
Indian Rupee	CITI	Sell	516,565,000	7,287,367	6/18/19	—	(73,888)
Japanese Yen	BOFA	Sell	903,250,850	8,149,142	6/18/19	—	(54,294)
Japanese Yen	CITI	Sell	1,782,638,500	16,083,294	6/18/19	—	(106,849)
Japanese Yen	JPHQ	Sell	702,800,000	6,341,444	6/18/19	—	(41,473)
Indian Rupee	JPHQ	Sell	452,937,000	6,430,567	6/19/19	—	(23,182)
Indian Rupee	JPHQ	Sell	389,129,000	5,584,114	6/20/19	40,216	—
Indian Rupee	HSBK	Sell	721,903,000	10,357,288	7/05/19	90,378	—
Indian Rupee	HSBK	Sell	407,532,000	5,593,280	7/22/19	—	(191,532)
  |  91

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	4,497,174,559	4,034,426		7/24/19	$ 67,509	$ —
South Korean Won	HSBK	Sell	75,818,000,000	67,858,230		8/19/19	918,452	—
South Korean Won	CITI	Sell	4,215,000,000	3,745,102		9/20/19	19,465	—
South Korean Won	HSBK	Sell	7,007,000,000	6,209,402		9/20/19	15,917	—
Euro	GSCO	Sell	1,230,811	1,419,334		9/23/19	17,555	—
Euro	BZWS	Sell	11,247,583	12,905,420		9/30/19	87,941	—
Euro	SCNY	Sell	12,544,218	14,327,128		9/30/19	32,033	—
Brazilian Real	CITI	Buy	206,375,000	45,101,403	EUR	10/02/19	425,558	—
Total Forward Exchange Contracts							$45,449,991	$(7,800,267)
Net unrealized appreciation (depreciation)							$37,649,724

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.558%	Semi-Annual		3/04/21	$3,240,000	$ (72,548)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.775%	Semi-Annual		10/04/23	13,090,000	(367,090)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.795%	Semi-Annual		10/04/23	13,090,000	(379,591)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.765%	Semi-Annual		10/07/23	13,090,000	(359,703)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.731%	Semi-Annual		7/07/24	34,000,000	(740,454)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual		1/22/25	114,670,000	2,596,078
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual		1/23/25	143,340,000	2,793,690
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual		1/27/25	84,590,000	1,628,291
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual		1/29/25	21,150,000	449,177
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	17,910,000	375,701
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	28,210,000	789,310
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	7,460,000	(2,304,465)
  |  92

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond VIP Fund  (continued)
Interest Rate Swap Contracts  (continued)
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.32%	Semi-Annual		2/28/41	$5,600,000	$(1,700,061)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,870,000	(561,164)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	6,370,000	(1,378,892)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual		10/04/43	6,370,000	(1,401,616)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual		10/07/43	6,370,000	(1,385,966)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	122,400,000	4,273,776
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	72,700,000	175,063
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	36,700,000	(70,746)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual		2/20/48	15,638,000	(1,336,407)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	15,638,000	(1,409,345)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual		2/23/48	15,638,000	(1,465,674)
Total Centrally Cleared Swap Contracts					$(1,852,636)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$14,630,000	$ (323,094)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	7,460,000	(2,301,040)
Total OTC Swap Contracts					$(2,624,134)
Total Interest Rate Swap Contracts					$(4,476,770)
See Abbreviations on page 111.
  |  93

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Growth VIP Fund
		Country	Shares	Value
	Common Stocks 98.0%
	Air Freight & Logistics 1.6%
	United Parcel Service Inc., B	United States	147,640	$ 16,497,294
	Automobiles 0.7%
	Hero Motocorp Ltd.	India	199,170	7,350,016
	Banks 14.8%
	Bangkok Bank PCL, fgn.	Thailand	1,704,150	11,600,895
	Bangkok Bank PCL, NVDR	Thailand	584,720	3,814,593
	Bank of Ireland Group PLC	Ireland	792,800	4,723,149
	BNP Paribas SA	France	433,547	20,726,274
	Citigroup Inc.	United States	384,990	23,954,078
	Credit Agricole SA	France	925,466	11,182,777
	HSBC Holdings PLC	United Kingdom	2,038,474	16,593,544
	ING Groep NV	Netherlands	1,501,776	18,170,152
	KB Financial Group Inc.	South Korea	328,964	12,097,772
	Standard Chartered PLC	United Kingdom	2,473,643	19,054,869
	Sumitomo Mitsui Financial Group Inc.	Japan	149,880	5,242,385
	Wells Fargo & Co.	United States	221,950	10,724,624
				157,885,112
	Beverages 1.0%
	Suntory Beverage & Food Ltd.	Japan	232,900	10,928,845
	Biotechnology 3.1%
	Amgen Inc.	United States	35,375	6,720,542
[a]	Celgene Corp.	United States	86,480	8,158,523
	Gilead Sciences Inc.	United States	283,260	18,414,733
				33,293,798
	Building Products 0.6%
	Compagnie de Saint-Gobain	France	187,590	6,800,176
	Capital Markets 1.4%
	UBS Group AG	Switzerland	1,096,280	13,289,911
	Value Partners Group Ltd.	Hong Kong	2,079,300	1,615,772
				14,905,683
	Chemicals 0.5%
	Akzo Nobel NV	Netherlands	57,652	5,109,284
	Communications Equipment 0.8%
[a]	CommScope Holding Co. Inc.	United States	407,140	8,847,152
	Construction Materials 0.6%
	Taiheiyo Cement Corp.	Japan	191,970	6,392,359
	Consumer Finance 1.4%
	Capital One Financial Corp.	United States	187,470	15,314,424
	Diversified Telecommunication Services 4.7%
	China Telecom Corp. Ltd., ADR	China	269,865	15,115,139
	China Telecom Corp. Ltd., H	China	2,006,000	1,114,167
	Singapore Telecommunications Ltd.	Singapore	10,574,900	23,563,063
	Telefonica SA	Spain	1,228,275	10,292,754
				50,085,123
	Electrical Equipment 0.9%
	Vestas Wind Systems AS	Denmark	118,270	9,951,349
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  94

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Growth VIP Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Food & Staples Retailing 4.3%
	The Kroger Co.	United States	576,580	$ 14,183,868
	Seven & i Holdings Co. Ltd.	Japan	302,900	11,414,614
	Walgreens Boots Alliance Inc.	United States	312,189	19,752,198
				45,350,680
	Food Products 2.1%
	Kellogg Co.	United States	386,410	22,172,206
	Health Care Providers & Services 2.2%
	AmerisourceBergen Corp.	United States	168,500	13,399,120
	Cardinal Health Inc.	United States	207,060	9,969,939
				23,369,059
	Household Durables 1.1%
	Panasonic Corp.	Japan	1,369,190	11,789,750
	Industrial Conglomerates 2.9%
	CK Hutchison Holdings Ltd.	Hong Kong	1,409,010	14,799,187
	Siemens AG	Germany	150,912	16,244,150
				31,043,337
	Insurance 2.9%
	Aegon NV	Netherlands	2,187,466	10,513,910
	China Life Insurance Co. Ltd., H	China	7,459,230	20,049,778
				30,563,688
	Interactive Media & Services 2.0%
[a]	Alphabet Inc., A	United States	7,250	8,532,452
[a]	Baidu Inc., ADR	China	76,100	12,545,085
				21,077,537
	Leisure Products 1.1%
[a]	Mattel Inc.	United States	858,250	11,157,250
	Machinery 1.0%
[a]	Navistar International Corp.	United States	323,630	10,453,249
	Marine 1.0%
	A.P. Moeller-Maersk AS, B	Denmark	8,500	10,781,609
	Media 3.3%
	Comcast Corp., A	United States	400,534	16,013,349
	SES SA, IDR	Luxembourg	1,233,520	19,188,436
				35,201,785
	Metals & Mining 1.6%
	Wheaton Precious Metals Corp.	Canada	689,844	16,426,333
	Multi-Utilities 3.0%
	E.ON SE	Germany	1,149,310	12,781,211
	Veolia Environnement SA	France	840,310	18,789,721
				31,570,932
	Oil, Gas & Consumable Fuels 12.2%
	Apache Corp.	United States	503,020	17,434,673
	BP PLC	United Kingdom	3,525,201	25,648,864
	Eni SpA	Italy	1,331,279	23,530,623
	Exxon Mobil Corp.	United States	215,160	17,384,928
	Husky Energy Inc.	Canada	719,150	7,132,823
	Kunlun Energy Co. Ltd.	China	12,188,570	12,732,091
  |  95

Franklin Templeton Variable Insurance Products Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Growth VIP Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	Royal Dutch Shell PLC, B	United Kingdom	810,999	$ 25,652,522
				129,516,524
	Personal Products 1.6%
	Coty Inc., A	United States	1,516,950	17,444,925
	Pharmaceuticals 13.3%
	Allergan PLC	United States	144,924	21,218,323
	Bayer AG	Germany	283,386	18,313,628
	Eli Lilly & Co.	United States	47,450	6,157,112
	Merck KGaA	Germany	126,304	14,404,494
	Novartis AG	Switzerland	41,900	4,030,716
	Perrigo Co. PLC	United States	99,530	4,793,365
	Roche Holding AG	Switzerland	58,373	16,084,600
	Sanofi	France	241,347	21,321,160
	Takeda Pharmaceutical Co. Ltd.	Japan	464,300	18,942,384
[a]	Teva Pharmaceutical Industries Ltd., ADR	Israel	1,010,640	15,846,835
				141,112,617
	Real Estate Management & Development 1.2%
	Mitsui Fudosan Co. Ltd.	Japan	513,520	12,894,188
	Software 2.4%
	Oracle Corp.	United States	473,550	25,434,370
	Specialty Retail 1.2%
	Kingfisher PLC	United Kingdom	4,291,927	13,128,391
	Technology Hardware, Storage & Peripherals 1.9%
	Samsung Electronics Co. Ltd.	South Korea	509,220	19,979,677
	Wireless Telecommunication Services 3.6%
	Bharti Airtel Ltd.	India	2,564,140	12,345,379
	China Mobile Ltd.	China	1,390,300	14,168,753
	Vodafone Group PLC	United Kingdom	6,507,182	11,851,169
				38,365,301
	Total Common Stocks (Cost $1,024,779,259)			1,042,194,023
			Principal Amount*
	Short Term Investments (Cost $17,000,000) 1.6%
	Time Deposits 1.6%
	Royal Bank of Canada, 2.40%, 4/01/19	Canada	$17,000,000	17,000,000
	Total Investments (Cost $1,041,779,259) 99.6%			1,059,194,023
	Other Assets, less Liabilities 0.4%			4,639,962
	Net Assets 100.0%			$1,063,833,985

See Abbreviations on page 111.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
  |  96

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
Certain or all Funds invest in affiliated funds managed by Franklin Templeton (Underlying Funds) and/or exchange traded funds (ETFs).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
  |  97

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over
  |  98

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2019, the Funds received Government of Canada, United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Global Discovery VIP Fund $638,931
Franklin Mutual Shares VIP Fund $334,120
Templeton Global Bond VIP Fund $19,801,200
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk and/or certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
  |  99

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS  (continued)
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Franklin Income VIP Fund did not hold any option contracts at period end.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Mutual Global Discovery VIP Fund - Futures and forwards
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Futures, forwards, swaps and VRI
Franklin VolSmart Allocation VIP Fund - Futures and swaps
Templeton Global Bond VIP Fund - Options, Forwards, swaps and VRI
  |  100

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
4.  MORTGAGE DOLLAR ROLLS
Franklin Strategic Income VIP Fund and Franklin U.S Government Securities VIP Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2019, the Templeton Developing Markets VIP Fund had 8.1% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in Russia.
6.  RESTRICTED SECURITIES
At March 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Principal Amount/ Shares	Issuer	Acquisition Date	Cost	Value
Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$595	$ —
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	16,108
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	483,107
	Total Restricted Securities (Value is 0.1% of Net Assets)		$3,529,938	$499,215
  |  101

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
6.  RESTRICTED SECURITIES  (continued)
Principal Amount/ Shares	Issuer	Acquisition Date	Cost	Value
Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$1,754	$ —
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	65,732
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	12,591,586	1,833,585
	Total Restricted Securities (Value is 0.1% of Net Assets)		$13,742,581	$1,899,317
Franklin Small-Mid Cap Growth VIP Fund
96,296	Bill.com, pfd., H	12/21/18	$799,998	$799,998
733,541	DraftKings Inc.	8/07/15	2,800,003	1,878,729
	Total Restricted Securities (Value is 0.6% of Net Assets)		$3,600,001	$2,678,727
Franklin Strategic Income VIP Fund
14,792,309	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$114,768	$10,247
1,472,041	K2016470219 South Africa Ltd., B	2/01/17	1,093	1,020
933,786	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/08/13 - 12/31/18	1,375,694	1,159
247,597	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	197,389	9,321
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$1,688,944	$21,747

†Rounds to less than 0.1% of net assets.
7.  INVESTMENTS IN UNDERLYING FUNDS
Certain or all Funds invest in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin Templeton Services, LLC. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in Underlying Funds for the three months ended March 31, 2019, were as follows:
Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Founding Funds Allocation VIP Fund
Controlled Affiliates
Templeton Growth VIP Fund, Class 1	20,860,740	—	(598,586)	20,262,154	$272,525,975	$ —	$(640,441)	$21,709,835
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1	17,074,938	44,416	(578,901)	16,540,453	277,217,989	—	1,223,805	24,318,953
Franklin Mutual Shares VIP Fund, Class 1	14,842,790	32,034	(637,151)	14,237,673	277,349,873	—	(221,136)	26,228,978
Total Non-Controlled Affiliates					$554,567,862	$ —	$1,002,669	$50,547,931
Total Affiliated Securities					$827,093,837	$ —	$362,228	$72,257,766
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	131,742	—	(18,684)	113,058	$9,399,642	$ —	$500,486	$1,419,930
Franklin Income Fund, Class R6	7,922,262	104,278	(1,597,588)	6,428,952	14,786,589	229,442	(197,307)	1,521,682
Franklin Low Duration Total Return Fund, Class R6	3,000,596	213,995	—	3,214,591	31,277,973	251,913	—	398,278
Franklin Strategic Income Fund, Class R6	1,996,758	216,023	—	2,212,781	21,264,827	236,395	—	675,924
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,130,276	12,211,703	(5,624,984)	7,716,995	7,716,995	22,176	—	—
Total Affiliated Securities					$84,446,026	$739,926	$303,179	$4,015,814

  |  102

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, investments in affiliated management investment companies were as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	639	19,189,156	(4,882,936)	14,306,859	$ 14,306,859	$ 42,692	$ —	$ —
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	107,250	1,924,875	(2,032,125)	—	—	4,882	—	—
Total Affiliated Securities					$14,306,859	$47,574	$ —	$ —
Franklin Income VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	157,193,174	281,034,269	(289,721,004)	148,506,439	$148,506,439	$ 686,452	$ —	$ —
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,099,000	20,582,000	(21,681,000)	—	—	$2,745	—	—
Total Non-Controlled Affiliates					$148,506,439	$689,197	$ —	$ —
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	14,138,000	(14,138,000)	—	$ —	$ 3,622	$ —	$ —
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	70,341,000	(70,341,000)	—	$ —	$ 5,826	$ —	$ —
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	8,504,577	133,998,891	(74,454,068)	68,049,400	$ 68,049,400	$ 260,551	$ —	$ —
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES  (continued)
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	45,444,842	87,133,366	(83,043,342)	49,534,866	$ 49,534,866	$ 165,393	$ —	$ —
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	12,085,918	23,373,796	(25,324,190)	10,135,524	$ 10,135,524	$ 70,767	$ —	$ —
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	8,061,675	(7,341,425)	720,250	720,250	9,314	—	—
Total Affiliated Securities					$10,855,774	$80,081	$ —	$ —
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
						Dividends
Franklin Lower Tier Floating Rate Fund	1,430,188	—	—	1,430,188	$ 12,442,632	$ 297,462	$ —	$(557,773)
Franklin Middle Tier Floating Rate Fund	1,358,951	—	—	1,358,951	12,121,847	260,605	—	(108,716)
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	10,265,231	34,765,057	(39,969,947)	5,060,341	5,060,341	58,416	—	—
Total Affiliated Securities					$29,624,820	$616,483	$ —	$(666,489)
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	5,427,431	13,739,815	(11,054,267)	8,112,979	$ 8,112,979	$ 32,972	$ —	$ —
Templeton Foreign VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	49,866,794	68,319,999	(91,214,010)	26,972,783	$ 26,972,783	$ 190,096	$ —	$ —
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	13,003,937	128,362,790	(122,225,532)	19,141,195	19,141,195	63,399	—	—
Total Affiliated Securities					$46,113,978	$253,495	$ —	$ —
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	663,563,266	125,987,181	(113,605,269)	675,945,178	$675,945,178	$3,378,930	$ —	$ —
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Templeton Growth VIP Fund
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	12,394,593	24,184,855	(36,579,448)	—	$ —	$ 17,210	$ —	$ —
9.  INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)
Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2019, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2019, the net assets of FT Subsidiary were $6,400,694, representing 1.4% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
10.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$111,448,123	$—	$—	$111,448,123
Short Term Investments	14,306,859	—	—	14,306,859
Total Investments in Securities	$125,754,982	$ —	$ —	$125,754,982
Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$827,093,837	$—	$—	$827,093,837
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS  (continued)
	Level 1	Level 2	Level 3	Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$163,037,789	$—	$—	$163,037,789
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$91,656,251	$—	$—	$91,656,251
Equity-Linked Securities	—	9,949,590	—	9,949,590
Short Term Investments	—	386,998	—	386,998
Total Investments in Securities	$91,656,251	$10,336,588	$ —	$101,992,839
Franklin Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Financials	$325,015,236	$14,487,500	$—	$339,502,736
All Other Equity Investments	1,666,006,692	—	—	1,666,006,692
Equity-Linked Securities	—	450,837,391	—	450,837,391
Index-Linked Notes	—	14,065,140	—	14,065,140
Convertible Bonds	—	57,780,339	—	57,780,339
Corporate Bonds	—	2,085,610,572	—	2,085,610,572
Senior Floating Rate Interests	—	165,454,580	—	165,454,580
U.S. Government and Agency Securities	—	428,417,481	—	428,417,481
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	148,506,439	—	—	148,506,439
Total Investments in Securities	$2,139,528,367	$3,216,653,003	$ —	$5,356,181,370
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$118,132,167	$—	$—	$118,132,167
Short Term Investments	—	1,440,512	—	1,440,512
Total Investments in Securities	$118,132,167	$1,440,512	$ —	$119,572,679
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$1,569,274	$—	$499,215	$2,068,489
All Other Equity Investments	526,494,790	—	—	526,494,790
Corporate Notes and Senior Floating Rate Interests	—	7,229,421	—	7,229,421
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	—	7,936,116	—[c]	7,936,116
Companies in Liquidation	—	11,824	—[c]	11,824
Short Term Investments	16,906,481	7,000,000	—	23,906,481
Total Investments in Securities	$544,970,545	$22,177,361	$499,215	$567,647,121
Other Financial Instruments:
Futures Contracts	$126,329	$—	$—	$126,329
Forward Exchange Contracts	—	804,081	—	804,081
Total Other Financial Instruments	$126,329	$804,081	$ —	$930,410
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Global Discovery VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$4,924,897	$—	$—	$4,924,897
Forward Exchange Contracts	—	190,133	—	190,133
Total Other Financial Instruments	$4,924,897	$190,133	$ —	$5,115,030
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$11,482,379	$—	$1,899,317	$13,381,696
Machinery	8,085,162	18,760,568	—	26,845,730
Specialty Retail	—	—	9,789,787	9,789,787
Technology Hardware, Storage & Peripherals	123,307,327	—	713,354	124,020,681
All Other Equity Investments	2,942,539,474	—	—[c]	2,942,539,474
Corporate Notes and Senior Floating Rate Interests	—	117,829,824	—	117,829,824
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	—	60,070,150	—[c]	60,070,150
Companies in Liquidation	—	181,237	—[c]	181,237
Short Term Investments	198,284,955	7,400,000	—	205,684,955
Total Investments in Securities	$3,283,699,297	$204,241,779	$12,402,458	$3,500,343,534
Other Financial Instruments:
Futures Contracts	$259,090	$—	$—	$259,090
Forward Exchange Contracts	—	921,494	—	921,494
Total Other Financial Instruments	$259,090	$921,494	$ —	$1,180,584
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$48,116,354	$—	$—	$48,116,354
Forward Exchange Contracts	—	322,383	—	322,383
Total Other Financial Instruments	$48,116,354	$322,383	$ —	$48,438,737
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,517,133,231	$—	$—	$1,517,133,231
Short Term Investments	68,049,400	—	—	68,049,400
Total Investments in Securities	$1,585,182,631	$ —	$ —	$1,585,182,631
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,077,764,027	$—	$—	$1,077,764,027
Corporate Bonds	—	8,222,075	—	8,222,075
Short Term Investments	49,534,866	—	—	49,534,866
Total Investments in Securities	$1,127,298,893	$8,222,075	$ —	$1,135,520,968
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$62,144,499	$—	$1,878,729	$64,023,228
Financials	30,179,617	—	799,998	30,979,615
All Other Equity Investments	330,215,227	—	—	330,215,227
Short Term Investments	10,855,774	—	—	10,855,774
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS  (continued)
	Level 1	Level 2	Level 3	Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Total Investments in Securities	$433,395,117	$ —	$2,678,727	$436,073,844
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$41,832	$41,832
Energy	249,795	927,636	51	1,177,482
Retailing	—	—	11,267	11,267
All Other Equity Investments	24,903,657	—	—	24,903,657
Corporate Bonds:
Retailing	—	1,165,370	10,480	1,175,850
All Other Corporate Bonds	—	165,118,611	—	165,118,611
Senior Floating Rate Interests	—	62,457,217	—	62,457,217
Foreign Government and Agency Securities	—	12,617,924	—	12,617,924
U.S. Government and Agency Securities	—	31,134,023	—	31,134,023
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	114,297,641	—	114,297,641
Mortgage-Backed Securities	—	47,488,200	—	47,488,200
Municipal Bonds	—	6,296,399	—	6,296,399
Escrows and Litigation Trusts	—	9,750	—[c]	9,750
Short Term Investments	5,060,341	—	—	5,060,341
Total Investments in Securities	$30,213,793	$441,512,771	$63,630	$471,790,194
Other Financial Instruments:
Futures Contracts	$546,287	$—	$—	$546,287
Forward Exchange Contracts	—	178,796	—	178,796
Swap Contracts	—	859,316	—	859,316
Total Other Financial Instruments	$546,287	$1,038,112	$ —	$1,584,399
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$156,085	$—	$156,085
Swap Contracts	—	1,002,353	—	1,002,353
Total Other Financial Instruments	$ —	$1,158,438	$ —	$1,158,438
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$901,012,290	$—	$901,012,290
U.S. Government and Agency Securities	—	205,522,368	—	205,522,368
Short Term Investments	—	28,525,875	—	28,525,875
Total Investments in Securities	$ —	$1,135,060,533	$ —	$1,135,060,533
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$96,283,989	$—	$—	$96,283,989
Investments in Underlying Funds and Exchange Traded Funds	80,478,540	—	—	80,478,540
Short Term Investments	7,716,995	—	—	7,716,995
Total Investments in Securities	$184,479,524	$ —	$ —	$184,479,524
Liabilities:
Other Financial Instruments:
Swap Contracts	$—	$2,204	$—	$2,204
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Indonesia	$4,159,252	$—	$3,806,592	$7,965,844
All Other Equity Investments	310,382,624	—	—	310,382,624
Short Term Investments	8,112,979	—	—	8,112,979
Total Investments in Securities	$322,654,855	$ —	$3,806,592	$326,461,447
Templeton Foreign VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,309,326,818	$—	$—	$1,309,326,818
Short Term Investments	46,113,978	—	—	46,113,978
Total Investments in Securities	$1,355,440,796	$ —	$ —	$1,355,440,796
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$1,212,748,924	$—	$1,212,748,924
Options Purchased	—	495	—	495
Short Term Investments	727,776,699	838,801,740	—	1,566,578,439
Total Investments in Securities	$727,776,699	$2,051,551,159	$ —	$2,779,327,858
Other Financial Instruments:
Forward Exchange Contracts	$—	$45,449,991	$—	$45,449,991
Swap Contracts	—	13,081,086	—	13,081,086
Total Other Financial Instruments	$ —	$58,531,077	$ —	$58,531,077
Liabilities:
Other Financial Instruments:
Options Written	$—	$526	$—	$526
Forward Exchange Contracts	—	7,800,267	—	7,800,267
Swap Contracts	—	17,557,856	—	17,557,856
Total Other Financial Instruments	$ —	$25,358,649	$ —	$25,358,649
Templeton Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,042,194,023	$—	$—	$1,042,194,023
Short Term Investments	—	17,000,000	—	17,000,000
Total Investments in Securities	$1,042,194,023	$17,000,000	$ —	$1,059,194,023

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred, convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2019.
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Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS  (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets and liabilities for the three months ended March 31, 2019, are as follows:
	Balance at Beginning of Period	Purchases (Sales)	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$—	$—	$3,806,592	$—	$—	$—	$—	$3,806,592	$—

aThe investment was transferred in to Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities. May include amount related to a corporate action.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount	Impact to Fair Value if Input Increases[a]
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$3,806,592	Market comparables	Discount rate	12%	Decrease
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
11.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for following:
On October 23, 2018, the Board approved a plan to reposition the Franklin Founding Funds Allocation VIP Fund to a direct investment fund with an actively managed dynamic allocation strategy, which was then approved by shareholders on January 17, 2019. Effective May 1, 2019, the Fund entered into an investment management arrangement with Franklin Advisers, Inc. (Advisers) and sub-advisory arrangements with various Franklin Templeton affiliated advisers, changed the name of the Fund to “Franklin Allocation VIP Fund” and modified the Fund’s principal investment strategies.
  |  110

Franklin Templeton Variable Insurance Products Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Counterparty
BNDP	BNP Paribas SA
BOFA	Bank of America Corp.
BONY	The Bank of New York Mellon Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar
Selected Portfolio

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
EAFE	Europe, Australia & Far East
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
GO	General Obligation
HDC	Housing Development Corp.
IDR	International Depositary Receipt
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
NVDR	Non-Voting Depositary Receipt
PC	Participation Certificate
PIK	Payment-In-Kind
PL	Project Loan
RDA	Redevelopment Agency/Authority
REIT	Real Estate Investment Trust
SF	Single Family
T-Note	Treasury Note
TVA	Tennessee Valley Authority
VIX	Market Volatility Index
VRI	Value Recovery Instrument

Index
CDX.EM.Series number	CDX Emerging Markets Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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